UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-21591

AMERICAN CENTURY ASSET ALLOCATION PORTFOLIOS, INC.
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	07-31

Date of reporting period:	01-31-2019

ITEM 1. REPORTS TO STOCKHOLDERS.

Semiannual Report

January 31, 2019

One Choice® Portfolio: Very Conservative
Investor Class (AONIX)
R Class (AORHX)

One Choice® Portfolio: Conservative
Investor Class (AOCIX)
R Class (AORSX)

One Choice® Portfolio: Moderate
Investor Class (AOMIX)
R Class (AORMX)

One Choice® Portfolio: Aggressive
Investor Class (AOGIX)
R Class (AORYX)

One Choice® Portfolio: Very Aggressive
Investor Class (AOVIX)
R Class (AORVX)

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the funds' shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the funds or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the funds or your financial intermediary electronically by calling or sending an email request to your appropriate contacts as listed on the back cover of this report.

You may elect to receive all future reports in paper free of charge. You can inform the funds or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by calling or sending an email request to your appropriate contacts as listed on the back cover of this report. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended January 31, 2019. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional commentary and information on fund performance, plus other investment insights, please visit our website, americancentury.com.

Stocks Struggle, Bonds Persevere as Volatility Grips Markets

The period began on an upbeat note for stock investors, but sentiment shifted swiftly and severely in October. Concerns about slowing global economic and earnings growth, trade tensions, and rising U.S. interest rates triggered a steep stock market sell-off that lasted through the end of 2018.

Meanwhile, the Federal Reserve (Fed) maintained its rate-hike strategy, which helped keep U.S. Treasury yields on an upward trajectory through early November. However, after climbing to 3.24% in November, the benchmark 10-year Treasury yield tumbled on signs of moderating U.S. economic growth. In addition, continued stock market volatility triggered safe-haven buying, which also aided Treasuries. Then, the Fed surprised many investors with a bullish outlook when it announced another rate increase in December. Investors feared the Fed’s plans for two rate hikes in 2019 were too aggressive, further fueling the risk-off sentiment among investors.

The new year brought a renewed sense of stability to the financial markets. Investors’ growth concerns eased as U.S. economic and earnings data were better than expected. In addition, the Fed held rates steady, adopted a softer tone, and hinted its rate-hike campaign was at or nearing an end. Risk-on sentiment returned, and stocks rallied to start the year. However, the January gains were not enough to offset earlier losses, and U.S. stocks (S&P 500 Index) returned -3.00% for the six-month period. Losses among non-U.S. stocks were steeper. Bonds were a bright spot, gaining 2.71% (Bloomberg Barclays U.S. Aggregate Bond Index).

As recent performance trends indicate, market volatility remains a formidable force. But volatile markets often produce the most compelling investment opportunities. We believe this scenario underscores the importance of using professionally managed portfolios in pursuit of investment goals. We appreciate your continued trust and confidence in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Portfolio Characteristics

Underlying Fund Allocations(1) as a % of net assets as of January 31, 2019
	One Choice Portfolio: Very Conservative	One Choice Portfolio: Conservative	One Choice Portfolio: Moderate	One Choice Portfolio: Aggressive	One Choice Portfolio: Very Aggressive
Equity
Core Equity Plus Fund	1.5%	2.3%	3.3%	3.5%	3.8%
Equity Growth Fund	5.0%	8.0%	10.4%	11.2%	12.0%
Growth Fund	2.8%	5.1%	6.7%	9.0%	11.4%
Heritage Fund	1.3%	2.8%	5.1%	7.3%	8.7%
Large Company Value Fund	6.8%	7.3%	8.5%	11.6%	11.9%
Mid Cap Value Fund	4.2%	5.5%	6.0%	7.1%	8.0%
NT Disciplined Growth Fund	1.0%	1.5%	2.0%	2.8%	3.8%
Real Estate Fund	1.5%	—	—	—	—
Small Company Fund	1.0%	1.5%	2.5%	3.1%	5.0%
Emerging Markets Fund	—	—	4.1%	5.6%	8.4%
International Growth Fund	—	4.1%	5.6%	6.5%	9.5%
NT Global Real Estate Fund	—	1.6%	2.1%	2.6%	3.0%
NT International Small-Mid Cap Fund	—	1.0%	2.1%	2.6%	5.1%
NT International Value Fund	—	4.6%	3.6%	3.3%	3.5%
NT Non-U.S. Intrinsic Value Fund	—	—	2.6%	3.8%	5.9%
Total Equity	25.1%	45.3%	64.6%	80.0%	100.0%
Fixed Income
Diversified Bond Fund	20.5%	20.0%	14.0%	6.6%	—
Inflation-Adjusted Bond Fund	10.0%	7.0%	4.9%	2.9%	—
NT High Income Fund	2.0%	2.0%	2.6%	4.4%	—
Short Duration Fund	7.0%	—	—	—	—
Short Duration Inflation Protection Bond Fund	12.9%	5.0%	1.0%	0.9%	—
Emerging Markets Debt Fund	1.5%	2.1%	2.1%	1.4%	—
Global Bond Fund	8.0%	7.0%	4.9%	2.9%	—
International Bond Fund	7.0%	5.6%	2.0%	—	—
Total Fixed Income	68.9%	48.7%	31.5%	19.1%	—
U.S. Government Money Market Fund	6.0%	6.0%	3.9%	0.9%	—
Other Assets and Liabilities	—(2)	—(2)	—(2)	—(2)	—(2)

(1)	Underlying fund investments represent Investor Class.

(2)	Category is less than 0.05% of total net assets.

3

Shareholder Fee Examples

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds. As a shareholder in the underlying American Century Investments funds, your fund will indirectly bear its pro rata share of the expenses incurred by the underlying funds. These expenses are not included in the fund’s annualized expense ratio or the expenses paid during the period. These expenses are, however, included in the effective expenses paid during the period.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from August 1, 2018 to January 31, 2019.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

	Beginning Account Value 8/1/18	Ending Account Value 1/31/19	Expenses Paid During Period(1) 8/1/18 - 1/31/19	Annualized Expense Ratio(1)	Effective Expenses Paid During Period(2) 8/1/18 - 1/31/19	Effective Annualized Expense Ratio(2)
One Choice Portfolio: Very Conservative
Actual
Investor Class	$1,000	$997.80	$0.00	0.00%(3)	$3.52	0.70%
R Class	$1,000	$995.20	$2.51	0.50%	$6.03	1.20%
Hypothetical
Investor Class	$1,000	$1,025.21	$0.00	0.00%(3)	$3.57	0.70%
R Class	$1,000	$1,022.69	$2.55	0.50%	$6.11	1.20%
One Choice Portfolio: Conservative
Actual
Investor Class	$1,000	$979.20	$0.00	0.00%(3)	$4.04	0.81%
R Class	$1,000	$976.60	$2.49	0.50%	$6.53	1.31%
Hypothetical
Investor Class	$1,000	$1,025.21	$0.00	0.00%(3)	$4.13	0.81%
R Class	$1,000	$1,022.69	$2.55	0.50%	$6.67	1.31%
One Choice Portfolio: Moderate
Actual
Investor Class	$1,000	$966.90	$0.00	0.00%(3)	$4.41	0.89%
R Class	$1,000	$965.00	$2.48	0.50%	$6.88	1.39%
Hypothetical
Investor Class	$1,000	$1,025.21	$0.00	0.00%(3)	$4.53	0.89%
R Class	$1,000	$1,022.69	$2.55	0.50%	$7.07	1.39%
One Choice Portfolio: Aggressive
Actual
Investor Class	$1,000	$956.50	$0.00	0.00%(3)	$4.78	0.97%
R Class	$1,000	$953.90	$2.46	0.50%	$7.24	1.47%
Hypothetical
Investor Class	$1,000	$1,025.21	$0.00	0.00%(3)	$4.94	0.97%
R Class	$1,000	$1,022.69	$2.55	0.50%	$7.48	1.47%
One Choice Portfolio: Very Aggressive
Actual
Investor Class	$1,000	$939.30	$0.00	0.00%(3)	$5.08	1.04%
R Class	$1,000	$936.60	$2.44	0.50%	$7.52	1.54%
Hypothetical
Investor Class	$1,000	$1,025.21	$0.00	0.00%(3)	$5.30	1.04%
R Class	$1,000	$1,022.69	$2.55	0.50%	$7.83	1.54%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any underlying fund fees and expenses.

(2)
Effective expenses reflect the sum of expenses borne directly by the class plus the fund's pro rata share of the weighted average expense ratio of the underlying funds in which it invests. The effective annualized expense ratio combines the class's annualized expense ratio and the annualized weighted average expense ratio of the underlying funds. The annualized weighted average expense ratio of the underlying funds for the one-half year period reflects the actual expense ratio of each underlying fund from its most recent shareholder report, annualized and weighted for the fund's relative average investment therein during the period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements.

(3)	Other expenses, which include directors' fees and expenses, did not exceed 0.005%.

5

Schedules of Investments

JANUARY 31, 2019 (UNAUDITED)

One Choice Portfolio: Very Conservative

	Shares	Value
MUTUAL FUNDS(1) — 100.0%
Domestic Fixed Income Funds — 52.4%
Diversified Bond Fund Investor Class	8,185,508	$85,456,700
Inflation-Adjusted Bond Fund Investor Class	3,732,028	41,761,395
NT High Income Fund Investor Class	878,021	8,358,757
Short Duration Fund Investor Class	2,869,505	29,010,697
Short Duration Inflation Protection Bond Fund Investor Class	5,391,251	53,966,427
		218,553,976
Domestic Equity Funds — 25.1%
Core Equity Plus Fund Investor Class	456,725	6,293,672
Equity Growth Fund Investor Class	718,296	20,938,340
Growth Fund Investor Class	369,113	11,542,154
Heritage Fund Investor Class	277,349	5,283,491
Large Company Value Fund Investor Class	2,964,584	28,222,840
Mid Cap Value Fund Investor Class	1,204,185	17,737,644
NT Disciplined Growth Fund Investor Class	374,513	4,209,522
Real Estate Fund Investor Class	228,828	6,313,353
Small Company Fund Investor Class	323,917	4,194,730
		104,735,746
International Fixed Income Funds — 16.5%
Emerging Markets Debt Fund Investor Class	626,665	6,272,913
Global Bond Fund Investor Class	3,411,567	33,296,892
International Bond Fund Investor Class	2,280,964	29,105,102
		68,674,907
Money Market Funds — 6.0%
U.S. Government Money Market Fund Investor Class	24,788,224	24,788,224
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $389,663,895)		416,752,853
OTHER ASSETS AND LIABILITIES†		11
TOTAL NET ASSETS — 100.0%		$416,752,864

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

See Notes to Financial Statements.

6

JANUARY 31, 2019 (UNAUDITED)

One Choice Portfolio: Conservative

	Shares	Value
MUTUAL FUNDS(1) — 100.0%
Domestic Fixed Income Funds — 34.1%
Diversified Bond Fund Investor Class	23,487,915	$245,213,838
Inflation-Adjusted Bond Fund Investor Class	7,640,790	85,500,446
NT High Income Fund Investor Class	2,610,286	24,849,918
Short Duration Inflation Protection Bond Fund Investor Class	6,129,369	61,354,983
		416,919,185
Domestic Equity Funds — 33.9%
Core Equity Plus Fund Investor Class	2,025,295	27,908,565
Equity Growth Fund Investor Class	3,334,610	97,203,870
Growth Fund Investor Class	2,008,070	62,792,333
Heritage Fund Investor Class	1,766,224	33,646,564
Large Company Value Fund Investor Class	9,343,391	88,949,079
Mid Cap Value Fund Investor Class	4,566,816	67,269,204
NT Disciplined Growth Fund Investor Class	1,659,776	18,655,878
Small Company Fund Investor Class	1,438,800	18,632,463
		415,057,956
International Fixed Income Funds — 14.6%
Emerging Markets Debt Fund Investor Class	2,521,093	25,236,141
Global Bond Fund Investor Class	8,800,411	85,892,015
International Bond Fund Investor Class	5,339,114	68,127,094
		179,255,250
International Equity Funds — 11.4%
International Growth Fund Investor Class	4,728,140	50,401,968
NT Global Real Estate Fund Investor Class	1,954,585	19,194,025
NT International Small-Mid Cap Fund Investor Class	1,323,378	12,717,658
NT International Value Fund Investor Class	6,369,620	56,625,920
		138,939,571
Money Market Funds — 6.0%
U.S. Government Money Market Fund Investor Class	72,887,890	72,887,890
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,141,333,942)		1,223,059,852
OTHER ASSETS AND LIABILITIES†		8,769
TOTAL NET ASSETS — 100.0%		$1,223,068,621

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

See Notes to Financial Statements.

7

JANUARY 31, 2019 (UNAUDITED)

One Choice Portfolio: Moderate

	Shares	Value
MUTUAL FUNDS(1) — 100.0%
Domestic Equity Funds — 44.5%
Core Equity Plus Fund Investor Class	4,346,512	$59,894,934
Equity Growth Fund Investor Class	6,466,917	188,510,629
Growth Fund Investor Class	3,894,037	121,766,527
Heritage Fund Investor Class	4,891,172	93,176,821
Large Company Value Fund Investor Class	16,219,770	154,412,207
Mid Cap Value Fund Investor Class	7,443,052	109,636,154
NT Disciplined Growth Fund Investor Class	3,287,360	36,949,923
Small Company Fund Investor Class	3,562,558	46,135,123
		810,482,318
Domestic Fixed Income Funds — 22.5%
Diversified Bond Fund Investor Class	24,383,935	254,568,280
Inflation-Adjusted Bond Fund Investor Class	7,995,890	89,474,009
NT High Income Fund Investor Class	4,845,846	46,132,455
Short Duration Inflation Protection Bond Fund Investor Class	1,825,702	18,275,280
		408,450,024
International Equity Funds — 20.1%
Emerging Markets Fund Investor Class	7,113,574	75,617,290
International Growth Fund Investor Class	9,556,124	101,868,283
NT Global Real Estate Fund Investor Class	3,904,535	38,342,535
NT International Small-Mid Cap Fund Investor Class	3,947,236	37,932,941
NT International Value Fund Investor Class	7,314,968	65,030,066
NT Non-U.S. Intrinsic Value Fund Investor Class	4,558,394	46,905,879
		365,696,994
International Fixed Income Funds — 9.0%
Emerging Markets Debt Fund Investor Class	3,738,461	37,421,998
Global Bond Fund Investor Class	9,206,761	89,857,990
International Bond Fund Investor Class	2,905,887	37,079,120
		164,359,108
Money Market Funds — 3.9%
U.S. Government Money Market Fund Investor Class	71,265,995	71,265,995
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,618,622,366)		1,820,254,439
OTHER ASSETS AND LIABILITIES†		(1,018)
TOTAL NET ASSETS — 100.0%		$1,820,253,421

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

See Notes to Financial Statements.

8

JANUARY 31, 2019 (UNAUDITED)

One Choice Portfolio: Aggressive

	Shares	Value
MUTUAL FUNDS(1) — 100.0%
Domestic Equity Funds — 55.6%
Core Equity Plus Fund Investor Class	3,364,420	$46,361,704
Equity Growth Fund Investor Class	5,053,751	147,316,842
Growth Fund Investor Class	3,789,065	118,484,056
Heritage Fund Investor Class	5,059,890	96,390,912
Large Company Value Fund Investor Class	15,973,281	152,065,632
Mid Cap Value Fund Investor Class	6,386,833	94,078,043
NT Disciplined Growth Fund Investor Class	3,276,866	36,831,973
Small Company Fund Investor Class	3,125,889	40,480,261
		732,009,423
International Equity Funds — 24.4%
Emerging Markets Fund Investor Class	6,880,547	73,140,213
International Growth Fund Investor Class	8,076,402	86,094,445
NT Global Real Estate Fund Investor Class	3,531,181	34,676,196
NT International Small-Mid Cap Fund Investor Class	3,566,488	34,273,949
NT International Value Fund Investor Class	4,819,491	42,845,271
NT Non-U.S. Intrinsic Value Fund Investor Class	4,826,212	49,661,721
		320,691,795
Domestic Fixed Income Funds — 14.8%
Diversified Bond Fund Investor Class	8,361,036	87,289,214
Inflation-Adjusted Bond Fund Investor Class	3,351,135	37,499,199
NT High Income Fund Investor Class	6,093,909	58,014,017
Short Duration Inflation Protection Bond Fund Investor Class	1,241,626	12,428,674
		195,231,104
International Fixed Income Funds — 4.3%
Emerging Markets Debt Fund Investor Class	1,903,529	19,054,325
Global Bond Fund Investor Class	3,857,870	37,652,808
		56,707,133
Money Market Funds — 0.9%
U.S. Government Money Market Fund Investor Class	12,349,292	12,349,292
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,158,420,026)		1,316,988,747
OTHER ASSETS AND LIABILITIES†		1,072
TOTAL NET ASSETS — 100.0%		$1,316,989,819

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

See Notes to Financial Statements.

9

JANUARY 31, 2019 (UNAUDITED)

One Choice Portfolio: Very Aggressive

	Shares	Value
MUTUAL FUNDS(1) — 100.0%
Domestic Equity Funds — 64.6%
Core Equity Plus Fund Investor Class	793,085	$10,928,715
Equity Growth Fund Investor Class	1,200,512	34,994,937
Growth Fund Investor Class	1,058,985	33,114,462
Heritage Fund Investor Class	1,335,297	25,437,402
Large Company Value Fund Investor Class	3,649,075	34,739,193
Mid Cap Value Fund Investor Class	1,570,534	23,133,959
NT Disciplined Growth Fund Investor Class	976,013	10,970,391
Small Company Fund Investor Class	1,127,668	14,603,299
		187,922,358
International Equity Funds — 35.4%
Emerging Markets Fund Investor Class	2,309,313	24,548,002
International Growth Fund Investor Class	2,580,053	27,503,366
NT Global Real Estate Fund Investor Class	897,152	8,810,031
NT International Small-Mid Cap Fund Investor Class	1,540,949	14,808,519
NT International Value Fund Investor Class	1,132,884	10,071,343
NT Non-U.S. Intrinsic Value Fund Investor Class	1,674,182	17,227,333
		102,968,594
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $233,430,797)		290,890,952
OTHER ASSETS AND LIABILITIES†		(5,549)
TOTAL NET ASSETS — 100.0%		$290,885,403

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

See Notes to Financial Statements.

10

Statements of Assets and Liabilities

JANUARY 31, 2019 (UNAUDITED)
	One Choice Portfolio: Very Conservative	One Choice Portfolio: Conservative	One Choice Portfolio: Moderate
Assets
Investment securities in affiliates, at value (cost of $389,663,895, $1,141,333,942 and $1,618,622,366, respectively)	$416,752,853	$1,223,059,852	$1,820,254,439
Receivable for investments sold	1,024,573	—	219,350
Receivable for capital shares sold	332,608	916,229	717,992
Distributions receivable from affiliates	372,086	901,163	1,061,909
	418,482,120	1,224,877,244	1,822,253,690

Liabilities
Payable for investments purchased	372,076	1,038,148	1,061,805
Payable for capital shares redeemed	1,356,966	770,179	937,211
Distribution and service fees payable	214	296	1,253
	1,729,256	1,808,623	2,000,269

Net Assets	$416,752,864	$1,223,068,621	$1,820,253,421

Net Assets Consist of:
Capital (par value and paid-in surplus)	$391,645,811	$1,122,371,484	$1,576,385,403
Distributable earnings	25,107,053	100,697,137	243,868,018
	$416,752,864	$1,223,068,621	$1,820,253,421

Fund/Class	Net Assets	Shares Outstanding	Net Asset Value Per Share
One Choice Portfolio: Very Conservative
Investor Class, $0.01 Par Value	$416,125,180	35,770,312	$11.63
R Class, $0.01 Par Value	$627,684	53,928	$11.64
One Choice Portfolio: Conservative
Investor Class, $0.01 Par Value	$1,222,310,924	94,048,202	$13.00
R Class, $0.01 Par Value	$757,697	58,322	$12.99
One Choice Portfolio: Moderate
Investor Class, $0.01 Par Value	$1,817,021,916	123,590,808	$14.70
R Class, $0.01 Par Value	$3,231,505	219,875	$14.70

See Notes to Financial Statements.

11

JANUARY 31, 2019 (UNAUDITED)
	One Choice Portfolio: Aggressive	One Choice Portfolio: Very Aggressive
Assets
Investment securities in affiliates, at value (cost of $1,158,420,026 and $233,430,797, respectively)	$1,316,988,747	$290,890,952
Cash	779	2,517
Receivable for investments sold	656,216	—
Receivable for capital shares sold	230,947	95,093
Distributions receivable from affiliates	563,525	—
	1,318,440,214	290,988,562

Liabilities
Payable for investments purchased	563,420	55,758
Payable for capital shares redeemed	886,031	46,698
Distribution and service fees payable	944	703
	1,450,395	103,159

Net Assets	$1,316,989,819	$290,885,403

Net Assets Consist of:
Capital (par value and paid-in surplus)	$1,116,583,576	$225,631,320
Distributable earnings	200,406,243	65,254,083
	$1,316,989,819	$290,885,403

Fund/Class	Net Assets	Shares Outstanding	Net Asset Value Per Share
One Choice Portfolio: Aggressive
Investor Class, $0.01 Par Value	$1,314,628,233	84,590,978	$15.54
R Class, $0.01 Par Value	$2,361,586	151,863	$15.55
One Choice Portfolio: Very Aggressive
Investor Class, $0.01 Par Value	$289,129,064	17,473,849	$16.55
R Class, $0.01 Par Value	$1,756,339	106,043	$16.56

See Notes to Financial Statements.

12

Statements of Operations

FOR THE SIX MONTHS ENDED JANUARY 31, 2019 (UNAUDITED)
	One Choice Portfolio: Very Conservative	One Choice Portfolio: Conservative	One Choice Portfolio: Moderate
Investment Income (Loss)
Income from Affiliates:
Income distributions from underlying funds	$7,602,951	$23,004,350	$31,869,668

Expenses:
Distribution and service fees - R Class	1,056	1,552	7,094
Directors' fees and expenses	5,485	16,141	24,054
Other expenses	—	92	110
	6,541	17,785	31,258

Net investment income (loss)	7,596,410	22,986,565	31,838,410

Realized and Unrealized Gain (Loss) on Affiliates
Net realized gain (loss) on:
Sale of investments in underlying funds	(509,739)	(3,891,582)	123,603
Capital gain distributions received from underlying funds	8,037,857	41,069,636	84,462,359
	7,528,118	37,178,054	84,585,962

Change in net unrealized appreciation (depreciation) on investments in underlying funds	(16,343,585)	(88,406,491)	(182,105,900)

Net realized and unrealized gain (loss) on affiliates	(8,815,467)	(51,228,437)	(97,519,938)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(1,219,057)	$(28,241,872)	$(65,681,528)

See Notes to Financial Statements.

13

FOR THE SIX MONTHS ENDED JANUARY 31, 2019 (UNAUDITED)
	One Choice Portfolio: Aggressive	One Choice Portfolio: Very Aggressive
Investment Income (Loss)
Income from Affiliates:
Income distributions from underlying funds	$21,603,405	$4,195,710

Expenses:
Distribution and service fees - R Class	5,524	3,881
Directors' fees and expenses	16,941	3,890
Other expenses	140	104
	22,605	7,875

Net investment income (loss)	21,580,800	4,187,835

Realized and Unrealized Gain (Loss) on Affiliates
Net realized gain (loss) on:
Sale of investments in underlying funds	(1,101,823)	863,897
Capital gain distributions received from underlying funds	73,645,205	20,805,549
	72,543,382	21,669,446

Change in net unrealized appreciation (depreciation) on investments in underlying funds	(152,483,596)	(45,412,269)

Net realized and unrealized gain (loss) on affiliates	(79,940,214)	(23,742,823)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(58,359,414)	$(19,554,988)

See Notes to Financial Statements.

14

Statements of Changes in Net Assets

SIX MONTHS ENDED JANUARY 31, 2019 (UNAUDITED) AND YEAR ENDED JULY 31, 2018
	One Choice Portfolio: Very Conservative		One Choice Portfolio: Conservative
Increase (Decrease) in Net Assets	January 31, 2019	July 31, 2018	January 31, 2019	July 31, 2018
Operations
Net investment income (loss)	$7,596,410	$9,021,358	$22,986,565	$25,648,317
Net realized gain (loss)	7,528,118	6,113,224	37,178,054	31,105,288
Change in net unrealized appreciation (depreciation)	(16,343,585)	(1,552,266)	(88,406,491)	9,828,853
Net increase (decrease) in net assets resulting from operations	(1,219,057)	13,582,316	(28,241,872)	66,582,458

Distributions to Shareholders
From earnings:(1)
Investor Class	(13,442,124)	(14,537,694)	(52,962,438)	(41,062,884)
R Class	(12,937)	(6,368)	(27,143)	(12,081)
Decrease in net assets from distributions	(13,455,061)	(14,544,062)	(52,989,581)	(41,074,965)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(8,525,239)	(1,573,982)	2,357,841	53,312,881

Net increase (decrease) in net assets	(23,199,357)	(2,535,728)	(78,873,612)	78,820,374

Net Assets
Beginning of period	439,952,221	442,487,949	1,301,942,233	1,223,121,859
End of period	$416,752,864	$439,952,221	$1,223,068,621	$1,301,942,233

(1)
Prior periods presentation has been updated to reflect the current period combination of distributions to shareholders from net investment income and net realized gains. For One Choice Portfolio: Very Conservative, distributions from net investment income were $(8,760,553) and $(3,710) for Investor Class and R Class, respectively. For One Choice Portfolio: Very Conservative, distributions from net realized gains were $(5,777,141) and $(2,658) for Investor Class and R Class, respectively.

For One Choice Portfolio: Conservative, distributions from net investment income were $(25,204,104) and $(6,666) for Investor Class and R Class, respectively. For One Choice Portfolio: Conservative, distributions from net realized gains were $(15,858,780) and $(5,415) for Investor Class and R Class, respectively.

See Notes to Financial Statements.

15

SIX MONTHS ENDED JANUARY 31, 2019 (UNAUDITED) AND YEAR ENDED JULY 31, 2018
	One Choice Portfolio: Moderate		One Choice Portfolio: Aggressive
Increase (Decrease) in Net Assets	January 31, 2019	July 31, 2018	January 31, 2019	July 31, 2018
Operations
Net investment income (loss)	$31,838,410	$39,098,268	$21,580,800	$26,206,275
Net realized gain (loss)	84,585,962	65,704,590	72,543,382	52,767,692
Change in net unrealized appreciation (depreciation)	(182,105,900)	40,898,702	(152,483,596)	43,375,495
Net increase (decrease) in net assets resulting from operations	(65,681,528)	145,701,560	(58,359,414)	122,349,462

Distributions to Shareholders
From earnings:(1)
Investor Class	(96,895,057)	(61,453,951)	(82,622,720)	(42,783,985)
R Class	(147,160)	(63,513)	(132,435)	(53,400)
Decrease in net assets from distributions	(97,042,217)	(61,517,464)	(82,755,155)	(42,837,385)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	26,828,114	28,468,288	98,861,064	54,828,883

Net increase (decrease) in net assets	(135,895,631)	112,652,384	(42,253,505)	134,340,960

Net Assets
Beginning of period	1,956,149,052	1,843,496,668	1,359,243,324	1,224,902,364
End of period	$1,820,253,421	$1,956,149,052	$1,316,989,819	$1,359,243,324

(1)
Prior periods presentation has been updated to reflect the current period combination of distributions to shareholders from net investment income and net realized gains. For One Choice Portfolio: Moderate, distributions from net investment income were $(38,568,784) and $(35,866) for Investor Class and R Class, respectively. For One Choice Portfolio: Moderate, distributions from net realized gains were $(22,885,167) and $(27,647) for Investor Class and R Class, respectively.

For One Choice Portfolio: Aggressive, distributions from net investment income were $(24,481,377) and $(26,400) for Investor Class and R Class, respectively. For One Choice Portfolio: Aggressive, distributions from net realized gains were $(18,302,608) and $(27,000) for Investor Class and R Class, respectively.

See Notes to Financial Statements.

16

SIX MONTHS ENDED JANUARY 31, 2019 (UNAUDITED) AND YEAR ENDED JULY 31, 2018
	One Choice Portfolio: Very Aggressive
Increase (Decrease) in Net Assets	January 31, 2019	July 31, 2018
Operations
Net investment income (loss)	$4,187,835	$5,296,513
Net realized gain (loss)	21,669,446	15,350,633
Change in net unrealized appreciation (depreciation)	(45,412,269)	15,643,810
Net increase (decrease) in net assets resulting from operations	(19,554,988)	36,290,956

Distributions to Shareholders
From earnings:(1)
Investor Class	(20,097,400)	(10,738,785)
R Class	(109,353)	(25,950)
Decrease in net assets from distributions	(20,206,753)	(10,764,735)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	7,745,859	8,320,217

Net increase (decrease) in net assets	(32,015,882)	33,846,438

Net Assets
Beginning of period	322,901,285	289,054,847
End of period	$290,885,403	$322,901,285

(1)
Prior period presentation has been updated to reflect the current period combination of distributions to shareholders from net investment income and net realized gains. For One Choice Portfolio: Very Aggressive, distributions from net investment income were $(5,323,626) and $(10,658) for Investor Class and R Class, respectively. For One Choice Portfolio: Very Aggressive, distributions from net realized gains were $(5,415,159) and $(15,292) for Investor Class and R Class, respectively.

See Notes to Financial Statements.

17

Notes to Financial Statements

JANUARY 31, 2019 (UNAUDITED)

1. Organization

American Century Asset Allocation Portfolios, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. One Choice Portfolio: Very Conservative, One Choice Portfolio: Conservative, One Choice Portfolio: Moderate, One Choice Portfolio: Aggressive and One Choice Portfolio: Very Aggressive (collectively, the funds) are five funds in a series issued by the corporation. The funds operate as “funds of funds,” meaning substantially all of the funds’ assets will be invested in other American Century Investments mutual funds (the underlying funds). Each fund’s assets are allocated among underlying funds that represent major asset classes, including equity securities (stocks), fixed-income securities (bonds) and cash-equivalent instruments (money markets). The funds will assume the risks associated with their underlying funds. Additional information and attributes of each underlying fund are available at americancentury.com. Each fund's investment objective is to seek the highest total return consistent with its asset mix. The funds offer the Investor Class and R Class.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the funds in preparation of their financial statements. Each fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The funds determine the fair value of their investments and compute their net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the funds' investment valuation process and to provide methodologies for the oversight of the funds' pricing function. Investments in the underlying funds are valued at their reported net asset value.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Income and capital gain distributions, if any, from the underlying funds are recorded as of the ex-dividend date. Long-term capital gain distributions, if any, from the underlying funds are a component of net realized gain (loss).

Expenses — The expenses included in the accompanying financial statements reflect the expenses of each fund and do not include any expenses associated with the underlying funds.

Income Tax Status — It is each fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The funds file U.S. federal, state, local and non-U.S. tax returns as applicable. The funds' tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of each fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the funds are allocated to each class of shares based on their relative net assets.

18

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly for One Choice Portfolio: Very Conservative, One Choice Portfolio: Conservative and One Choice Portfolio: Moderate. Distributions from net investment income, if any, are generally declared and paid annually for One Choice Portfolio: Aggressive and One Choice Portfolio: Very Aggressive. Distributions from net realized gains, if any, are generally declared and paid annually for all funds. Each fund may elect to treat a portion of its payment to a redeeming shareholder, which represents the pro rata share of undistributed net investment income and net realized gains, as a distribution for federal income tax purposes (tax equalization).

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business, the funds enter into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, American Century Investment Management, Inc. (ACIM), the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. ACIM serves as the investment advisor for the underlying funds.

Administrative Fees — The corporation's investment advisor, ACIM, does not receive an administrative fee for services provided to the funds.

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for the R Class (the plan), pursuant to Rule 12b-1 of the 1940 Act. The plan provides that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fee is computed and accrued daily based on the R Class's daily net assets and paid monthly in arrears. The fee is used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plan during the period ended January 31, 2019 are detailed in the Statements of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the funds. The directors receive detailed information about the funds and their investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The funds' officers do not receive compensation from the funds.

Acquired Fund Fees and Expenses — Each fund will indirectly realize its pro rata share of the fees and expenses of the underlying funds in which it invests. These fees and expenses are already reflected in the valuation of the underlying funds.

4. Investment Transactions

Investment transactions for the period ended January 31, 2019 were as follows:

	One Choice Portfolio: Very Conservative	One Choice Portfolio: Conservative	One Choice Portfolio: Moderate	One Choice Portfolio: Aggressive	One Choice Portfolio: Very Aggressive
Purchases	$35,965,760	$125,507,053	$231,782,190	$314,988,218	$58,354,117
Sales	$42,312,034	$112,092,028	$185,695,548	$203,657,692	$45,816,078

19

5. Capital Share Transactions

The corporation is authorized to issue 6,000,000,000 shares. Transactions in shares of the funds were as follows:

	Six months ended January 31, 2019		Year ended July 31, 2018
	Shares	Amount	Shares	Amount
One Choice Portfolio: Very Conservative
Investor Class
Sold	3,334,946	$39,384,791	8,031,166	$97,107,941
Issued in reinvestment of distributions	1,174,739	13,260,756	1,192,711	14,352,299
Redeemed	(5,215,096)	(61,447,615)	(9,383,351)	(113,269,236)
	(705,411)	(8,802,068)	(159,474)	(1,808,996)
R Class
Sold	25,546	298,003	23,115	279,898
Issued in reinvestment of distributions	1,148	12,937	529	6,368
Redeemed	(2,837)	(34,111)	(4,213)	(51,252)
	23,857	276,829	19,431	235,014
Net increase (decrease)	(681,554)	$(8,525,239)	(140,043)	$(1,573,982)

One Choice Portfolio: Conservative
Investor Class
Sold	5,736,298	$76,790,395	16,334,249	$225,929,603
Issued in reinvestment of distributions	4,166,326	51,833,321	2,925,964	40,269,285
Redeemed	(9,489,158)	(126,492,444)	(15,426,650)	(213,156,789)
	413,466	2,131,272	3,833,563	53,042,099
R Class
Sold	17,669	232,707	24,046	332,673
Issued in reinvestment of distributions	2,190	27,143	877	12,081
Redeemed	(2,438)	(33,281)	(5,339)	(73,972)
	17,421	226,569	19,584	270,782
Net increase (decrease)	430,887	$2,357,841	3,853,147	$53,312,881

One Choice Portfolio: Moderate
Investor Class
Sold	6,305,558	$96,364,536	15,069,155	$239,970,284
Issued in reinvestment of distributions	6,892,077	95,513,523	3,821,969	60,473,949
Redeemed	(10,854,467)	(165,710,240)	(17,135,963)	(273,013,221)
	2,343,168	26,167,819	1,755,161	27,431,012
R Class
Sold	52,463	788,778	85,737	1,362,575
Issued in reinvestment of distributions	10,660	147,160	4,009	63,500
Redeemed	(17,408)	(275,643)	(24,400)	(388,799)
	45,715	660,295	65,346	1,037,276
Net increase (decrease)	2,388,883	$26,828,114	1,820,507	$28,468,288

20

	Six months ended January 31, 2019		Year ended July 31, 2018
	Shares	Amount	Shares	Amount
One Choice Portfolio: Aggressive
Investor Class
Sold	8,981,606	$142,772,429	13,007,609	$223,454,783
Issued in reinvestment of distributions	5,704,857	81,921,752	2,503,179	42,428,878
Redeemed	(7,889,714)	(126,188,732)	(12,365,617)	(211,720,004)
	6,796,749	98,505,449	3,145,171	54,163,657
R Class
Sold	33,081	538,226	69,695	1,187,311
Issued in reinvestment of distributions	9,207	132,391	3,128	53,079
Redeemed	(18,898)	(315,002)	(33,462)	(575,164)
	23,390	355,615	39,361	665,226
Net increase (decrease)	6,820,139	$98,861,064	3,184,532	$54,828,883

One Choice Portfolio: Very Aggressive
Investor Class
Sold	983,931	$17,241,632	2,926,704	$54,528,756
Issued in reinvestment of distributions	1,309,240	19,730,244	574,965	10,556,366
Redeemed	(1,676,240)	(29,808,139)	(3,098,815)	(57,452,837)
	616,931	7,163,737	402,854	7,632,285
R Class
Sold	37,585	663,719	50,194	933,811
Issued in reinvestment of distributions	7,247	109,353	1,412	25,950
Redeemed	(11,043)	(190,950)	(14,699)	(271,829)
	33,789	582,122	36,907	687,932
Net increase (decrease)	650,720	$7,745,859	439,761	$8,320,217

6. Fair Value Measurements

The funds’ investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the funds. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the funds’ investment securities were classified as Level 1. The Schedules of Investments provide additional information on the funds’ portfolio holdings.

21

7. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

	One Choice Portfolio: Very Conservative	One Choice Portfolio: Conservative	One Choice Portfolio: Moderate
Federal tax cost of investments	$399,915,397	$1,162,502,206	$1,664,658,971
Gross tax appreciation of investments	$22,751,552	$75,202,992	$172,969,236
Gross tax depreciation of investments	(5,914,096)	(14,645,346)	(17,373,768)
Net tax appreciation (depreciation) of investments	$16,837,456	$60,557,646	$155,595,468

	One Choice Portfolio: Aggressive	One Choice Portfolio: Very Aggressive
Federal tax cost of investments	$1,191,509,895	$247,611,593
Gross tax appreciation of investments	$136,186,157	$44,667,347
Gross tax depreciation of investments	(10,707,305)	(1,387,988)
Net tax appreciation (depreciation) of investments	$125,478,852	$43,279,359

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

8. Investments in Underlying Funds

The funds do not invest in the underlying funds for the purpose of exercising management or control; however, investments by the funds within their investment strategies may represent a significant portion of the underlying funds’ net assets. As of period end, One Choice Portfolio: Moderate and One Choice Portfolio: Aggressive owned 36% and 28%, respectively, of the shares of Core Equity Plus Fund.

22

9. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the period ended January 31, 2019 follows:

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
One Choice Portfolio: Very Conservative (Amounts in thousands)
Diversified Bond Fund	$90,234	$2,657	$8,147	$713	$85,457	8,186	$(379)	$1,183
Inflation-Adjusted Bond Fund	43,910	1,050	2,902	(297)	41,761	3,732	(361)	541
NT High Income Fund	8,877	245	512	(251)	8,359	878	(17)	245
Short Duration Fund	30,837	436	2,359	97	29,011	2,870	(104)	405
Short Duration Inflation Protection Bond Fund	57,056	1,580	4,215	(455)	53,966	5,391	(185)	900
Core Equity Plus Fund	4,415	2,810	107	(824)	6,294	457	12	613
Equity Growth Fund	19,694	8,150	3,782	(3,124)	20,938	718	133	2,187
Growth Fund	14,058	1,949	2,499	(1,966)	11,542	369	376	1,302
Heritage Fund	6,475	1,202	1,298	(1,096)	5,283	277	35	982
Large Company Value Fund	27,771	4,885	1,923	(2,510)	28,223	2,965	(2)	1,378
Mid Cap Value Fund	22,339	3,032	3,920	(3,713)	17,738	1,204	26	1,955
NT Disciplined Growth Fund	4,331	725	122	(724)	4,210	375	35	495
Real Estate Fund	8,872	563	2,915	(207)	6,313	229	238	357
Small Company Fund	2,172	3,014	53	(938)	4,195	324	29	445
Emerging Markets Debt Fund	6,645	145	583	66	6,273	627	(34)	128
Global Bond Fund	35,136	2,098	2,839	(1,098)	33,297	3,412	(67)	1,892
International Bond Fund	30,738	1,167	2,783	(17)	29,105	2,281	(245)	410
U.S. Government Money Market Fund	26,393	258	1,863	—	24,788	24,788	—	223
	$439,953	$35,966	$42,822	$(16,344)	$416,753	59,083	$(510)	$15,641

(1)	Underlying fund investments represent Investor Class.

(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
One Choice Portfolio: Conservative (Amounts in thousands)
Diversified Bond Fund	$265,907	$3,485	$26,327	$2,149	$245,214	23,488	$(1,280)	$3,485
Inflation-Adjusted Bond Fund	90,215	1,113	4,945	(883)	85,500	7,641	(468)	1,114
NT High Income Fund	25,565	718	675	(758)	24,850	2,610	(35)	719
Short Duration Inflation Protection Bond Fund	63,994	1,018	2,987	(670)	61,355	6,129	(52)	1,018
Core Equity Plus Fund	27,268	4,763	—	(4,122)	27,909	2,025	—	2,702
Equity Growth Fund	82,384	35,044	5,930	(14,294)	97,204	3,335	(1,129)	10,565
Growth Fund	71,813	6,941	6,455	(9,507)	62,792	2,008	869	6,941
Heritage Fund	43,797	6,355	9,213	(7,292)	33,647	1,766	223	6,354
Large Company Value Fund	84,314	13,868	1,215	(8,018)	88,949	9,343	24	4,311
Mid Cap Value Fund	76,907	7,451	3,758	(13,331)	67,269	4,567	(222)	7,420
NT Disciplined Growth Fund	20,795	2,183	1,033	(3,289)	18,656	1,660	103	2,182
Small Company Fund	15,122	7,468	367	(3,591)	18,632	1,439	43	1,966
Emerging Markets Debt Fund	24,634	486	43	159	25,236	2,521	(3)	485
Global Bond Fund	89,715	4,866	5,916	(2,773)	85,892	8,800	(210)	4,866
International Bond Fund	69,538	1,863	3,023	(251)	68,127	5,339	(325)	945
International Growth Fund	79,340	5,826	20,796	(13,968)	50,402	4,728	(544)	4,943
NT Global Real Estate Fund	25,790	622	7,372	154	19,194	1,955	(156)	622
NT International Small-Mid Cap Fund	13,604	2,762	—	(3,648)	12,718	1,323	—	1,291
NT International Value Fund	54,341	18,015	11,257	(4,473)	56,626	6,370	(730)	1,486
U.S. Government Money Market Fund	76,900	660	4,672	—	72,888	72,888	—	659
	$1,301,943	$125,507	$115,984	$(88,406)	$1,223,060	169,935	$(3,892)	$64,074

(1)	Underlying fund investments represent Investor Class.

(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
One Choice Portfolio: Moderate (Amounts in thousands)
Core Equity Plus Fund	$81,871	$5,799	$16,096	$(11,679)	$59,895	4,347	$1,336	$5,799
Equity Growth Fund	214,122	24,719	18,971	(31,359)	188,511	6,467	(1,476)	20,592
Growth Fund	154,281	13,437	23,438	(22,513)	121,767	3,894	5,404	13,437
Heritage Fund	103,407	17,207	8,978	(18,459)	93,177	4,891	540	17,157
Large Company Value Fund	156,707	15,597	3,507	(14,385)	154,412	16,220	88	7,542
Mid Cap Value Fund	105,931	23,962	—	(20,257)	109,636	7,443	—	11,988
NT Disciplined Growth Fund	42,021	4,322	2,643	(6,750)	36,950	3,287	433	4,322
Small Company Fund	25,498	30,570	1,342	(8,591)	46,135	3,563	1,336	4,863
Diversified Bond Fund	281,692	3,694	33,268	2,450	254,568	24,384	(1,637)	3,676
Inflation-Adjusted Bond Fund	95,916	1,176	6,976	(642)	89,474	7,996	(812)	1,175
NT High Income Fund	48,682	1,359	2,503	(1,406)	46,132	4,846	(122)	1,359
Short Duration Inflation Protection Bond Fund	19,161	302	990	(198)	18,275	1,826	(16)	302
Emerging Markets Fund	72,528	7,458	—	(4,369)	75,617	7,114	—	—
International Growth Fund	131,921	10,785	14,882	(25,956)	101,868	9,556	(653)	10,120
NT Global Real Estate Fund	38,828	1,243	1,817	89	38,343	3,905	(38)	1,242
NT International Small-Mid Cap Fund	31,020	15,643	—	(8,730)	37,933	3,947	—	3,850
NT International Value Fund	104,237	1,928	33,233	(7,902)	65,030	7,315	(3,819)	1,700
NT Non-U.S. Intrinsic Value Fund	—	45,576	—	1,330	46,906	4,558	—	202
Emerging Markets Debt Fund	37,332	731	914	273	37,422	3,738	(57)	731
Global Bond Fund	95,733	5,105	8,123	(2,857)	89,858	9,207	(281)	5,105
International Bond Fund	37,884	511	1,121	(195)	37,079	2,906	(102)	511
U.S. Government Money Market Fund	77,378	658	6,770	—	71,266	71,266	—	659
	$1,956,150	$231,782	$185,572	$(182,106)	$1,820,254	212,676	$124	$116,332

(1)	Underlying fund investments represent Investor Class.

(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
One Choice Portfolio: Aggressive (Amounts in thousands)
Core Equity Plus Fund	$62,741	$5,319	$12,564	$(9,134)	$46,362	3,364	$1,292	$4,391
Equity Growth Fund	132,232	45,257	8,414	(21,758)	147,317	5,054	(1,614)	15,460
Growth Fund	154,773	16,429	30,495	(22,223)	118,484	3,789	5,880	12,728
Heritage Fund	105,468	20,854	12,161	(17,770)	96,391	5,060	485	16,890
Large Company Value Fund	122,952	44,147	3,030	(12,003)	152,066	15,973	(17)	7,092
Mid Cap Value Fund	76,478	33,308	322	(15,386)	94,078	6,387	(76)	9,820
NT Disciplined Growth Fund	42,945	5,186	4,535	(6,764)	36,832	3,277	747	4,179
Small Company Fund	21,164	28,745	1,946	(7,483)	40,480	3,126	1,445	4,103
Emerging Markets Fund	83,162	15,328	20,448	(4,902)	73,140	6,881	(1,435)	—
International Growth Fund	118,004	14,244	23,893	(22,260)	86,095	8,076	(1,102)	8,432
NT Global Real Estate Fund	41,072	2,631	9,403	376	34,676	3,531	(269)	1,096
NT International Small-Mid Cap Fund	27,700	14,375	83	(7,718)	34,274	3,566	(27)	3,382
NT International Value Fund	84,621	4,792	41,691	(4,877)	42,845	4,819	(4,703)	1,105
NT Non-U.S. Intrinsic Value Fund	—	49,412	1,230	1,480	49,662	4,826	(61)	213
Diversified Bond Fund	94,530	4,806	12,921	874	87,289	8,361	(585)	1,245
Inflation-Adjusted Bond Fund	40,994	1,713	4,886	(322)	37,499	3,351	(313)	498
NT High Income Fund	62,251	3,244	5,884	(1,597)	58,014	6,094	(332)	1,717
Short Duration Inflation Protection Bond Fund	13,641	506	1,590	(128)	12,429	1,242	(29)	213
Emerging Markets Debt Fund	19,929	882	1,973	216	19,054	1,904	(127)	386
Global Bond Fund	40,917	3,371	5,530	(1,105)	37,653	3,858	(261)	2,183
U.S. Government Money Market Fund	13,670	439	1,760	—	12,349	12,349	—	116
	$1,359,244	$314,988	$204,759	$(152,484)	$1,316,989	114,888	$(1,102)	$95,249

(1)	Underlying fund investments represent Investor Class.

(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
One Choice Portfolio: Very Aggressive (Amounts in thousands)
Core Equity Plus Fund	$15,703	$1,059	$3,097	$(2,736)	$10,929	793	$799	$1,059
Equity Growth Fund	38,349	4,479	2,079	(5,754)	34,995	1,201	(163)	3,716
Growth Fund	42,503	3,752	6,044	(7,096)	33,115	1,059	2,381	3,651
Heritage Fund	29,061	4,846	3,420	(5,049)	25,438	1,335	160	4,612
Large Company Value Fund	36,090	4,453	2,591	(3,213)	34,739	3,649	(14)	1,688
Mid Cap Value Fund	26,009	2,655	1,018	(4,512)	23,134	1,571	(80)	2,538
NT Disciplined Growth Fund	13,347	1,283	1,458	(2,202)	10,970	976	294	1,283
Small Company Fund	17,971	2,896	2,636	(3,628)	14,603	1,128	(54)	1,543
Emerging Markets Fund	22,992	3,775	1,010	(1,209)	24,548	2,309	(166)	—
International Growth Fund	33,609	2,941	2,472	(6,575)	27,503	2,580	(189)	2,759
NT Global Real Estate Fund	10,049	286	1,558	33	8,810	897	(44)	285
NT International Small-Mid Cap Fund	9,679	8,244	330	(2,784)	14,809	1,541	(99)	1,523
NT International Value Fund	27,539	368	16,661	(1,175)	10,071	1,133	(1,944)	268
NT Non-U.S. Intrinsic Value Fund	—	17,317	578	488	17,227	1,674	(17)	76
	$322,901	$58,354	$44,952	$(45,412)	$290,891	21,846	$864	$25,001

(1)	Underlying fund investments represent Investor Class.

(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

Financial Highlights

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice Portfolio: Very Conservative
Investor Class
2019(4)	$12.05	0.21	(0.25)	(0.04)	(0.20)	(0.18)	(0.38)	$11.63	(0.22)%	0.00%(5)(6)	3.55%(5)	8%	$416,125
2018	$12.07	0.24	0.14	0.38	(0.24)	(0.16)	(0.40)	$12.05	3.13%	0.01%	2.01%	14%	$439,590
2017	$11.97	0.18	0.18	0.36	(0.17)	(0.09)	(0.26)	$12.07	3.10%	0.00%(6)	1.49%	13%	$442,359
2016	$11.82	0.18	0.38	0.56	(0.17)	(0.24)	(0.41)	$11.97	4.93%	0.00%(6)	1.52%	24%	$410,937
2015	$11.94	0.21	0.03	0.24	(0.20)	(0.16)	(0.36)	$11.82	2.07%	0.00%(6)	1.73%	24%	$381,889
2014	$11.56	0.20	0.48	0.68	(0.20)	(0.10)	(0.30)	$11.94	5.99%	0.00%(6)	1.74%	12%	$355,165
R Class
2019(4)	$12.06	0.19	(0.26)	(0.07)	(0.17)	(0.18)	(0.35)	$11.64	(0.48)%	0.50%(5)	3.05%(5)	8%	$628
2018	$12.08	0.19	0.13	0.32	(0.18)	(0.16)	(0.34)	$12.06	2.61%	0.51%	1.51%	14%	$363
2017	$11.97	0.12	0.19	0.31	(0.11)	(0.09)	(0.20)	$12.08	2.67%	0.50%	0.99%	13%	$129
2016	$11.82	0.11	0.39	0.50	(0.11)	(0.24)	(0.35)	$11.97	4.39%	0.50%	1.02%	24%	$57
2015(7)	$11.97	0.02	(0.15)	(0.13)	(0.02)	—	(0.02)	$11.82	(1.13)%	0.50%(5)	0.40%(5)	24%(8)	$25
One Choice Portfolio: Conservative
Investor Class
2019(4)	$13.90	0.25	(0.57)	(0.32)	(0.24)	(0.34)	(0.58)	$13.00	(2.08)%	0.00%(5)(6)	3.66%(5)	9%	$1,222,311
2018	$13.62	0.28	0.46	0.74	(0.28)	(0.18)	(0.46)	$13.90	5.43%	0.01%	2.01%	8%	$1,301,374
2017	$13.16	0.19	0.65	0.84	(0.20)	(0.18)	(0.38)	$13.62	6.54%	0.00%(6)	1.48%	12%	$1,222,832
2016	$13.66	0.21	0.17	0.38	(0.21)	(0.67)	(0.88)	$13.16	3.13%	0.00%(6)	1.63%	19%	$1,101,058
2015	$13.48	0.24	0.31	0.55	(0.25)	(0.12)	(0.37)	$13.66	4.09%	0.00%(6)	1.77%	22%	$1,026,091
2014	$12.66	0.24	0.82	1.06	(0.24)	—	(0.24)	$13.48	8.43%	0.00%(6)	1.85%	2%	$927,955

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R Class
2019(4)	$13.89	0.23	(0.58)	(0.35)	(0.21)	(0.34)	(0.55)	$12.99	(2.34)%	0.50%(5)	3.16%(5)	9%	$758
2018	$13.61	0.21	0.46	0.67	(0.21)	(0.18)	(0.39)	$13.89	4.90%	0.51%	1.51%	8%	$568
2017	$13.16	0.13	0.63	0.76	(0.13)	(0.18)	(0.31)	$13.61	5.93%	0.50%	0.98%	12%	$290
2016	$13.65	0.13	0.20	0.33	(0.15)	(0.67)	(0.82)	$13.16	2.68%	0.50%	1.13%	19%	$88
2015(7)	$13.81	0.01	(0.16)	(0.15)	(0.01)	—	(0.01)	$13.65	(1.06)%	0.50%(5)	0.28%(5)	22%(8)	$25
One Choice Portfolio: Moderate
Investor Class
2019(4)	$16.11	0.26	(0.85)	(0.59)	(0.24)	(0.58)	(0.82)	$14.70	(3.31)%	0.00%(5)(6)	3.41%(5)	10%	$1,817,022
2018	$15.41	0.32	0.89	1.21	(0.32)	(0.19)	(0.51)	$16.11	7.95%	0.01%	2.02%	8%	$1,953,345
2017	$14.53	0.21	1.21	1.42	(0.21)	(0.33)	(0.54)	$15.41	10.09%	0.00%(6)	1.44%	15%	$1,841,820
2016	$15.48	0.25	(0.06)	0.19	(0.26)	(0.88)	(1.14)	$14.53	1.62%	0.00%(6)	1.75%	11%	$1,662,962
2015	$14.96	0.29	0.55	0.84	(0.30)	(0.02)	(0.32)	$15.48	5.66%	0.00%(6)	1.91%	20%	$1,631,785
2014	$13.79	0.27	1.17	1.44	(0.27)	—	(0.27)	$14.96	10.51%	0.00%(6)	1.88%	3%	$1,442,589
R Class
2019(4)	$16.10	0.23	(0.84)	(0.61)	(0.21)	(0.58)	(0.79)	$14.70	(3.50)%	0.50%(5)	2.91%(5)	10%	$3,232
2018	$15.41	0.24	0.88	1.12	(0.24)	(0.19)	(0.43)	$16.10	7.34%	0.51%	1.52%	8%	$2,804
2017	$14.53	0.13	1.22	1.35	(0.14)	(0.33)	(0.47)	$15.41	9.54%	0.50%	0.94%	15%	$1,677
2016	$15.47	0.19	(0.07)	0.12	(0.18)	(0.88)	(1.06)	$14.53	1.17%	0.50%	1.25%	11%	$633
2015(7)	$15.63	0.02	(0.16)	(0.14)	(0.02)	—	(0.02)	$15.47	(0.92)%	0.50%(5)	0.28%(5)	20%(8)	$28

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice Portfolio: Aggressive
Investor Class
2019(4)	$17.44	0.27	(1.12)	(0.85)	(0.36)	(0.69)	(1.05)	$15.54	(4.35)%	0.00%(5)(6)	3.27%(5)	15%	$1,314,628
2018	$16.39	0.34	1.27	1.61	(0.32)	(0.24)	(0.56)	$17.44	9.97%	0.01%	1.99%	11%	$1,357,007
2017	$15.15	0.21	1.67	1.88	(0.22)	(0.42)	(0.64)	$16.39	12.88%	0.00%(6)	1.39%	18%	$1,223,445
2016	$16.90	0.26	(0.23)	0.03	(0.27)	(1.51)	(1.78)	$15.15	0.69%	0.00%(6)	1.76%	12%	$1,090,739
2015	$16.30	0.31	0.89	1.20	(0.37)	(0.23)	(0.60)	$16.90	7.44%	0.00%(6)	1.87%	29%	$1,099,057
2014	$14.75	0.28	1.52	1.80	(0.25)	—	(0.25)	$16.30	12.26%	0.00%(6)	1.77%	5%	$1,028,185
R Class
2019(4)	$17.41	0.23	(1.12)	(0.89)	(0.28)	(0.69)	(0.97)	$15.55	(4.61)%	0.50%(5)	2.77%(5)	15%	$2,362
2018	$16.36	0.26	1.27	1.53	(0.24)	(0.24)	(0.48)	$17.41	9.43%	0.51%	1.49%	11%	$2,237
2017	$15.12	0.13	1.67	1.80	(0.14)	(0.42)	(0.56)	$16.36	12.33%	0.50%	0.89%	18%	$1,457
2016	$16.87	0.16	(0.21)	(0.05)	(0.19)	(1.51)	(1.70)	$15.12	0.16%	0.50%	1.26%	12%	$386
2015(7)	$17.01	0.01	(0.15)	(0.14)	—	—	—	$16.87	(0.82)%	0.50%(5)	0.23%(5)	29%(8)	$25
One Choice Portfolio: Very Aggressive
Investor Class
2019(4)	$19.07	0.25	(1.53)	(1.28)	(0.31)	(0.93)	(1.24)	$16.55	(6.07)%	0.00%(5)(6)	2.79%(5)	15%	$289,129
2018	$17.53	0.32	1.88	2.20	(0.33)	(0.33)	(0.66)	$19.07	12.68%	0.01%	1.70%	8%	$321,525
2017	$15.83	0.17	2.25	2.42	(0.15)	(0.57)	(0.72)	$17.53	15.85%	0.00%(6)	1.03%	11%	$288,436
2016	$18.47	0.23	(0.42)	(0.19)	(0.37)	(2.08)	(2.45)	$15.83	(0.44)%	0.00%(6)	1.47%	11%	$254,676
2015	$17.28	0.31	1.21	1.52	(0.33)	—	(0.33)	$18.47	8.87%	0.00%(6)	1.72%	42%	$268,772
2014	$15.30	0.24	1.89	2.13	(0.15)	—	(0.15)	$17.28	13.94%	0.00%(6)	1.45%	8%	$267,537

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R Class
2019(4)	$19.04	0.22	(1.54)	(1.32)	(0.23)	(0.93)	(1.16)	$16.56	(6.34)%	0.50%(5)	2.29%(5)	15%	$1,756
2018	$17.50	0.20	1.90	2.10	(0.23)	(0.33)	(0.56)	$19.04	12.13%	0.51%	1.20%	8%	$1,376
2017	$15.81	0.08	2.24	2.32	(0.06)	(0.57)	(0.63)	$17.50	15.21%	0.50%	0.53%	11%	$619
2016	$18.44	0.13	(0.40)	(0.27)	(0.28)	(2.08)	(2.36)	$15.81	(0.92)%	0.50%	0.97%	11%	$114
2015(7)	$18.59	(0.01)	(0.14)	(0.15)	—	—	—	$18.44	(0.81)%	0.50%(5)	(0.18)%(5)	42%(8)	$30

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(3)	Ratio of operating expenses to average net assets does not include any fees and expenses of the underlying funds.

(4)	Six months ended January 31, 2019 (unaudited).

(5)	Annualized.

(6)	Ratio was less than 0.005%.

(7)	March 20, 2015 (commencement of sale) through July 31, 2015.

(8)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended July 31, 2015.

See Notes to Financial Statements.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

A description of the policies that the funds’ investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the funds is available without charge, upon request, by calling 1-800-345-2021. It is also available on the “About Us” page of American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the “About Us” page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q or as an exhibit to its reports on Form N-PORT. The funds’ Forms N-Q and Form N-PORT reports are available on the SEC’s website at sec.gov. The funds also make their complete schedule of portfolio holdings for the most recent quarter of their fiscal year available on their website at americancentury.com and, upon request, by calling 1-800-345-2021.

32

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Services for the Deaf	711

American Century Asset Allocation Portfolios, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2019 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-91634 1903

Semiannual Report

January 31, 2019

One Choice® In Retirement Portfolio	One Choice® 2040 Portfolio
Investor Class (ARTOX)	Investor Class (ARDVX)
I Class (ATTIX)	I Class (ARDSX)
A Class (ARTAX)	A Class (ARDMX)
C Class (ATTCX)	C Class (ARNOX)
R Class (ARSRX)	R Class (ARDRX)
R6 Class (ARDTX)	R6 Class (ARDUX)
One Choice® 2020 Portfolio	One Choice® 2045 Portfolio
Investor Class (ARBVX)	Investor Class (AROIX)
I Class (ARBSX)	I Class (AOOIX)
A Class (ARBMX)	A Class (AROAX)
C Class (ARNCX)	C Class (AROCX)
R Class (ARBRX)	R Class (ARORX)
R6 Class (ARBDX)	R6 Class (ARDOX)
One Choice® 2025 Portfolio	One Choice® 2050 Portfolio
Investor Class (ARWIX)	Investor Class (ARFVX)
I Class (ARWFX)	I Class (ARFSX)
A Class (ARWAX)	A Class (ARFMX)
C Class (ARWCX)	C Class (ARFDX)
R Class (ARWRX)	R Class (ARFWX)
R6 Class (ARWDX)	R6 Class (ARFEX)
One Choice® 2030 Portfolio	One Choice® 2055 Portfolio
Investor Class (ARCVX)	Investor Class (AREVX)
I Class (ARCSX)	I Class (ARENX)
A Class (ARCMX)	A Class (AREMX)
C Class (ARWOX)	C Class (AREFX)
R Class (ARCRX)	R Class (AREOX)
R6 Class (ARCUX)	R6 Class (AREUX)
One Choice® 2035 Portfolio	One Choice® 2060 Portfolio
Investor Class (ARYIX)	Investor Class (ARGVX)
I Class (ARLIX)	I Class (ARGNX)
A Class (ARYAX)	A Class (ARGMX)
C Class (ARLCX)	C Class (ARGHX)
R Class (ARYRX)	R Class (ARGRX)
R6 Class (ARLDX)	R6 Class (ARGDX)

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the funds' shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the funds or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the funds or your financial intermediary electronically by calling or sending an email request to your appropriate contacts as listed on the back cover of this report.

You may elect to receive all future reports in paper free of charge. You can inform the funds or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by calling or sending an email request to your appropriate contacts as listed on the back cover of this report. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended January 31, 2019. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional commentary and information on fund performance, plus other investment insights, please visit our website, americancentury.com.

Stocks Struggle, Bonds Persevere as Volatility Grips Markets

The period began on an upbeat note for stock investors, but sentiment shifted swiftly and severely in October. Concerns about slowing global economic and earnings growth, trade tensions, and rising U.S. interest rates triggered a steep stock market sell-off that lasted through the end of 2018.

Meanwhile, the Federal Reserve (Fed) maintained its rate-hike strategy, which helped keep U.S. Treasury yields on an upward trajectory through early November. However, after climbing to 3.24% in November, the benchmark 10-year Treasury yield tumbled on signs of moderating U.S. economic growth. In addition, continued stock market volatility triggered safe-haven buying, which also aided Treasuries. Then, the Fed surprised many investors with a bullish outlook when it announced another rate increase in December. Investors feared the Fed’s plans for two rate hikes in 2019 were too aggressive, further fueling the risk-off sentiment among investors.

The new year brought a renewed sense of stability to the financial markets. Investors’ growth concerns eased as U.S. economic and earnings data were better than expected. In addition, the Fed held rates steady, adopted a softer tone, and hinted its rate-hike campaign was at or nearing an end. Risk-on sentiment returned, and stocks rallied to start the year. However, the January gains were not enough to offset earlier losses, and U.S. stocks (S&P 500 Index) returned -3.00% for the six-month period. Losses among non-U.S. stocks were steeper. Bonds were a bright spot, gaining 2.71% (Bloomberg Barclays U.S. Aggregate Bond Index).

As recent performance trends indicate, market volatility remains a formidable force. But volatile markets often produce the most compelling investment opportunities. We believe this scenario underscores the importance of using professionally managed portfolios in pursuit of investment goals. We appreciate your continued trust and confidence in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

Portfolio Characteristics

Underlying Fund Allocations(1) as a % of net assets as of January 31, 2019
	One Choice In Retirement Portfolio	One Choice 2020 Portfolio	One Choice 2025 Portfolio	One Choice 2030 Portfolio	One Choice 2035 Portfolio
Equity
NT Core Equity Plus Fund	2.7%	2.8%	2.8%	2.9%	3.0%
NT Disciplined Growth Fund	1.8%	1.8%	2.0%	2.3%	2.5%
NT Equity Growth Fund	8.1%	8.1%	8.4%	8.7%	8.9%
NT Growth Fund	5.2%	5.4%	6.1%	6.7%	7.4%
NT Heritage Fund	2.0%	2.0%	2.6%	3.3%	4.4%
NT Large Company Value Fund	9.2%	9.2%	9.3%	9.6%	9.9%
NT Mid Cap Value Fund	4.1%	4.3%	4.9%	5.6%	6.1%
NT Small Company Fund	2.0%	2.0%	2.2%	2.3%	2.5%
NT Emerging Markets Fund	—	0.1%	0.9%	2.0%	3.5%
NT Global Real Estate Fund	1.1%	1.1%	1.3%	1.5%	1.8%
NT International Growth Fund	4.2%	4.3%	4.7%	5.0%	5.3%
NT International Small-Mid Cap Fund	0.5%	0.6%	0.9%	1.4%	1.8%
NT International Value Fund	4.8%	4.8%	4.5%	4.1%	3.7%
NT Non-U.S. Intrinsic Value Fund	—	0.1%	0.7%	1.4%	2.1%
Total Equity	45.7%	46.6%	51.3%	56.8%	62.9%
Fixed Income
Inflation-Adjusted Bond Fund	3.0%	3.2%	4.2%	4.4%	3.6%
NT Diversified Bond Fund	19.9%	20.0%	18.9%	17.5%	15.5%
NT High Income Fund	3.4%	3.4%	3.7%	3.9%	3.7%
Short Duration Inflation Protection Bond Fund	7.0%	6.4%	4.0%	2.0%	0.6%
Emerging Markets Debt Fund	1.2%	1.2%	1.7%	2.0%	2.1%
Global Bond Fund	7.8%	7.7%	7.3%	6.8%	6.1%
International Bond Fund	2.2%	2.2%	2.0%	1.7%	0.6%
Total Fixed Income	44.5%	44.1%	41.8%	38.3%	32.2%
U.S. Government Money Market Fund	9.8%	9.3%	6.9%	4.9%	4.9%
Other Assets and Liabilities	—(2)	—(2)	—(2)	—(2)	—(2)

(1)	Underlying fund investments represent G Class.

(2)	Category is less than 0.05% of total net assets.

Underlying Fund Allocations(1) as a % of net assets as of January 31, 2019
	One Choice 2040 Portfolio	One Choice 2045 Portfolio	One Choice 2050 Portfolio	One Choice 2055 Portfolio	One Choice 2060 Portfolio
Equity
NT Core Equity Plus Fund	3.1%	3.4%	3.6%	3.7%	3.8%
NT Disciplined Growth Fund	2.7%	2.9%	3.1%	3.2%	3.2%
NT Equity Growth Fund	9.2%	10.1%	10.8%	11.1%	11.4%
NT Growth Fund	7.9%	8.6%	9.2%	9.5%	9.8%
NT Heritage Fund	5.4%	5.9%	6.4%	6.6%	6.7%
NT Large Company Value Fund	10.5%	11.4%	12.2%	12.5%	12.9%
NT Mid Cap Value Fund	6.6%	7.2%	7.7%	8.0%	8.1%
NT Small Company Fund	2.7%	2.9%	3.1%	3.2%	3.3%
NT Emerging Markets Fund	5.0%	5.5%	5.9%	6.1%	6.2%
NT Global Real Estate Fund	2.1%	2.3%	2.4%	2.5%	2.6%
NT International Growth Fund	5.7%	6.2%	6.7%	6.9%	7.0%
NT International Small-Mid Cap Fund	2.2%	2.4%	2.5%	2.6%	2.6%
NT International Value Fund	3.5%	3.5%	3.5%	3.5%	3.5%
NT Non-U.S. Intrinsic Value Fund	2.6%	3.1%	3.6%	3.8%	4.0%
Total Equity	69.2%	75.4%	80.7%	83.2%	85.1%
Fixed Income
Inflation-Adjusted Bond Fund	2.6%	2.3%	1.9%	1.7%	1.5%
NT Diversified Bond Fund	13.3%	11.4%	9.7%	8.4%	7.4%
NT High Income Fund	3.3%	2.8%	2.4%	2.1%	1.9%
Emerging Markets Debt Fund	2.0%	1.7%	1.4%	1.3%	1.1%
Global Bond Fund	5.2%	4.5%	3.9%	3.3%	3.0%
Total Fixed Income	26.4%	22.7%	19.3%	16.8%	14.9%
U.S. Government Money Market Fund	4.4%	1.9%	—	—	—
Other Assets and Liabilities	—(2)	—(2)	—(2)	—(2)	—(2)

(1)	Underlying fund investments represent G Class.

(2)	Category is less than 0.05% of total net assets.

Shareholder Fee Examples

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from August 1, 2018 to January 31, 2019.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 8/1/18	Ending Account Value 1/31/19	Expenses Paid During Period(1) 8/1/18 - 1/31/19	Annualized Expense Ratio(1)
One Choice In Retirement Portfolio
Actual
Investor Class	$1,000	$983.10	$3.70	0.74%
I Class	$1,000	$984.90	$2.70	0.54%
A Class	$1,000	$982.60	$4.95	0.99%
C Class	$1,000	$978.40	$8.68	1.74%
R Class	$1,000	$981.20	$6.19	1.24%
R6 Class	$1,000	$985.40	$1.95	0.39%
Hypothetical
Investor Class	$1,000	$1,021.48	$3.77	0.74%
I Class	$1,000	$1,022.48	$2.75	0.54%
A Class	$1,000	$1,020.22	$5.04	0.99%
C Class	$1,000	$1,016.43	$8.84	1.74%
R Class	$1,000	$1,018.96	$6.31	1.24%
R6 Class	$1,000	$1,023.24	$1.99	0.39%
One Choice 2020 Portfolio
Actual
Investor Class	$1,000	$982.00	$3.70	0.74%
I Class	$1,000	$983.20	$2.70	0.54%
A Class	$1,000	$981.00	$4.94	0.99%
C Class	$1,000	$977.50	$8.67	1.74%
R Class	$1,000	$979.30	$6.19	1.24%
R6 Class	$1,000	$984.10	$1.95	0.39%
Hypothetical
Investor Class	$1,000	$1,021.48	$3.77	0.74%
I Class	$1,000	$1,022.48	$2.75	0.54%
A Class	$1,000	$1,020.22	$5.04	0.99%
C Class	$1,000	$1,016.43	$8.84	1.74%
R Class	$1,000	$1,018.96	$6.31	1.24%
R6 Class	$1,000	$1,023.24	$1.99	0.39%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any underlying fund fees and expenses.

	Beginning Account Value 8/1/18	Ending Account Value 1/31/19	Expenses Paid During Period(1) 8/1/18 - 1/31/19	Annualized Expense Ratio(1)
One Choice 2025 Portfolio
Actual
Investor Class	$1,000	$979.00	$3.79	0.76%
I Class	$1,000	$980.30	$2.80	0.56%
A Class	$1,000	$977.80	$5.03	1.01%
C Class	$1,000	$973.60	$8.76	1.76%
R Class	$1,000	$976.00	$6.28	1.26%
R6 Class	$1,000	$980.40	$2.05	0.41%
Hypothetical
Investor Class	$1,000	$1,021.37	$3.87	0.76%
I Class	$1,000	$1,022.38	$2.85	0.56%
A Class	$1,000	$1,020.11	$5.14	1.01%
C Class	$1,000	$1,016.33	$8.95	1.76%
R Class	$1,000	$1,018.85	$6.41	1.26%
R6 Class	$1,000	$1,023.14	$2.09	0.41%
One Choice 2030 Portfolio
Actual
Investor Class	$1,000	$974.20	$3.88	0.78%
I Class	$1,000	$976.20	$2.89	0.58%
A Class	$1,000	$974.00	$5.12	1.03%
C Class	$1,000	$969.60	$8.84	1.78%
R Class	$1,000	$972.20	$6.36	1.28%
R6 Class	$1,000	$976.60	$2.14	0.43%
Hypothetical
Investor Class	$1,000	$1,021.27	$3.97	0.78%
I Class	$1,000	$1,022.28	$2.96	0.58%
A Class	$1,000	$1,020.01	$5.24	1.03%
C Class	$1,000	$1,016.23	$9.05	1.78%
R Class	$1,000	$1,018.75	$6.51	1.28%
R6 Class	$1,000	$1,023.04	$2.19	0.43%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any underlying fund fees and expenses.

	Beginning Account Value 8/1/18	Ending Account Value 1/31/19	Expenses Paid During Period(1) 8/1/18 - 1/31/19	Annualized Expense Ratio(1)
One Choice 2035 Portfolio
Actual
Investor Class	$1,000	$969.60	$4.02	0.81%
I Class	$1,000	$971.00	$3.03	0.61%
A Class	$1,000	$968.90	$5.26	1.06%
C Class	$1,000	$965.10	$8.97	1.81%
R Class	$1,000	$967.10	$6.50	1.31%
R6 Class	$1,000	$971.40	$2.29	0.46%
Hypothetical
Investor Class	$1,000	$1,021.12	$4.13	0.81%
I Class	$1,000	$1,022.13	$3.11	0.61%
A Class	$1,000	$1,019.86	$5.40	1.06%
C Class	$1,000	$1,016.08	$9.20	1.81%
R Class	$1,000	$1,018.60	$6.67	1.31%
R6 Class	$1,000	$1,022.89	$2.35	0.46%
One Choice 2040 Portfolio
Actual
Investor Class	$1,000	$965.30	$4.11	0.83%
I Class	$1,000	$966.60	$3.12	0.63%
A Class	$1,000	$965.00	$5.35	1.08%
C Class	$1,000	$960.30	$9.04	1.83%
R Class	$1,000	$963.20	$6.58	1.33%
R6 Class	$1,000	$967.20	$2.38	0.48%
Hypothetical
Investor Class	$1,000	$1,021.02	$4.23	0.83%
I Class	$1,000	$1,022.03	$3.21	0.63%
A Class	$1,000	$1,019.76	$5.50	1.08%
C Class	$1,000	$1,015.98	$9.30	1.83%
R Class	$1,000	$1,018.50	$6.77	1.33%
R6 Class	$1,000	$1,022.79	$2.45	0.48%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any underlying fund fees and expenses.

	Beginning Account Value 8/1/18	Ending Account Value 1/31/19	Expenses Paid During Period(1) 8/1/18 - 1/31/19	Annualized Expense Ratio(1)
One Choice 2045 Portfolio
Actual
Investor Class	$1,000	$961.10	$4.25	0.86%
I Class	$1,000	$962.00	$3.26	0.66%
A Class	$1,000	$959.80	$5.48	1.11%
C Class	$1,000	$956.30	$9.17	1.86%
R Class	$1,000	$959.00	$6.72	1.36%
R6 Class	$1,000	$963.20	$2.52	0.51%
Hypothetical
Investor Class	$1,000	$1,020.87	$4.38	0.86%
I Class	$1,000	$1,021.88	$3.36	0.66%
A Class	$1,000	$1,019.61	$5.65	1.11%
C Class	$1,000	$1,015.83	$9.45	1.86%
R Class	$1,000	$1,018.35	$6.92	1.36%
R6 Class	$1,000	$1,022.64	$2.60	0.51%
One Choice 2050 Portfolio
Actual
Investor Class	$1,000	$957.40	$4.34	0.88%
I Class	$1,000	$958.70	$3.36	0.68%
A Class	$1,000	$957.00	$5.57	1.13%
C Class	$1,000	$953.10	$9.26	1.88%
R Class	$1,000	$955.20	$6.80	1.38%
R6 Class	$1,000	$959.20	$2.62	0.53%
Hypothetical
Investor Class	$1,000	$1,020.77	$4.48	0.88%
I Class	$1,000	$1,021.78	$3.47	0.68%
A Class	$1,000	$1,019.51	$5.75	1.13%
C Class	$1,000	$1,015.73	$9.55	1.88%
R Class	$1,000	$1,018.25	$7.02	1.38%
R6 Class	$1,000	$1,022.53	$2.70	0.53%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any underlying fund fees and expenses.

	Beginning Account Value 8/1/18	Ending Account Value 1/31/19	Expenses Paid During Period(1) 8/1/18 - 1/31/19	Annualized Expense Ratio(1)
One Choice 2055 Portfolio
Actual
Investor Class	$1,000	$955.20	$4.34	0.88%
I Class	$1,000	$956.50	$3.35	0.68%
A Class	$1,000	$954.00	$5.57	1.13%
C Class	$1,000	$950.30	$9.24	1.88%
R Class	$1,000	$952.90	$6.79	1.38%
R6 Class	$1,000	$956.70	$2.61	0.53%
Hypothetical
Investor Class	$1,000	$1,020.77	$4.48	0.88%
I Class	$1,000	$1,021.78	$3.47	0.68%
A Class	$1,000	$1,019.51	$5.75	1.13%
C Class	$1,000	$1,015.73	$9.55	1.88%
R Class	$1,000	$1,018.25	$7.02	1.38%
R6 Class	$1,000	$1,022.53	$2.70	0.53%
One Choice 2060 Portfolio
Actual
Investor Class	$1,000	$954.20	$4.33	0.88%
I Class	$1,000	$955.40	$3.35	0.68%
A Class	$1,000	$953.20	$5.56	1.13%
C Class	$1,000	$949.40	$9.24	1.88%
R Class	$1,000	$951.50	$6.79	1.38%
R6 Class	$1,000	$956.20	$2.61	0.53%
Hypothetical
Investor Class	$1,000	$1,020.77	$4.48	0.88%
I Class	$1,000	$1,021.78	$3.47	0.68%
A Class	$1,000	$1,019.51	$5.75	1.13%
C Class	$1,000	$1,015.73	$9.55	1.88%
R Class	$1,000	$1,018.25	$7.02	1.38%
R6 Class	$1,000	$1,022.53	$2.70	0.53%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any underlying fund fees and expenses.

Schedules of Investments

JANUARY 31, 2019 (UNAUDITED)

One Choice In Retirement Portfolio

	Shares	Value
MUTUAL FUNDS(1) — 100.0%
Domestic Equity Funds — 35.1%
NT Core Equity Plus Fund G Class	3,062,873	$43,186,503
NT Disciplined Growth Fund G Class	2,519,052	28,364,529
NT Equity Growth Fund G Class	10,616,691	127,824,961
NT Growth Fund G Class	5,284,143	83,172,403
NT Heritage Fund G Class	2,755,122	31,050,225
NT Large Company Value Fund G Class	13,968,144	145,129,015
NT Mid Cap Value Fund G Class	5,818,293	65,339,428
NT Small Company Fund G Class	4,018,090	31,461,641
		555,528,705
Domestic Fixed Income Funds — 33.3%
Inflation-Adjusted Bond Fund G Class	4,250,789	47,523,824
NT Diversified Bond Fund G Class	30,241,488	315,721,130
NT High Income Fund G Class	5,613,156	53,437,242
Short Duration Inflation Protection Bond Fund G Class	10,910,930	110,200,396
		526,882,592
International Fixed Income Funds — 11.2%
Emerging Markets Debt Fund G Class	1,799,710	18,015,097
Global Bond Fund G Class	12,610,202	123,453,878
International Bond Fund G Class	2,750,025	35,337,819
		176,806,794
International Equity Funds — 10.6%
NT Global Real Estate Fund G Class	1,719,053	16,898,289
NT International Growth Fund G Class	6,884,663	66,712,388
NT International Small-Mid Cap Fund G Class	835,696	8,056,107
NT International Value Fund G Class	8,510,052	75,739,466
		167,406,250
Money Market Funds — 9.8%
U.S. Government Money Market Fund G Class	154,311,529	154,311,529
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,454,245,299)		1,580,935,870
OTHER ASSETS AND LIABILITIES†		(3,785)
TOTAL NET ASSETS — 100.0%		$1,580,932,085

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

See Notes to Financial Statements.

JANUARY 31, 2019 (UNAUDITED)

One Choice 2020 Portfolio

	Shares	Value
MUTUAL FUNDS(1) — 100.0%
Domestic Equity Funds — 35.6%
NT Core Equity Plus Fund G Class	3,419,506	$48,215,036
NT Disciplined Growth Fund G Class	2,862,083	32,227,059
NT Equity Growth Fund G Class	11,912,807	143,430,199
NT Growth Fund G Class	6,040,457	95,076,787
NT Heritage Fund G Class	3,188,365	35,932,871
NT Large Company Value Fund G Class	15,592,398	162,005,019
NT Mid Cap Value Fund G Class	6,695,558	75,191,116
NT Small Company Fund G Class	4,511,352	35,323,888
		627,401,975
Domestic Fixed Income Funds — 33.0%
Inflation-Adjusted Bond Fund G Class	5,077,529	56,766,779
NT Diversified Bond Fund G Class	33,715,195	351,986,632
NT High Income Fund G Class	6,368,202	60,625,286
Short Duration Inflation Protection Bond Fund G Class	11,122,803	112,340,313
		581,719,010
International Fixed Income Funds — 11.1%
Emerging Markets Debt Fund G Class	2,142,817	21,449,602
Global Bond Fund G Class	13,810,847	135,208,194
International Bond Fund G Class	3,015,070	38,743,656
		195,401,452
International Equity Funds — 11.0%
NT Emerging Markets Fund G Class	220,338	2,362,019
NT Global Real Estate Fund G Class	1,960,303	19,269,782
NT International Growth Fund G Class	7,786,535	75,451,527
NT International Small-Mid Cap Fund G Class	1,081,717	10,427,751
NT International Value Fund G Class	9,394,879	83,614,427
NT Non-U.S. Intrinsic Value Fund G Class	196,480	2,027,672
		193,153,178
Money Market Funds — 9.3%
U.S. Government Money Market Fund G Class	164,372,748	164,372,748
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,656,246,178)		1,762,048,363
OTHER ASSETS AND LIABILITIES†		1,303
TOTAL NET ASSETS — 100.0%		$1,762,049,666

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

See Notes to Financial Statements.

JANUARY 31, 2019 (UNAUDITED)

One Choice 2025 Portfolio

	Shares	Value
MUTUAL FUNDS(1) — 100.0%
Domestic Equity Funds — 38.3%
NT Core Equity Plus Fund G Class	5,329,038	$75,139,430
NT Disciplined Growth Fund G Class	4,829,758	54,383,080
NT Equity Growth Fund G Class	18,638,617	224,408,947
NT Growth Fund G Class	10,297,867	162,088,432
NT Heritage Fund G Class	6,093,111	68,669,363
NT Large Company Value Fund G Class	24,052,508	249,905,559
NT Mid Cap Value Fund G Class	11,738,283	131,820,917
NT Small Company Fund G Class	7,338,193	57,458,050
		1,023,873,778
Domestic Fixed Income Funds — 30.8%
Inflation-Adjusted Bond Fund G Class	9,936,872	111,094,232
NT Diversified Bond Fund G Class	48,408,299	505,382,640
NT High Income Fund G Class	10,542,164	100,361,401
Short Duration Inflation Protection Bond Fund G Class	10,477,054	105,818,247
		822,656,520
International Equity Funds — 13.0%
NT Emerging Markets Fund G Class	2,347,613	25,166,410
NT Global Real Estate Fund G Class	3,477,254	34,181,404
NT International Growth Fund G Class	12,852,402	124,539,774
NT International Small-Mid Cap Fund G Class	2,633,539	25,387,320
NT International Value Fund G Class	13,427,449	119,504,293
NT Non-U.S. Intrinsic Value Fund G Class	1,832,943	18,915,971
		347,695,172
International Fixed Income Funds — 11.0%
Emerging Markets Debt Fund G Class	4,454,709	44,591,638
Global Bond Fund G Class	19,911,865	194,937,161
International Bond Fund G Class	4,302,117	55,282,204
		294,811,003
Money Market Funds — 6.9%
U.S. Government Money Market Fund G Class	184,992,367	184,992,367
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $2,447,920,220)		2,674,028,840
OTHER ASSETS AND LIABILITIES†		1,445
TOTAL NET ASSETS — 100.0%		$2,674,030,285

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

See Notes to Financial Statements.

JANUARY 31, 2019 (UNAUDITED)

One Choice 2030 Portfolio

	Shares	Value
MUTUAL FUNDS(1) — 100.0%
Domestic Equity Funds — 41.4%
NT Core Equity Plus Fund G Class	4,686,116	$66,074,235
NT Disciplined Growth Fund G Class	4,586,016	51,638,542
NT Equity Growth Fund G Class	16,323,135	196,530,541
NT Growth Fund G Class	9,717,631	152,955,507
NT Heritage Fund G Class	6,739,283	75,951,716
NT Large Company Value Fund G Class	20,911,643	217,271,969
NT Mid Cap Value Fund G Class	11,283,135	126,709,606
NT Small Company Fund G Class	6,768,287	52,995,687
		940,127,803
Domestic Fixed Income Funds — 27.8%
Inflation-Adjusted Bond Fund G Class	8,928,087	99,816,009
NT Diversified Bond Fund G Class	38,227,648	399,096,646
NT High Income Fund G Class	9,339,999	88,916,795
Short Duration Inflation Protection Bond Fund G Class	4,434,898	44,792,473
		632,621,923
International Equity Funds — 15.4%
NT Emerging Markets Fund G Class	4,336,877	46,491,323
NT Global Real Estate Fund G Class	3,575,991	35,151,992
NT International Growth Fund G Class	11,707,283	113,443,568
NT International Small-Mid Cap Fund G Class	3,260,059	31,426,969
NT International Value Fund G Class	10,514,516	93,579,190
NT Non-U.S. Intrinsic Value Fund G Class	2,992,001	30,877,449
		350,970,491
International Fixed Income Funds — 10.5%
Emerging Markets Debt Fund G Class	4,528,847	45,333,762
Global Bond Fund G Class	15,712,276	153,823,181
International Bond Fund G Class	2,993,374	38,464,854
		237,621,797
Money Market Funds — 4.9%
U.S. Government Money Market Fund G Class	111,218,837	111,218,837
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $2,159,520,565)		2,272,560,851
OTHER ASSETS AND LIABILITIES†		7,278
TOTAL NET ASSETS — 100.0%		$2,272,568,129

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

See Notes to Financial Statements.

JANUARY 31, 2019 (UNAUDITED)

One Choice 2035 Portfolio

	Shares	Value
MUTUAL FUNDS(1) — 100.0%
Domestic Equity Funds — 44.7%
NT Core Equity Plus Fund G Class	5,055,307	$71,279,835
NT Disciplined Growth Fund G Class	5,228,646	58,874,553
NT Equity Growth Fund G Class	17,622,401	212,173,711
NT Growth Fund G Class	11,114,065	174,935,379
NT Heritage Fund G Class	9,208,068	103,774,925
NT Large Company Value Fund G Class	22,749,525	236,367,564
NT Mid Cap Value Fund G Class	13,019,055	146,203,990
NT Small Company Fund G Class	7,659,267	59,972,059
		1,063,582,016
Domestic Fixed Income Funds — 23.4%
Inflation-Adjusted Bond Fund G Class	7,606,239	85,037,753
NT Diversified Bond Fund G Class	35,410,632	369,687,003
NT High Income Fund G Class	9,203,988	87,621,968
Short Duration Inflation Protection Bond Fund G Class	1,343,308	13,567,409
		555,914,133
International Equity Funds — 18.2%
NT Emerging Markets Fund G Class	7,780,493	83,406,883
NT Global Real Estate Fund G Class	4,402,917	43,280,671
NT International Growth Fund G Class	13,152,256	127,445,360
NT International Small-Mid Cap Fund G Class	4,466,001	43,052,249
NT International Value Fund G Class	9,868,867	87,832,914
NT Non-U.S. Intrinsic Value Fund G Class	4,786,368	49,395,322
		434,413,399
International Fixed Income Funds — 8.8%
Emerging Markets Debt Fund G Class	4,913,745	49,186,590
Global Bond Fund G Class	14,769,430	144,592,723
International Bond Fund G Class	1,171,899	15,058,900
		208,838,213
Money Market Funds — 4.9%
U.S. Government Money Market Fund G Class	116,407,411	116,407,411
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $2,193,716,260)		2,379,155,172
OTHER ASSETS AND LIABILITIES†		(14,541)
TOTAL NET ASSETS — 100.0%		$2,379,140,631

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

See Notes to Financial Statements.

JANUARY 31, 2019 (UNAUDITED)

One Choice 2040 Portfolio

	Shares	Value
MUTUAL FUNDS(1) — 100.0%
Domestic Equity Funds — 48.1%
NT Core Equity Plus Fund G Class	3,774,787	$53,224,501
NT Disciplined Growth Fund G Class	4,036,090	45,446,374
NT Equity Growth Fund G Class	13,160,036	158,446,835
NT Growth Fund G Class	8,592,678	135,248,745
NT Heritage Fund G Class	8,283,538	93,355,476
NT Large Company Value Fund G Class	17,282,708	179,567,337
NT Mid Cap Value Fund G Class	10,089,063	113,300,176
NT Small Company Fund G Class	5,943,030	46,533,925
		825,123,369
International Equity Funds — 21.1%
NT Emerging Markets Fund G Class	8,061,322	86,417,371
NT Global Real Estate Fund G Class	3,654,918	35,927,849
NT International Growth Fund G Class	10,068,294	97,561,770
NT International Small-Mid Cap Fund G Class	3,895,636	37,553,931
NT International Value Fund G Class	6,716,033	59,772,694
NT Non-U.S. Intrinsic Value Fund G Class	4,299,115	44,366,866
		361,600,481
Domestic Fixed Income Funds — 19.2%
Inflation-Adjusted Bond Fund G Class	3,999,680	44,716,419
NT Diversified Bond Fund G Class	21,864,393	228,264,262
NT High Income Fund G Class	5,884,090	56,016,536
		328,997,217
International Fixed Income Funds — 7.2%
Emerging Markets Debt Fund G Class	3,361,498	33,648,597
Global Bond Fund G Class	9,182,686	89,898,501
		123,547,098
Money Market Funds — 4.4%
U.S. Government Money Market Fund G Class	75,143,067	75,143,067
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,631,602,027)		1,714,411,232
OTHER ASSETS AND LIABILITIES†		3,058
TOTAL NET ASSETS — 100.0%		$1,714,414,290

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

See Notes to Financial Statements.

JANUARY 31, 2019 (UNAUDITED)

One Choice 2045 Portfolio

	Shares	Value
MUTUAL FUNDS(1) — 100.0%
Domestic Equity Funds — 52.4%
NT Core Equity Plus Fund G Class	3,979,101	$56,105,322
NT Disciplined Growth Fund G Class	4,270,893	48,090,255
NT Equity Growth Fund G Class	13,946,021	167,910,089
NT Growth Fund G Class	9,113,299	143,443,322
NT Heritage Fund G Class	8,788,386	99,045,107
NT Large Company Value Fund G Class	18,244,713	189,562,572
NT Mid Cap Value Fund G Class	10,703,298	120,198,033
NT Small Company Fund G Class	6,306,183	49,377,413
		873,732,113
International Equity Funds — 23.0%
NT Emerging Markets Fund G Class	8,555,390	91,713,779
NT Global Real Estate Fund G Class	3,875,355	38,094,743
NT International Growth Fund G Class	10,700,043	103,683,420
NT International Small-Mid Cap Fund G Class	4,116,447	39,682,547
NT International Value Fund G Class	6,501,098	57,859,772
NT Non-U.S. Intrinsic Value Fund G Class	5,060,096	52,220,191
		383,254,452
Domestic Fixed Income Funds — 16.5%
Inflation-Adjusted Bond Fund G Class	3,372,768	37,707,544
NT Diversified Bond Fund G Class	18,273,645	190,776,856
NT High Income Fund G Class	4,971,975	47,333,198
		275,817,598
International Fixed Income Funds — 6.2%
Emerging Markets Debt Fund G Class	2,806,106	28,089,117
Global Bond Fund G Class	7,701,465	75,397,342
		103,486,459
Money Market Funds — 1.9%
U.S. Government Money Market Fund G Class	32,333,497	32,333,497
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,535,536,409)		1,668,624,119
OTHER ASSETS AND LIABILITIES†		(33,229)
TOTAL NET ASSETS — 100.0%		$1,668,590,890

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

See Notes to Financial Statements.

JANUARY 31, 2019 (UNAUDITED)

One Choice 2050 Portfolio

	Shares	Value
MUTUAL FUNDS(1) — 100.0%
Domestic Equity Funds — 56.1%
NT Core Equity Plus Fund G Class	2,740,604	$38,642,520
NT Disciplined Growth Fund G Class	2,938,207	33,084,212
NT Equity Growth Fund G Class	9,675,336	116,491,041
NT Growth Fund G Class	6,318,582	99,454,477
NT Heritage Fund G Class	6,088,553	68,617,992
NT Large Company Value Fund G Class	12,634,530	131,272,770
NT Mid Cap Value Fund G Class	7,419,255	83,318,231
NT Small Company Fund G Class	4,334,850	33,941,876
		604,823,119
International Equity Funds — 24.6%
NT Emerging Markets Fund G Class	5,930,963	63,579,927
NT Global Real Estate Fund G Class	2,674,482	26,290,158
NT International Growth Fund G Class	7,422,296	71,922,052
NT International Small-Mid Cap Fund G Class	2,845,245	27,428,163
NT International Value Fund G Class	4,208,786	37,458,196
NT Non-U.S. Intrinsic Value Fund G Class	3,749,600	38,695,875
		265,374,371
Domestic Fixed Income Funds — 14.0%
Inflation-Adjusted Bond Fund G Class	1,853,574	20,722,960
NT Diversified Bond Fund G Class	10,032,675	104,741,128
NT High Income Fund G Class	2,728,416	25,974,518
		151,438,606
International Fixed Income Funds — 5.3%
Emerging Markets Debt Fund G Class	1,536,728	15,382,652
Global Bond Fund G Class	4,235,065	41,461,290
		56,843,942
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,038,321,337)		1,078,480,038
OTHER ASSETS AND LIABILITIES†		1,150
TOTAL NET ASSETS — 100.0%		$1,078,481,188

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

See Notes to Financial Statements.

JANUARY 31, 2019 (UNAUDITED)

One Choice 2055 Portfolio

	Shares	Value
MUTUAL FUNDS(1) — 100.0%
Domestic Equity Funds — 57.8%
NT Core Equity Plus Fund G Class	1,640,119	$23,125,681
NT Disciplined Growth Fund G Class	1,756,133	19,774,055
NT Equity Growth Fund G Class	5,785,324	69,655,303
NT Growth Fund G Class	3,777,876	59,463,762
NT Heritage Fund G Class	3,639,353	41,015,506
NT Large Company Value Fund G Class	7,553,980	78,485,855
NT Mid Cap Value Fund G Class	4,430,663	49,756,344
NT Small Company Fund G Class	2,587,900	20,263,254
		361,539,760
International Equity Funds — 25.4%
NT Emerging Markets Fund G Class	3,543,315	37,984,342
NT Global Real Estate Fund G Class	1,603,956	15,766,883
NT International Growth Fund G Class	4,442,634	43,049,119
NT International Small-Mid Cap Fund G Class	1,699,737	16,385,466
NT International Value Fund G Class	2,446,697	21,775,605
NT Non-U.S. Intrinsic Value Fund G Class	2,316,412	23,905,371
		158,866,786
Domestic Fixed Income Funds — 12.2%
Inflation-Adjusted Bond Fund G Class	939,255	10,500,869
NT Diversified Bond Fund G Class	5,056,059	52,785,254
NT High Income Fund G Class	1,383,550	13,171,398
		76,457,521
International Fixed Income Funds — 4.6%
Emerging Markets Debt Fund G Class	783,957	7,847,412
Global Bond Fund G Class	2,137,601	20,927,112
		28,774,524
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $630,104,436)		625,638,591
OTHER ASSETS AND LIABILITIES†		(21,390)
TOTAL NET ASSETS — 100.0%		$625,617,201

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

See Notes to Financial Statements.

JANUARY 31, 2019 (UNAUDITED)

One Choice 2060 Portfolio

	Shares	Value
MUTUAL FUNDS(1) — 100.0%
Domestic Equity Funds — 59.2%
NT Core Equity Plus Fund G Class	309,563	$4,364,839
NT Disciplined Growth Fund G Class	332,492	3,743,862
NT Equity Growth Fund G Class	1,090,458	13,129,111
NT Growth Fund G Class	715,598	11,263,516
NT Heritage Fund G Class	684,787	7,717,546
NT Large Company Value Fund G Class	1,423,432	14,789,456
NT Mid Cap Value Fund G Class	827,968	9,298,081
NT Small Company Fund G Class	485,392	3,800,620
		68,107,031
International Equity Funds — 25.9%
NT Emerging Markets Fund G Class	663,289	7,110,461
NT Global Real Estate Fund G Class	303,709	2,985,460
NT International Growth Fund G Class	833,536	8,076,967
NT International Small-Mid Cap Fund G Class	315,580	3,042,191
NT International Value Fund G Class	449,278	3,998,578
NT Non-U.S. Intrinsic Value Fund G Class	444,411	4,586,318
		29,799,975
Domestic Fixed Income Funds — 10.8%
Inflation-Adjusted Bond Fund G Class	152,870	1,709,091
NT Diversified Bond Fund G Class	818,348	8,543,557
NT High Income Fund G Class	224,902	2,141,071
		12,393,719
International Fixed Income Funds — 4.1%
Emerging Markets Debt Fund G Class	127,944	1,280,717
Global Bond Fund G Class	346,682	3,394,012
		4,674,729
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $122,402,084)		114,975,454
OTHER ASSETS AND LIABILITIES†		(122)
TOTAL NET ASSETS — 100.0%		$114,975,332

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

See Notes to Financial Statements.

Statements of Assets and Liabilities

JANUARY 31, 2019 (UNAUDITED)
	One Choice In Retirement Portfolio	One Choice 2020 Portfolio
Assets
Investment securities in affiliates, at value (cost of $1,454,245,299 and $1,656,246,178, respectively)	$1,580,935,870	$1,762,048,363
Receivable for investments sold	2,920,528	4,601,049
Receivable for capital shares sold	1,164,904	1,070,401
Distributions receivable from affiliates	1,538,501	1,702,069
	1,586,559,803	1,769,421,882

Liabilities
Payable for investments purchased	1,538,473	1,702,020
Payable for capital shares redeemed	3,132,725	4,653,186
Accrued management fees	857,396	908,732
Distribution and service fees payable	99,124	108,278
	5,627,718	7,372,216

Net Assets	$1,580,932,085	$1,762,049,666

Net Assets Consist of:
Capital (par value and paid-in surplus)	$1,416,841,302	$1,600,974,004
Distributable earnings	164,090,783	161,075,662
	$1,580,932,085	$1,762,049,666

Fund/Class	Net Assets	Shares Outstanding	Net Asset Value Per Share
One Choice In Retirement Portfolio
Investor Class, $0.01 Par Value	$743,151,738	59,440,683	$12.50
I Class, $0.01 Par Value	$270,681,720	21,644,526	$12.51
A Class, $0.01 Par Value	$172,027,440	13,753,878	$12.51*
C Class, $0.01 Par Value	$4,840,114	388,499	$12.46
R Class, $0.01 Par Value	$140,151,855	11,221,713	$12.49
R6 Class, $0.01 Par Value	$250,079,218	24,228,471	$10.32
One Choice 2020 Portfolio
Investor Class, $0.01 Par Value	$584,823,992	50,115,467	$11.67
I Class, $0.01 Par Value	$478,409,672	41,004,328	$11.67
A Class, $0.01 Par Value	$221,301,724	18,975,654	$11.66*
C Class, $0.01 Par Value	$5,709,583	488,429	$11.69
R Class, $0.01 Par Value	$134,814,943	11,560,754	$11.66
R6 Class, $0.01 Par Value	$336,989,752	31,668,380	$10.64

*	Maximum offering price $13.27 and $12.37 (net asset value divided by 0.9425) for One Choice In Retirement Portfolio and One Choice 2020 Portfolio, respectively.

See Notes to Financial Statements.

JANUARY 31, 2019 (UNAUDITED)
	One Choice 2025 Portfolio	One Choice 2030 Portfolio
Assets
Investment securities in affiliates, at value (cost of $2,447,920,220 and $2,159,520,565, respectively)	$2,674,028,840	$2,272,560,851
Receivable for investments sold	13,934,783	4,387,992
Receivable for capital shares sold	2,023,316	2,256,552
Distributions receivable from affiliates	2,476,894	1,968,810
	2,692,463,833	2,281,174,205

Liabilities
Disbursements in excess of demand deposit cash	39,375	7,447
Payable for investments purchased	2,476,741	1,968,629
Payable for capital shares redeemed	14,309,060	5,245,286
Accrued management fees	1,451,412	1,229,689
Distribution and service fees payable	156,960	155,025
	18,433,548	8,606,076

Net Assets	$2,674,030,285	$2,272,568,129

Net Assets Consist of:
Capital (par value and paid-in surplus)	$2,364,507,109	$2,074,145,748
Distributable earnings	309,523,176	198,422,381
	$2,674,030,285	$2,272,568,129

Fund/Class	Net Assets	Shares Outstanding	Net Asset Value Per Share
One Choice 2025 Portfolio
Investor Class, $0.01 Par Value	$1,020,163,787	73,678,964	$13.85
I Class, $0.01 Par Value	$652,096,461	47,099,329	$13.85
A Class, $0.01 Par Value	$333,971,054	24,119,947	$13.85*
C Class, $0.01 Par Value	$4,790,248	345,582	$13.86
R Class, $0.01 Par Value	$198,501,640	14,342,467	$13.84
R6 Class, $0.01 Par Value	$464,507,095	43,099,635	$10.78
One Choice 2030 Portfolio
Investor Class, $0.01 Par Value	$673,772,769	55,943,601	$12.04
I Class, $0.01 Par Value	$636,932,639	52,915,028	$12.04
A Class, $0.01 Par Value	$295,207,149	24,545,566	$12.03*
C Class, $0.01 Par Value	$4,301,191	356,957	$12.05
R Class, $0.01 Par Value	$213,527,632	17,748,002	$12.03
R6 Class, $0.01 Par Value	$448,826,749	40,632,344	$11.05

*	Maximum offering price $14.69 and $12.76 (net asset value divided by 0.9425) for One Choice 2025 Portfolio and One Choice 2030 Portfolio, respectively.

See Notes to Financial Statements.

JANUARY 31, 2019 (UNAUDITED)
	One Choice 2035 Portfolio	One Choice 2040 Portfolio
Assets
Investment securities in affiliates, at value (cost of $2,193,716,260 and $1,631,602,027, respectively)	$2,379,155,172	$1,714,411,232
Cash	—	1,980
Receivable for investments sold	4,344,672	5,670,641
Receivable for capital shares sold	2,230,751	2,887,641
Distributions receivable from affiliates	1,905,660	1,204,818
	2,387,636,255	1,724,176,312

Liabilities
Disbursements in excess of demand deposit cash	41	—
Payable for investments purchased	1,905,485	1,204,703
Payable for capital shares redeemed	5,056,587	7,447,634
Accrued management fees	1,376,636	992,188
Distribution and service fees payable	156,875	117,497
	8,495,624	9,762,022

Net Assets	$2,379,140,631	$1,714,414,290

Net Assets Consist of:
Capital (par value and paid-in surplus)	$2,087,482,590	$1,543,039,817
Distributable earnings	291,658,041	171,374,473
	$2,379,140,631	$1,714,414,290

Fund/Class	Net Assets	Shares Outstanding	Net Asset Value Per Share
One Choice 2035 Portfolio
Investor Class, $0.01 Par Value	$845,234,549	56,281,320	$15.02
I Class, $0.01 Par Value	$599,231,750	39,868,174	$15.03
A Class, $0.01 Par Value	$323,693,048	21,553,017	$15.02*
C Class, $0.01 Par Value	$3,641,835	242,618	$15.01
R Class, $0.01 Par Value	$209,010,965	13,915,991	$15.02
R6 Class, $0.01 Par Value	$398,328,484	36,189,536	$11.01
One Choice 2040 Portfolio
Investor Class, $0.01 Par Value	$506,380,332	40,375,401	$12.54
I Class, $0.01 Par Value	$453,561,108	36,170,952	$12.54
A Class, $0.01 Par Value	$221,188,949	17,643,299	$12.54*
C Class, $0.01 Par Value	$1,926,028	153,777	$12.52
R Class, $0.01 Par Value	$167,616,659	13,375,172	$12.53
R6 Class, $0.01 Par Value	$363,741,214	32,220,079	$11.29
* Maximum offering price $15.94 and $13.31 (net asset value divided by 0.9425) for One Choice 2035 Portfolio and One Choice 2040 Portfolio, respectively.

See Notes to Financial Statements.

JANUARY 31, 2019 (UNAUDITED)
	One Choice 2045 Portfolio	One Choice 2050 Portfolio
Assets
Investment securities in affiliates, at value (cost of $1,535,536,409 and $1,038,321,337, respectively)	$1,668,624,119	$1,078,480,038
Receivable for investments sold	3,490,694	2,706,301
Receivable for capital shares sold	2,573,562	2,344,907
Distributions receivable from affiliates	950,230	484,329
	1,675,638,605	1,084,015,575

Liabilities
Disbursements in excess of demand deposit cash	—	64
Payable for investments purchased	950,107	484,248
Payable for capital shares redeemed	4,955,626	4,317,517
Accrued management fees	1,028,639	659,136
Distribution and service fees payable	113,343	73,422
	7,047,715	5,534,387

Net Assets	$1,668,590,890	$1,078,481,188

Net Assets Consist of:
Capital (par value and paid-in surplus)	$1,442,115,590	$973,036,060
Distributable earnings	226,475,300	105,445,128
	$1,668,590,890	$1,078,481,188

Fund/Class	Net Assets	Shares Outstanding	Net Asset Value Per Share
One Choice 2045 Portfolio
Investor Class, $0.01 Par Value	$589,691,502	37,606,632	$15.68
I Class, $0.01 Par Value	$395,100,693	25,177,410	$15.69
A Class, $0.01 Par Value	$223,785,315	14,278,853	$15.67*
C Class, $0.01 Par Value	$2,514,395	160,539	$15.66
R Class, $0.01 Par Value	$157,673,779	10,054,871	$15.68
R6 Class, $0.01 Par Value	$299,825,206	26,998,956	$11.11
One Choice 2050 Portfolio
Investor Class, $0.01 Par Value	$304,202,851	23,744,120	$12.81
I Class, $0.01 Par Value	$270,559,439	21,097,475	$12.82
A Class, $0.01 Par Value	$140,339,060	10,956,556	$12.81*
C Class, $0.01 Par Value	$1,430,851	111,723	$12.81
R Class, $0.01 Par Value	$105,585,969	8,239,976	$12.81
R6 Class, $0.01 Par Value	$256,363,018	22,192,102	$11.55

*	Maximum offering price $16.63 and $13.59 (net asset value divided by 0.9425) for One Choice 2045 Portfolio and One Choice 2050 Portfolio, respectively.

See Notes to Financial Statements.

JANUARY 31, 2019 (UNAUDITED)
	One Choice 2055 Portfolio	One Choice 2060 Portfolio
Assets
Investment securities in affiliates, at value (cost of $630,104,436 and $122,402,084, respectively)	$625,638,591	$114,975,454
Cash	—	1,341
Receivable for investments sold	1,067,695	—
Receivable for capital shares sold	1,684,136	514,642
Distributions receivable from affiliates	244,961	38,878
	628,635,383	115,530,315

Liabilities
Disbursements in excess of demand deposit cash	324	—
Payable for investments purchased	244,918	102,186
Payable for capital shares redeemed	2,351,278	378,807
Accrued management fees	378,752	66,808
Distribution and service fees payable	42,910	7,182
	3,018,182	554,983

Net Assets	$625,617,201	$114,975,332

Net Assets Consist of:
Capital (par value and paid-in surplus)	$593,305,635	$115,426,552
Distributable earnings	32,311,566	(451,220)
	$625,617,201	$114,975,332

Fund/Class	Net Assets	Shares Outstanding	Net Asset Value Per Share
One Choice 2055 Portfolio
Investor Class, $0.01 Par Value	$153,550,512	11,076,810	$13.86
I Class, $0.01 Par Value	$186,656,126	13,468,306	$13.86
A Class, $0.01 Par Value	$78,097,399	5,638,791	$13.85*
C Class, $0.01 Par Value	$743,993	53,935	$13.79
R Class, $0.01 Par Value	$64,592,141	4,659,828	$13.86
R6 Class, $0.01 Par Value	$141,977,030	11,939,206	$11.89
One Choice 2060 Portfolio
Investor Class, $0.01 Par Value	$29,484,192	2,448,185	$12.04
I Class, $0.01 Par Value	$33,046,191	2,742,863	$12.05
A Class, $0.01 Par Value	$7,146,276	593,585	$12.04*
C Class, $0.01 Par Value	$185,462	15,492	$11.97
R Class, $0.01 Par Value	$13,993,599	1,163,096	$12.03
R6 Class, $0.01 Par Value	$31,119,612	2,577,063	$12.08

*	Maximum offering price $14.69 and $12.77 (net asset value divided by 0.9425) for One Choice 2055 Portfolio and One Choice 2060 Portfolio, respectively.

See Notes to Financial Statements.

Statements of Operations

FOR THE SIX MONTHS ENDED JANUARY 31, 2019 (UNAUDITED)
	One Choice In Retirement Portfolio	One Choice 2020 Portfolio
Investment Income (Loss)
Income from Affiliates:
Income distributions from underlying funds	$40,173,516	$45,659,070

Expenses:
Management fees	5,715,323	6,255,549
Distribution and service fees:
A Class	250,889	311,429
C Class	26,785	30,668
R Class	367,343	351,257
Directors' fees and expenses	21,302	24,249
	6,381,642	6,973,152
Fees waived	(343,222)	(462,654)
	6,038,420	6,510,498

Net investment income (loss)	34,135,096	39,148,572

Realized and Unrealized Gain (Loss) on Affiliates
Net realized gain (loss) on:
Sale of investments in underlying funds	4,166,729	2,655,432
Capital gain distributions received from underlying funds	65,067,765	75,522,874
	69,234,494	78,178,306

Change in net unrealized appreciation (depreciation) on investments in underlying funds	(131,995,751)	(152,793,476)

Net realized and unrealized gain (loss) on affiliates	(62,761,257)	(74,615,170)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(28,626,161)	$(35,466,598)

See Notes to Financial Statements.

FOR THE SIX MONTHS ENDED JANUARY 31, 2019 (UNAUDITED)
	One Choice 2025 Portfolio	One Choice 2030 Portfolio
Investment Income (Loss)
Income from Affiliates:
Income distributions from underlying funds	$71,216,540	$58,864,774

Expenses:
Management fees	10,256,321	8,620,172
Distribution and service fees:
A Class	476,382	421,662
C Class	25,455	21,464
R Class	507,859	535,297
Directors' fees and expenses	37,458	30,888
	11,303,475	9,629,483
Fees waived	(808,885)	(801,210)
	10,494,590	8,828,273

Net investment income (loss)	60,721,950	50,036,501

Realized and Unrealized Gain (Loss) on Affiliates
Net realized gain (loss) on:
Sale of investments in underlying funds	1,986,058	(4,429,222)
Capital gain distributions received from underlying funds	130,516,812	119,334,896
	132,502,870	114,905,674

Change in net unrealized appreciation (depreciation) on investments in underlying funds	(263,280,262)	(228,967,844)

Net realized and unrealized gain (loss) on affiliates	(130,777,392)	(114,062,170)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(70,055,442)	$(64,025,669)

See Notes to Financial Statements.

FOR THE SIX MONTHS ENDED JANUARY 31, 2019 (UNAUDITED)
	One Choice 2035 Portfolio	One Choice 2040 Portfolio
Investment Income (Loss)
Income from Affiliates:
Income distributions from underlying funds	$62,247,855	$43,967,385

Expenses:
Management fees	9,630,463	6,956,124
Distribution and service fees:
A Class	447,417	313,902
C Class	18,402	9,828
R Class	532,721	424,493
Directors' fees and expenses	32,804	23,288
	10,661,807	7,727,635
Fees waived	(721,212)	(622,468)
	9,940,595	7,105,167

Net investment income (loss)	52,307,260	36,862,218

Realized and Unrealized Gain (Loss) on Affiliates
Net realized gain (loss) on:
Sale of investments in underlying funds	2,246,488	3,701,394
Capital gain distributions received from underlying funds	142,003,295	111,160,949
	144,249,783	114,862,343

Change in net unrealized appreciation (depreciation) on investments in underlying funds	(280,552,180)	(216,161,658)

Net realized and unrealized gain (loss) on affiliates	(136,302,397)	(101,299,315)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(83,995,137)	$(64,437,097)

See Notes to Financial Statements.

FOR THE SIX MONTHS ENDED JANUARY 31, 2019 (UNAUDITED)
	One Choice 2045 Portfolio	One Choice 2050 Portfolio
Investment Income (Loss)
Income from Affiliates:
Income distributions from underlying funds	$43,608,157	$27,885,803

Expenses:
Management fees	7,191,850	4,625,554
Distribution and service fees:
A Class	315,573	193,407
C Class	13,532	7,383
R Class	396,192	260,275
Directors' fees and expenses	23,034	14,775
	7,940,181	5,101,394
Fees waived	(509,938)	(360,525)
	7,430,243	4,740,869

Net investment income (loss)	36,177,914	23,144,934

Realized and Unrealized Gain (Loss) on Affiliates
Net realized gain (loss) on:
Sale of investments in underlying funds	8,751,579	2,609,369
Capital gain distributions received from underlying funds	119,938,349	82,246,152
	128,689,928	84,855,521

Change in net unrealized appreciation (depreciation) on investments in underlying funds	(239,480,703)	(159,279,554)

Net realized and unrealized gain (loss) on affiliates	(110,790,775)	(74,424,033)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(74,612,861)	$(51,279,099)

See Notes to Financial Statements.

FOR THE SIX MONTHS ENDED JANUARY 31, 2019 (UNAUDITED)
	One Choice 2055 Portfolio	One Choice 2060 Portfolio
Investment Income (Loss)
Income from Affiliates:
Income distributions from underlying funds	$16,126,970	$2,591,861

Expenses:
Management fees	2,662,169	404,793
Distribution and service fees:
A Class	107,577	8,733
C Class	4,023	904
R Class	160,702	30,153
Directors' fees and expenses	8,433	1,252
	2,942,904	445,835
Fees waived	(237,851)	(39,360)
	2,705,053	406,475

Net investment income (loss)	13,421,917	2,185,386

Realized and Unrealized Gain (Loss) on Affiliates
Net realized gain (loss) on:
Sale of investments in underlying funds	(4,573,003)	(1,048,968)
Capital gain distributions received from underlying funds	49,483,223	8,279,776
	44,910,220	7,230,808

Change in net unrealized appreciation (depreciation) on investments in underlying funds	(89,018,751)	(13,278,926)

Net realized and unrealized gain (loss) on affiliates	(44,108,531)	(6,048,118)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(30,686,614)	$(3,862,732)

See Notes to Financial Statements.

Statements of Changes in Net Assets

SIX MONTHS ENDED JANUARY 31, 2019 (UNAUDITED) AND YEAR ENDED JULY 31, 2018
	One Choice In Retirement Portfolio		One Choice 2020 Portfolio
Increase (Decrease) in Net Assets	January 31, 2019	July 31, 2018	January 31, 2019	July 31, 2018
Operations
Net investment income (loss)	$34,135,096	$35,563,352	$39,148,572	$41,843,658
Net realized gain (loss)	69,234,494	74,775,472	78,178,306	86,544,776
Change in net unrealized appreciation (depreciation)	(131,995,751)	(11,148,219)	(152,793,476)	(8,510,188)
Net increase (decrease) in net assets resulting from operations	(28,626,161)	99,190,605	(35,466,598)	119,878,246

Distributions to Shareholders
From earnings:(1)
Investor Class	(38,017,081)	(25,805,396)	(36,773,806)	(21,507,767)
I Class	(15,922,797)	(14,526,843)	(35,462,812)	(23,710,091)
A Class	(9,696,236)	(7,731,797)	(14,811,253)	(9,278,806)
C Class	(251,986)	(156,092)	(326,912)	(161,888)
R Class	(7,244,488)	(4,519,776)	(8,360,233)	(4,050,288)
R6 Class	(16,023,024)	(4,865,424)	(24,043,134)	(3,752,427)
Decrease in net assets from distributions	(87,155,612)	(57,605,328)	(119,778,150)	(62,461,267)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(66,841,264)	(92,918,258)	(114,104,827)	(30,383,605)

Net increase (decrease) in net assets	(182,623,037)	(51,332,981)	(269,349,575)	27,033,374

Net Assets
Beginning of period	1,763,555,122	1,814,888,103	2,031,399,241	2,004,365,867
End of period	$1,580,932,085	$1,763,555,122	$1,762,049,666	$2,031,399,241

(1)
Prior periods presentation has been updated to reflect the current period combination of distributions to shareholders from net investment income and net realized gains. For One Choice In Retirement Portfolio, distributions from net investment income were $(15,244,179), $(8,716,656), $(4,200,681), $(60,917), $(2,285,876) and $(4,740,402) for Investor Class, I Class, A Class, C Class, R Class and R6 Class, respectively. For One Choice In Retirement Portfolio, distributions from net realized gains were $(10,561,217), $(5,810,187), $(3,531,116), $(95,175), $(2,233,900) and $(125,022) for Investor Class, I Class, A Class, C Class, R Class and R6 Class, respectively.

For One Choice 2020 Portfolio, distributions from net investment income were $(12,719,918), $(14,661,932), $(5,127,920), $(65,955), $(2,073,170) and $(3,526,774) for Investor Class, I Class, A Class, C Class, R Class and R6 Class, respectively. For One Choice 2020 Portfolio, distributions from net realized gains were $(8,787,849), $(9,048,159), $(4,150,886), $(95,933), $(1,977,118) and $(225,653) for Investor Class, I Class, A Class, C Class, R Class and R6 Class, respectively.

See Notes to Financial Statements.

SIX MONTHS ENDED JANUARY 31, 2019 (UNAUDITED) AND YEAR ENDED JULY 31, 2018
	One Choice 2025 Portfolio		One Choice 2030 Portfolio
Increase (Decrease) in Net Assets	January 31, 2019	July 31, 2018	January 31, 2019	July 31, 2018
Operations
Net investment income (loss)	$60,721,950	$62,123,004	$50,036,501	$50,803,839
Net realized gain (loss)	132,502,870	130,497,312	114,905,674	103,956,848
Change in net unrealized appreciation (depreciation)	(263,280,262)	1,030,933	(228,967,844)	18,165,764
Net increase (decrease) in net assets resulting from operations	(70,055,442)	193,651,249	(64,025,669)	172,926,451

Distributions to Shareholders
From earnings:(1)
Investor Class	(66,732,020)	(40,468,402)	(41,450,050)	(22,982,954)
I Class	(45,934,887)	(31,827,019)	(46,802,658)	(28,192,183)
A Class	(21,416,791)	(14,695,845)	(19,892,140)	(11,638,096)
C Class	(260,525)	(168,079)	(243,458)	(118,358)
R Class	(11,576,777)	(5,947,263)	(13,088,452)	(5,161,408)
R6 Class	(36,694,709)	(5,653,282)	(31,513,856)	(4,957,820)
Decrease in net assets from distributions	(182,615,709)	(98,759,890)	(152,990,614)	(73,050,819)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(153,290,492)	41,361,773	(67,056,263)	175,505,583

Net increase (decrease) in net assets	(405,961,643)	136,253,132	(284,072,546)	275,381,215

Net Assets
Beginning of period	3,079,991,928	2,943,738,796	2,556,640,675	2,281,259,460
End of period	$2,674,030,285	$3,079,991,928	$2,272,568,129	$2,556,640,675

(1)
Prior periods presentation has been updated to reflect the current period combination of distributions to shareholders from net investment income and net realized gains. For One Choice 2025 Portfolio, distributions from net investment income were $(22,036,903), $(18,099,672), $(7,388,230), $(61,950), $(2,747,511) and $(5,348,728) for Investor Class, I Class, A Class, C Class, R Class and R6 Class, respectively. For One Choice 2025 Portfolio, distributions from net realized gains were $(18,431,499), $(13,727,347), $(7,307,615), $(106,129), $(3,199,752) and $(304,554) for Investor Class, I Class, A Class, C Class, R Class and R6 Class, respectively.

For One Choice 2030 Portfolio, distributions from net investment income were $(13,885,369), $(17,765,122), $(6,582,168), $(49,585), $(2,735,436) and $(4,735,646) for Investor Class, I Class, A Class, C Class, R Class and R6 Class, respectively. For One Choice 2030 Portfolio, distributions from net realized gains were $(9,097,585), $(10,427,061), $(5,055,928), $(68,773), $(2,425,972) and $(222,174) for Investor Class, I Class, A Class, C Class, R Class and R6 Class, respectively.

See Notes to Financial Statements.

SIX MONTHS ENDED JANUARY 31, 2019 (UNAUDITED) AND YEAR ENDED JULY 31, 2018
	One Choice 2035 Portfolio		One Choice 2040 Portfolio
Increase (Decrease) in Net Assets	January 31, 2019	July 31, 2018	January 31, 2019	July 31, 2018
Operations
Net investment income (loss)	$52,307,260	$52,064,518	$36,862,218	$36,634,297
Net realized gain (loss)	144,249,783	120,532,249	114,862,343	90,449,567
Change in net unrealized appreciation (depreciation)	(280,552,180)	31,885,403	(216,161,658)	33,175,502
Net increase (decrease) in net assets resulting from operations	(83,995,137)	204,482,170	(64,437,097)	160,259,366

Distributions to Shareholders
From earnings:(1)
Investor Class	(56,407,031)	(31,902,946)	(35,644,017)	(18,842,226)
I Class	(42,685,552)	(27,481,334)	(36,873,208)	(22,149,465)
A Class	(21,318,263)	(12,935,274)	(16,843,127)	(9,037,289)
C Class	(202,695)	(131,427)	(127,845)	(86,003)
R Class	(12,578,704)	(5,938,500)	(11,627,354)	(4,343,685)
R6 Class	(33,823,523)	(5,008,367)	(29,410,728)	(4,108,184)
Decrease in net assets from distributions	(167,015,768)	(83,397,848)	(130,526,279)	(58,566,852)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(67,488,247)	118,692,211	(14,247,651)	127,886,680

Net increase (decrease) in net assets	(318,499,152)	239,776,533	(209,211,027)	229,579,194

Net Assets
Beginning of period	2,697,639,783	2,457,863,250	1,923,625,317	1,694,046,123
End of period	$2,379,140,631	$2,697,639,783	$1,714,414,290	$1,923,625,317

(1)
Prior periods presentation has been updated to reflect the current period combination of distributions to shareholders from net investment income and net realized gains. For One Choice 2035 Portfolio, distributions from net investment income were $(17,787,875), $(15,949,118), $(6,650,792), $(53,369), $(2,814,342) and $(4,926,385) for Investor Class, I Class, A Class, C Class, R Class and R6 Class, respectively. For One Choice 2035 Portfolio, distributions from net realized gains were $(14,115,071), $(11,532,216), $(6,284,482), $(78,058), $(3,124,158) and $(81,982) for Investor Class, I Class, A Class, C Class, R Class and R6 Class, respectively.

For One Choice 2040 Portfolio, distributions from net investment income were $(10,693,334), $(13,217,829), $(4,805,880), $(36,420), $(2,164,339) and $(3,926,582) for Investor Class, I Class, A Class, C Class, R Class and R6 Class, respectively. For One Choice 2040 Portfolio, distributions from net realized gains were $(8,148,892), $(8,931,636), $(4,231,409), $(49,583), $(2,179,346) and $(181,602) for Investor Class, I Class, A Class, C Class, R Class and R6 Class, respectively.

See Notes to Financial Statements.

SIX MONTHS ENDED JANUARY 31, 2019 (UNAUDITED) AND YEAR ENDED JULY 31, 2018
	One Choice 2045 Portfolio		One Choice 2050 Portfolio
Increase (Decrease) in Net Assets	January 31, 2019	July 31, 2018	January 31, 2019	July 31, 2018
Operations
Net investment income (loss)	$36,177,914	$35,840,360	$23,144,934	$22,032,487
Net realized gain (loss)	128,689,928	100,564,116	84,855,521	59,344,487
Change in net unrealized appreciation (depreciation)	(239,480,703)	38,308,793	(159,279,554)	33,469,844
Net increase (decrease) in net assets resulting from operations	(74,612,861)	174,713,269	(51,279,099)	114,846,818

Distributions to Shareholders
From earnings:(1)
Investor Class	(45,193,140)	(23,399,214)	(21,781,750)	(11,002,019)
I Class	(33,043,975)	(22,060,314)	(22,111,673)	(14,016,043)
A Class	(17,179,516)	(9,392,022)	(10,198,710)	(5,182,378)
C Class	(173,875)	(87,174)	(92,745)	(43,897)
R Class	(11,105,615)	(4,310,537)	(7,077,640)	(2,385,061)
R6 Class	(30,397,224)	(3,754,660)	(19,935,607)	(2,519,760)
Decrease in net assets from distributions	(137,093,345)	(63,003,921)	(81,198,125)	(35,149,158)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(19,789,154)	29,071,594	(13,936,412)	101,684,190

Net increase (decrease) in net assets	(231,495,360)	140,780,942	(146,413,636)	181,381,850

Net Assets
Beginning of period	1,900,086,250	1,759,305,308	1,224,894,824	1,043,512,974
End of period	$1,668,590,890	$1,900,086,250	$1,078,481,188	$1,224,894,824

(1)
Prior periods presentation has been updated to reflect the current period combination of distributions to shareholders from net investment income and net realized gains. For One Choice 2045 Portfolio, distributions from net investment income were $(12,337,977), $(12,238,201), $(4,556,355), $(35,540), $(1,934,547) and $(3,723,344) for Investor Class, I Class, A Class, C Class, R Class and R6 Class, respectively. For One Choice 2045 Portfolio, distributions from net realized gains were $(11,061,237), $(9,822,113), $(4,835,667), $(51,634), $(2,375,990) and $(31,316) for Investor Class, I Class, A Class, C Class, R Class and R6 Class, respectively.

For One Choice 2050 Portfolio, distributions from net investment income were $(6,540,302), $(8,860,404), $(2,931,806), $(20,892), $(1,273,577) and $(2,484,853) for Investor Class, I Class, A Class, C Class, R Class and R6 Class, respectively. For One Choice 2050 Portfolio, distributions from net realized gains were $(4,461,717), $(5,155,639), $(2,250,572), $(23,005), $(1,111,484) and $(34,907) for Investor Class, I Class, A Class, C Class, R Class and R6 Class, respectively.

See Notes to Financial Statements.

SIX MONTHS ENDED JANUARY 31, 2019 (UNAUDITED) AND YEAR ENDED JULY 31, 2018
	One Choice 2055 Portfolio		One Choice 2060 Portfolio
Increase (Decrease) in Net Assets	January 31, 2019	July 31, 2018	January 31, 2019	July 31, 2018
Operations
Net investment income (loss)	$13,421,917	$11,637,536	$2,185,386	$1,120,958
Net realized gain (loss)	44,910,220	28,335,786	7,230,808	2,610,517
Change in net unrealized appreciation (depreciation)	(89,018,751)	21,204,900	(13,278,926)	2,219,481
Net increase (decrease) in net assets resulting from operations	(30,686,614)	61,178,222	(3,862,732)	5,950,956

Distributions to Shareholders
From earnings:(1)
Investor Class	(9,549,779)	(4,354,861)	(1,087,425)	(291,412)
I Class	(13,024,424)	(7,238,080)	(1,498,925)	(526,921)
A Class	(4,721,569)	(2,163,775)	(296,907)	(92,409)
C Class	(42,941)	(16,409)	(6,518)	(2,798)
R Class	(3,688,740)	(1,270,516)	(520,339)	(94,102)
R6 Class	(10,140,640)	(1,329,674)	(1,331,454)	(169,875)
Decrease in net assets from distributions	(41,168,093)	(16,373,315)	(4,741,568)	(1,177,517)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	11,666,916	123,562,296	32,084,833	48,977,887

Net increase (decrease) in net assets	(60,187,791)	168,367,203	23,480,533	53,751,326

Net Assets
Beginning of period	685,804,992	517,437,789	91,494,799	37,743,473
End of period	$625,617,201	$685,804,992	$114,975,332	$91,494,799

(1)
Prior periods presentation has been updated to reflect the current period combination of distributions to shareholders from net investment income and net realized gains. For One Choice 2055 Portfolio, distributions from net investment income were $(2,783,190), $(4,823,234), $(1,296,975), $(8,911), $(711,004) and $(1,329,674) for Investor Class, I Class, A Class, C Class, R Class and R6 Class, respectively. For One Choice 2055 Portfolio, distributions from net realized gains were $(1,571,671), $(2,414,846), $(866,800), $(7,498) and $(559,512) for Investor Class, I Class, A Class, C Class and R Class, respectively.

For One Choice 2060 Portfolio, distributions from net investment income were $(232,509), $(425,378), $(70,482), $(2,446), $(71,497) and $(169,875) for Investor Class, I Class, A Class, C Class, R Class and R6 Class, respectively. For One Choice 2060 Portfolio, distributions from net realized gains were $(58,903), $(101,543), $(21,927), $(352) and $(22,605) for Investor Class, I Class, A Class, C Class and R Class, respectively.

See Notes to Financial Statements.

Notes to Financial Statements

JANUARY 31, 2019 (UNAUDITED)

1. Organization

American Century Asset Allocation Portfolios, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. One Choice In Retirement Portfolio, One Choice 2020 Portfolio, One Choice 2025 Portfolio, One Choice 2030 Portfolio, One Choice 2035 Portfolio, One Choice 2040 Portfolio, One Choice 2045 Portfolio, One Choice 2050 Portfolio, One Choice 2055 Portfolio and One Choice 2060 Portfolio (collectively, the funds) are ten funds in a series issued by the corporation. The funds operate as “funds of funds,” meaning substantially all of the funds’ assets will be invested in other American Century Investments mutual funds (the underlying funds). Each fund’s assets are allocated among underlying funds that represent major asset classes, including equity securities (stocks), fixed-income securities (bonds) and cash-equivalent instruments (money markets). The underlying funds do not invest in securities issued by companies assigned the Global Industry Classification Standard or the Bloomberg Industry Classification Standard for the tobacco industry. The funds will assume the risks associated with their underlying funds. Additional information and attributes of each underlying fund are available at americancentury.com. The investment objective of One Choice In Retirement Portfolio is to seek current income. Capital appreciation is a secondary objective. The investment objective of each of the nine target date One Choice Portfolios is to seek the highest total return consistent with its asset mix. When a fund reaches its most conservative planned target asset allocation, which is expected to occur on approximately November 30 of the year before the target date, its target allocation will become fixed and will match that of One Choice In Retirement Portfolio.

The funds offer the Investor Class, I Class, A Class, C Class, R Class and R6 Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. Sale of the R6 Class commenced on October 23, 2017 for each of the funds.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the funds in preparation of their financial statements. Each fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The funds determine the fair value of their investments and compute their net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the funds' investment valuation process and to provide methodologies for the oversight of the funds' pricing function. Investments in the underlying funds are valued at their reported NAV.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Income and capital gain distributions, if any, from the underlying funds are recorded as of the ex-dividend date. Long-term capital gain distributions, if any, from the underlying funds are a component of net realized gain (loss).

Income Tax Status — It is each fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The funds file U.S. federal, state, local and non-U.S. tax returns as applicable. The funds' tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of each fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the funds are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly for One Choice In Retirement Portfolio. Distributions from net investment income, if any, are generally declared and paid annually for the nine target date One Choice Portfolios. Distributions from net realized gains, if any, are generally declared and paid annually for all funds. Each fund may elect to treat a portion of its payment to a redeeming shareholder, which represents the pro rata share of undistributed net investment income and net realized gains, as a distribution for federal income tax purposes (tax equalization).

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business, the funds enter into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, American Century Investment Management, Inc. (ACIM), the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. ACIM serves as the investment advisor for the underlying funds.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the funds with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the funds, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on the daily net assets of each class of each fund and paid monthly in arrears. The difference in the management fee among the classes of each fund is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of each fund’s assets, which do not vary by class. Each year, the Board of Directors will approve a new management fee rate to be applied December 1st. The fee rate will be based on the most conservative neutral mix of the underlying funds as estimated by the portfolio managers for the upcoming year, and adjusted for each class to reflect such class’s separate arrangements for shareholder services. During the period ended January 31, 2019, the investment advisor agreed to waive a portion of each class of each fund’s management fee. The investment advisor expects these waivers to continue until November 30, 2019 and cannot terminate them prior to such date without the approval of the Board of Directors.

From August 1, 2018 until November 30, 2018, the annual management fee and the fee waiver for each class of each fund was as follows:

	Annual Management Fee			Fee Waiver
	Investor, A, C and R Classes	I Class	R6 Class	Investor, A, C and R Classes	I Class	R6 Class
One Choice In Retirement Portfolio	0.76%	0.58%	0.51%	0.02%	0.04%	0.12%
One Choice 2020 Portfolio	0.76%	0.59%	0.52%	0.02%	0.05%	0.13%
One Choice 2025 Portfolio	0.80%	0.61%	0.53%	0.04%	0.05%	0.12%
One Choice 2030 Portfolio	0.83%	0.64%	0.56%	0.05%	0.06%	0.13%
One Choice 2035 Portfolio	0.85%	0.66%	0.58%	0.04%	0.05%	0.12%
One Choice 2040 Portfolio	0.88%	0.69%	0.60%	0.05%	0.06%	0.12%
One Choice 2045 Portfolio	0.90%	0.71%	0.61%	0.04%	0.05%	0.10%
One Choice 2050 Portfolio	0.93%	0.73%	0.63%	0.05%	0.05%	0.10%
One Choice 2055 Portfolio	0.94%	0.74%	0.64%	0.06%	0.06%	0.11%
One Choice 2060 Portfolio	0.94%	0.74%	0.64%	0.06%	0.06%	0.11%

Effective December 1, 2018, the annual management fee and the fee waiver for each class of each fund are as follows:

	Annual Management Fee			Fee Waiver
	Investor, A, C and R Classes	I Class	R6 Class	Investor, A, C and R Classes	I Class	R6 Class
One Choice In Retirement Portfolio	0.77%	0.59%	0.52%	0.03%	0.05%	0.13%
One Choice 2020 Portfolio	0.77%	0.59%	0.52%	0.03%	0.05%	0.13%
One Choice 2025 Portfolio	0.80%	0.62%	0.54%	0.04%	0.06%	0.13%
One Choice 2030 Portfolio	0.83%	0.64%	0.56%	0.05%	0.06%	0.13%
One Choice 2035 Portfolio	0.86%	0.67%	0.58%	0.05%	0.06%	0.12%
One Choice 2040 Portfolio	0.89%	0.70%	0.61%	0.06%	0.07%	0.13%
One Choice 2045 Portfolio	0.92%	0.72%	0.63%	0.06%	0.06%	0.12%
One Choice 2050 Portfolio	0.94%	0.74%	0.64%	0.06%	0.06%	0.11%
One Choice 2055 Portfolio	0.95%	0.75%	0.65%	0.07%	0.07%	0.12%
One Choice 2060 Portfolio	0.96%	0.76%	0.65%	0.08%	0.08%	0.12%

For the period ended January 31, 2019, the effective annual management fee, the fee waiver and the effective annual management fee after waiver for each class of each fund are as follows:

	Effective Annual Management Fee			Fee Waiver
	Investor, A, C and R Classes	I Class	R6 Class	Investor, A, C and R Classes	I Class	R6 Class
One Choice In Retirement Portfolio	0.76%	0.58%	0.51%	0.02%	0.04%	0.12%
One Choice 2020 Portfolio	0.76%	0.59%	0.52%	0.02%	0.05%	0.13%
One Choice 2025 Portfolio	0.80%	0.61%	0.53%	0.04%	0.05%	0.12%
One Choice 2030 Portfolio	0.83%	0.64%	0.56%	0.05%	0.06%	0.13%
One Choice 2035 Portfolio	0.85%	0.66%	0.58%	0.04%	0.05%	0.12%
One Choice 2040 Portfolio	0.88%	0.69%	0.60%	0.05%	0.06%	0.12%
One Choice 2045 Portfolio	0.91%	0.71%	0.62%	0.05%	0.05%	0.11%
One Choice 2050 Portfolio	0.93%	0.73%	0.63%	0.05%	0.05%	0.10%
One Choice 2055 Portfolio	0.94%	0.74%	0.64%	0.06%	0.06%	0.11%
One Choice 2060 Portfolio	0.95%	0.75%	0.64%	0.07%	0.07%	0.11%

	Effective Annual Management Fee After Waiver
	Investor, A, C and R Classes	I Class	R6 Class
One Choice In Retirement Portfolio	0.74%	0.54%	0.39%
One Choice 2020 Portfolio	0.74%	0.54%	0.39%
One Choice 2025 Portfolio	0.76%	0.56%	0.41%
One Choice 2030 Portfolio	0.78%	0.58%	0.43%
One Choice 2035 Portfolio	0.81%	0.61%	0.46%
One Choice 2040 Portfolio	0.83%	0.63%	0.48%
One Choice 2045 Portfolio	0.86%	0.66%	0.51%
One Choice 2050 Portfolio	0.88%	0.68%	0.53%
One Choice 2055 Portfolio	0.88%	0.68%	0.53%
One Choice 2060 Portfolio	0.88%	0.68%	0.53%

The total amount of the waiver for each class of each fund for the period ended January 31, 2019 is as follows:

	Investor Class	I Class	A Class	C Class	R Class	R6 Class
One Choice In Retirement Portfolio	$86,444	$67,084	$23,069	$619	$17,035	$148,971
One Choice 2020 Portfolio	$68,742	$139,973	$28,746	$709	$16,310	$208,174
One Choice 2025 Portfolio	$221,065	$199,554	$76,221	$1,018	$40,629	$270,398
One Choice 2030 Portfolio	$167,134	$221,185	$84,332	$1,073	$53,530	$273,956
One Choice 2035 Portfolio	$195,005	$179,386	$77,094	$796	$46,031	$222,900
One Choice 2040 Portfolio	$135,695	$164,136	$66,596	$523	$45,194	$210,324
One Choice 2045 Portfolio	$144,326	$120,892	$58,095	$626	$36,796	$149,203
One Choice 2050 Portfolio	$83,695	$86,438	$41,040	$392	$27,722	$121,238
One Choice 2055 Portfolio	$50,578	$65,796	$27,102	$254	$20,324	$73,797
One Choice 2060 Portfolio	$8,114	$10,620	$2,326	$60	$4,049	$14,191

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. These fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended January 31, 2019 are detailed in the Statements of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the funds. The directors receive detailed information about the funds and their investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The funds' officers do not receive compensation from the funds.

4. Investment Transactions

Investment transactions for the period ended January 31, 2019 were as follows:

	One Choice In Retirement Portfolio	One Choice 2020 Portfolio	One Choice 2025 Portfolio	One Choice 2030 Portfolio	One Choice 2035 Portfolio
Purchases	$271,309,588	$290,507,957	$410,902,294	$373,880,366	$361,674,987
Sales	$326,088,584	$409,763,830	$555,795,032	$424,494,950	$401,789,898

	One Choice 2040 Portfolio	One Choice 2045 Portfolio	One Choice 2050 Portfolio	One Choice 2055 Portfolio	One Choice 2060 Portfolio
Purchases	$336,442,034	$307,863,272	$236,383,582	$154,182,792	$48,995,426
Sales	$333,158,810	$308,388,592	$226,106,959	$120,720,104	$11,170,320

5. Capital Share Transactions

The corporation is authorized to issue 6,000,000,000 shares. Transactions in shares of the funds were as follows:

	Six months ended January 31, 2019		Year ended July 31, 2018(1)
	Shares	Amount	Shares	Amount
One Choice In Retirement Portfolio
Investor Class
Sold	8,870,599	$111,142,733	11,605,566	$154,573,237
Issued in reinvestment of distributions	3,147,608	37,615,231	1,927,963	25,569,302
Redeemed	(11,008,691)	(142,774,038)	(19,523,578)	(260,335,629)
	1,009,516	5,983,926	(5,990,049)	(80,193,090)
I Class
Sold	2,259,821	29,079,839	5,720,063	76,219,801
Issued in reinvestment of distributions	1,284,913	15,379,393	1,069,843	14,187,628
Redeemed	(7,940,961)	(102,346,102)	(17,274,804)	(230,704,930)
	(4,396,227)	(57,886,870)	(10,484,898)	(140,297,501)
A Class
Sold	1,370,196	17,761,238	3,542,401	47,250,800
Issued in reinvestment of distributions	738,185	8,818,592	515,107	6,832,250
Redeemed	(5,256,690)	(68,305,520)	(9,590,845)	(127,768,053)
	(3,148,309)	(41,725,690)	(5,533,337)	(73,685,003)
C Class
Sold	14,887	196,038	46,458	620,407
Issued in reinvestment of distributions	21,247	251,986	11,799	156,091
Redeemed	(77,325)	(988,990)	(270,707)	(3,588,079)
	(41,191)	(540,966)	(212,450)	(2,811,581)
R Class
Sold	820,650	10,627,664	1,890,925	25,155,789
Issued in reinvestment of distributions	591,522	7,047,795	328,587	4,353,523
Redeemed	(1,775,997)	(23,178,443)	(4,451,032)	(59,230,690)
	(363,825)	(5,502,984)	(2,231,520)	(29,721,378)
R6 Class
Sold	5,794,149	62,173,684	8,092,472	90,646,126
Issued in connection with reorganization (Note 8)	—	—	18,153,611	201,544,137
Issued in reinvestment of distributions	1,617,843	15,997,192	437,962	4,863,398
Redeemed	(4,204,895)	(45,339,556)	(5,662,671)	(63,263,366)
	3,207,097	32,831,320	21,021,374	233,790,295
Net increase (decrease)	(3,732,939)	$(66,841,264)	(3,430,880)	$(92,918,258)

(1)	October 23, 2017 (commencement of sale) through July 31, 2018 for the R6 Class.

	Six months ended January 31, 2019		Year ended July 31, 2018(1)
	Shares	Amount	Shares	Amount
One Choice 2020 Portfolio
Investor Class
Sold	7,694,993	$90,159,485	9,803,881	$123,061,949
Issued in reinvestment of distributions	3,306,794	36,672,350	1,720,974	21,465,457
Redeemed	(11,350,536)	(138,861,453)	(19,118,243)	(240,611,057)
	(348,749)	(12,029,618)	(7,593,388)	(96,083,651)
I Class
Sold	4,058,562	49,522,415	9,664,113	121,456,759
Issued in reinvestment of distributions	3,196,148	35,445,277	1,900,731	23,706,160
Redeemed	(16,734,033)	(203,155,528)	(22,082,953)	(278,125,145)
	(9,479,323)	(118,187,836)	(10,518,109)	(132,962,226)
A Class
Sold	1,697,830	20,606,243	3,703,137	46,473,681
Issued in reinvestment of distributions	1,247,078	13,830,089	691,394	8,624,490
Redeemed	(5,875,262)	(71,881,618)	(10,647,197)	(133,580,678)
	(2,930,354)	(37,445,286)	(6,252,666)	(78,482,507)
C Class
Sold	18,490	224,723	112,814	1,418,046
Issued in reinvestment of distributions	29,217	324,888	12,923	161,663
Redeemed	(92,148)	(1,131,738)	(243,083)	(3,058,828)
	(44,441)	(582,127)	(117,346)	(1,479,119)
R Class
Sold	1,236,179	15,156,415	2,160,053	27,094,413
Issued in reinvestment of distributions	733,138	8,130,499	315,542	3,936,799
Redeemed	(2,038,251)	(25,003,036)	(4,366,318)	(54,725,348)
	(68,934)	(1,716,122)	(1,890,723)	(23,694,136)
R6 Class
Sold	7,534,688	83,819,525	10,286,629	119,091,935
Issued in connection with reorganization (Note 8)	—	—	23,968,200	274,310,194
Issued in reinvestment of distributions	2,369,001	23,950,596	326,295	3,752,387
Redeemed	(4,627,532)	(51,913,959)	(8,188,901)	(94,836,482)
	5,276,157	55,856,162	26,392,223	302,318,034
Net increase (decrease)	(7,595,644)	$(114,104,827)	19,991	$(30,383,605)

(1)	October 23, 2017 (commencement of sale) through July 31, 2018 for the R6 Class.

	Six months ended January 31, 2019		Year ended July 31, 2018(1)
	Shares	Amount	Shares	Amount
One Choice 2025 Portfolio
Investor Class
Sold	5,309,464	$77,725,921	12,262,599	$182,715,678
Issued in reinvestment of distributions	5,086,049	66,627,243	2,729,764	40,342,266
Redeemed	(14,695,680)	(211,710,156)	(21,682,979)	(324,052,487)
	(4,300,167)	(67,356,992)	(6,690,616)	(100,994,543)
I Class
Sold	5,421,189	77,767,862	10,462,391	156,076,626
Issued in reinvestment of distributions	3,442,380	45,095,173	2,124,561	31,394,111
Redeemed	(16,346,186)	(232,327,736)	(23,483,099)	(350,747,264)
	(7,482,617)	(109,464,701)	(10,896,147)	(163,276,527)
A Class
Sold	2,382,238	34,576,613	7,323,008	109,261,764
Issued in reinvestment of distributions	1,526,871	20,002,016	904,905	13,380,104
Redeemed	(8,001,740)	(116,094,606)	(14,446,184)	(215,530,493)
	(4,092,631)	(61,515,977)	(6,218,271)	(92,888,625)
C Class
Sold	12,114	175,393	67,427	1,003,167
Issued in reinvestment of distributions	19,828	260,339	11,345	168,079
Redeemed	(51,812)	(759,339)	(198,205)	(2,977,672)
	(19,870)	(323,607)	(119,433)	(1,806,426)
R Class
Sold	1,904,547	27,526,916	3,068,287	45,709,724
Issued in reinvestment of distributions	857,585	11,234,368	386,300	5,710,629
Redeemed	(2,433,810)	(35,435,013)	(4,550,001)	(67,800,436)
	328,322	3,326,271	(1,095,414)	(16,380,083)
R6 Class
Sold	11,098,072	125,209,709	12,863,221	152,979,567
Issued in connection with reorganization (Note 8)	—	—	30,536,410	358,582,561
Issued in reinvestment of distributions	3,579,869	36,478,860	479,092	5,653,282
Redeemed	(7,006,851)	(79,644,055)	(8,450,178)	(100,507,433)
	7,671,090	82,044,514	35,428,545	416,707,977
Net increase (decrease)	(7,895,873)	$(153,290,492)	10,408,664	$41,361,773

(1)	October 23, 2017 (commencement of sale) through July 31, 2018 for the R6 Class.

	Six months ended January 31, 2019		Year ended July 31, 2018(1)
	Shares	Amount	Shares	Amount
One Choice 2030 Portfolio
Investor Class
Sold	9,542,579	$115,230,508	11,500,406	$149,681,071
Issued in reinvestment of distributions	3,650,957	41,401,852	1,776,055	22,945,173
Redeemed	(11,232,970)	(142,091,341)	(19,182,424)	(250,452,231)
	1,960,566	14,541,019	(5,905,963)	(77,825,987)
I Class
Sold	6,100,203	76,462,746	13,568,008	176,858,941
Issued in reinvestment of distributions	4,128,820	46,779,529	2,184,151	28,192,183
Redeemed	(20,010,506)	(249,515,393)	(22,110,451)	(288,720,391)
	(9,781,483)	(126,273,118)	(6,358,292)	(83,669,267)
A Class
Sold	2,563,612	32,228,648	5,286,407	68,738,181
Issued in reinvestment of distributions	1,603,654	18,169,405	827,178	10,676,654
Redeemed	(7,967,903)	(100,395,351)	(11,227,440)	(146,210,818)
	(3,800,637)	(49,997,298)	(5,113,855)	(66,795,983)
C Class
Sold	32,335	406,822	27,503	369,615
Issued in reinvestment of distributions	21,431	243,458	9,145	118,358
Redeemed	(25,148)	(317,886)	(195,638)	(2,559,423)
	28,618	332,394	(158,990)	(2,071,450)
R Class
Sold	2,474,947	31,239,016	4,212,985	54,816,146
Issued in reinvestment of distributions	1,123,425	12,728,399	386,935	5,000,004
Redeemed	(2,366,129)	(29,839,700)	(3,929,028)	(51,142,273)
	1,232,243	14,127,715	670,892	8,673,877
R6 Class
Sold	9,597,159	109,943,012	12,357,521	149,689,825
Issued in connection with reorganization (Note 8)	—	—	29,224,928	347,829,586
Issued in reinvestment of distributions	3,009,012	31,293,719	413,152	4,957,820
Redeemed	(5,263,243)	(61,023,706)	(8,706,185)	(105,282,838)
	7,342,928	80,213,025	33,289,416	397,194,393
Net increase (decrease)	(3,017,765)	$(67,056,263)	16,423,208	$175,505,583

(1)	October 23, 2017 (commencement of sale) through July 31, 2018 for the R6 Class.

	Six months ended January 31, 2019		Year ended July 31, 2018(1)
	Shares	Amount	Shares	Amount
One Choice 2035 Portfolio
Investor Class
Sold	3,902,629	$61,968,147	10,054,460	$163,566,774
Issued in reinvestment of distributions	4,002,537	56,315,691	1,973,732	31,778,300
Redeemed	(10,468,565)	(165,083,689)	(14,548,780)	(237,525,717)
	(2,563,399)	(46,799,851)	(2,520,588)	(42,180,643)
I Class
Sold	5,164,418	79,868,834	9,258,147	151,139,254
Issued in reinvestment of distributions	2,918,263	41,089,146	1,658,872	26,719,811
Redeemed	(12,698,483)	(196,262,870)	(17,599,161)	(287,325,310)
	(4,615,802)	(75,304,890)	(6,682,142)	(109,466,245)
A Class
Sold	2,732,177	43,133,800	6,536,948	106,619,970
Issued in reinvestment of distributions	1,424,314	20,054,335	738,035	11,883,920
Redeemed	(6,210,592)	(97,897,593)	(11,682,032)	(190,431,504)
	(2,054,101)	(34,709,458)	(4,407,049)	(71,927,614)
C Class
Sold	9,932	155,134	34,275	563,230
Issued in reinvestment of distributions	14,396	202,695	8,148	131,345
Redeemed	(10,673)	(166,337)	(169,261)	(2,784,558)
	13,655	191,492	(126,838)	(2,089,983)
R Class
Sold	1,900,733	29,918,383	3,392,872	55,254,197
Issued in reinvestment of distributions	864,666	12,174,469	354,236	5,709,391
Redeemed	(2,212,147)	(35,029,920)	(4,029,387)	(65,683,503)
	553,252	7,062,932	(282,279)	(4,719,915)
R6 Class
Sold	9,020,119	104,929,718	11,589,414	143,203,649
Issued in connection with reorganization (Note 8)	—	—	23,818,903	288,716,133
Issued in reinvestment of distributions	3,267,527	33,688,207	410,186	5,008,367
Redeemed	(4,786,168)	(56,546,397)	(7,130,445)	(87,851,538)
	7,501,478	82,071,528	28,688,058	349,076,611
Net increase (decrease)	(1,164,917)	$(67,488,247)	14,669,162	$118,692,211

(1)	October 23, 2017 (commencement of sale) through July 31, 2018 for the R6 Class.

	Six months ended January 31, 2019		Year ended July 31, 2018(1)
	Shares	Amount	Shares	Amount
One Choice 2040 Portfolio
Investor Class
Sold	6,340,255	$80,598,677	8,782,001	$120,529,807
Issued in reinvestment of distributions	3,047,914	35,630,111	1,385,085	18,821,603
Redeemed	(8,395,578)	(112,058,040)	(13,769,845)	(189,684,315)
	992,591	4,170,748	(3,602,759)	(50,332,905)
I Class
Sold	4,341,643	57,125,768	9,774,939	134,504,223
Issued in reinvestment of distributions	3,153,751	36,867,354	1,630,794	22,148,751
Redeemed	(12,970,633)	(170,436,610)	(18,851,039)	(259,382,854)
	(5,475,239)	(76,443,488)	(7,445,306)	(102,729,880)
A Class
Sold	2,078,491	27,549,532	4,225,810	57,956,265
Issued in reinvestment of distributions	1,313,405	15,353,700	606,268	8,237,079
Redeemed	(5,395,976)	(71,368,279)	(8,097,444)	(111,250,702)
	(2,004,080)	(28,465,047)	(3,265,366)	(45,057,358)
C Class
Sold	12,361	165,737	33,785	465,504
Issued in reinvestment of distributions	10,936	127,845	6,327	86,003
Redeemed	(20,425)	(269,493)	(184,254)	(2,525,671)
	2,872	24,089	(144,142)	(1,974,164)
R Class
Sold	1,890,780	24,943,704	3,837,569	52,723,438
Issued in reinvestment of distributions	966,396	11,297,170	308,552	4,194,298
Redeemed	(1,929,820)	(25,481,274)	(3,279,946)	(45,031,427)
	927,356	10,759,600	866,175	11,886,309
R6 Class
Sold	7,223,301	86,219,388	10,811,475	136,346,273
Issued in connection with reorganization (Note 8)	—	—	20,742,097	255,359,021
Issued in reinvestment of distributions	2,778,555	29,230,396	329,974	4,108,184
Redeemed	(3,324,304)	(39,743,337)	(6,341,019)	(79,718,800)
	6,677,552	75,706,447	25,542,527	316,094,678
Net increase (decrease)	1,121,052	$(14,247,651)	11,951,129	$127,886,680

(1)	October 23, 2017 (commencement of sale) through July 31, 2018 for the R6 Class.

	Six months ended January 31, 2019		Year ended July 31, 2018(1)
	Shares	Amount	Shares	Amount
One Choice 2045 Portfolio
Investor Class
Sold	2,902,113	$48,555,940	7,347,673	$126,631,401
Issued in reinvestment of distributions	3,101,580	45,127,990	1,369,980	23,323,096
Redeemed	(6,799,616)	(114,079,330)	(11,023,875)	(190,907,874)
	(795,923)	(20,395,400)	(2,306,222)	(40,953,377)
I Class
Sold	3,487,823	57,601,528	7,078,461	122,526,970
Issued in reinvestment of distributions	2,187,387	31,848,359	1,264,920	21,543,789
Redeemed	(8,898,300)	(145,517,795)	(17,191,474)	(296,345,244)
	(3,223,090)	(56,067,908)	(8,848,093)	(152,274,485)
A Class
Sold	1,919,526	32,040,692	4,634,950	80,175,011
Issued in reinvestment of distributions	1,085,222	15,789,983	493,620	8,405,016
Redeemed	(4,366,233)	(72,669,160)	(7,749,391)	(133,953,639)
	(1,361,485)	(24,838,485)	(2,620,821)	(45,373,612)
C Class
Sold	13,033	217,394	50,197	864,465
Issued in reinvestment of distributions	11,859	172,546	5,084	86,607
Redeemed	(25,027)	(407,081)	(93,369)	(1,629,469)
	(135)	(17,141)	(38,088)	(678,397)
R Class
Sold	1,630,975	27,037,697	2,765,707	47,819,108
Issued in reinvestment of distributions	743,620	10,827,096	244,843	4,173,493
Redeemed	(1,586,131)	(26,486,886)	(2,556,735)	(44,131,231)
	788,464	11,377,907	453,815	7,861,370
R6 Class
Sold	6,782,830	81,394,275	9,667,730	124,041,321
Issued in connection with reorganization (Note 8)	—	—	15,697,129	195,971,413
Issued in reinvestment of distributions	2,941,024	30,292,546	297,517	3,754,660
Redeemed	(3,426,448)	(41,534,948)	(4,960,826)	(63,277,299)
	6,297,406	70,151,873	20,701,550	260,490,095
Net increase (decrease)	1,705,237	$(19,789,154)	7,342,141	$29,071,594

(1)	October 23, 2017 (commencement of sale) through July 31, 2018 for the R6 Class.

	Six months ended January 31, 2019		Year ended July 31, 2018(1)
	Shares	Amount	Shares	Amount
One Choice 2050 Portfolio
Investor Class
Sold	3,749,243	$49,863,735	6,584,468	$92,525,782
Issued in reinvestment of distributions	1,839,655	21,781,513	791,407	10,994,051
Redeemed	(5,647,815)	(76,879,433)	(9,620,934)	(135,484,267)
	(58,917)	(5,234,185)	(2,245,059)	(31,964,434)
I Class
Sold	3,109,281	42,292,431	7,710,497	108,663,170
Issued in reinvestment of distributions	1,865,557	22,106,847	1,008,092	14,016,043
Redeemed	(9,904,883)	(133,455,978)	(12,998,582)	(183,491,330)
	(4,930,045)	(69,056,700)	(4,279,993)	(60,812,117)
A Class
Sold	1,800,446	24,397,470	3,562,682	50,068,183
Issued in reinvestment of distributions	749,887	8,878,662	332,474	4,621,258
Redeemed	(3,538,771)	(48,451,800)	(5,758,803)	(80,914,218)
	(988,438)	(15,175,668)	(1,863,647)	(26,224,777)
C Class
Sold	6,825	90,281	20,258	286,973
Issued in reinvestment of distributions	7,826	92,738	3,154	43,897
Redeemed	(10,765)	(139,380)	(52,484)	(739,399)
	3,886	43,639	(29,072)	(408,529)
R Class
Sold	1,626,018	22,037,577	2,551,784	35,924,708
Issued in reinvestment of distributions	574,478	6,807,546	163,945	2,282,086
Redeemed	(1,257,177)	(17,156,899)	(2,130,659)	(29,959,931)
	943,319	11,688,224	585,070	8,246,863
R6 Class
Sold	5,534,213	68,212,611	8,616,267	112,055,359
Issued in connection with reorganization (Note 8)	—	—	11,953,835	150,503,976
Issued in reinvestment of distributions	1,862,614	19,874,094	197,164	2,519,760
Redeemed	(1,938,168)	(24,288,427)	(4,033,823)	(52,231,911)
	5,458,659	63,798,278	16,733,443	212,847,184
Net increase (decrease)	428,464	$(13,936,412)	8,900,742	$101,684,190

(1)	October 23, 2017 (commencement of sale) through July 31, 2018 for the R6 Class.

	Six months ended January 31, 2019		Year ended July 31, 2018(1)
	Shares	Amount	Shares	Amount
One Choice 2055 Portfolio
Investor Class
Sold	1,764,023	$25,849,898	4,550,840	$68,503,924
Issued in reinvestment of distributions	746,124	9,542,925	291,907	4,351,173
Redeemed	(2,913,869)	(43,141,744)	(3,597,358)	(54,382,340)
	(403,722)	(7,748,921)	1,245,389	18,472,757
I Class
Sold	2,421,722	35,255,454	6,022,151	90,887,773
Issued in reinvestment of distributions	1,009,640	12,903,195	483,543	7,202,839
Redeemed	(4,538,317)	(64,894,500)	(7,959,355)	(119,847,805)
	(1,106,955)	(16,735,851)	(1,453,661)	(21,757,193)
A Class
Sold	1,091,168	15,922,757	2,899,456	43,752,550
Issued in reinvestment of distributions	353,028	4,511,694	137,097	2,043,238
Redeemed	(1,808,473)	(26,499,775)	(2,967,655)	(44,734,574)
	(364,277)	(6,065,324)	68,898	1,061,214
C Class
Sold	3,431	49,561	14,834	223,382
Issued in reinvestment of distributions	3,371	42,941	1,103	16,409
Redeemed	(7,713)	(104,189)	(16,427)	(245,651)
	(911)	(11,687)	(490)	(5,860)
R Class
Sold	998,792	14,536,986	1,791,015	27,046,167
Issued in reinvestment of distributions	280,682	3,589,920	82,270	1,228,406
Redeemed	(853,623)	(12,492,344)	(1,238,947)	(18,772,588)
	425,851	5,634,562	634,338	9,501,985
R6 Class
Sold	3,354,336	42,448,391	4,723,557	62,774,188
Issued in connection with reorganization (Note 8)	—	—	6,002,906	77,270,775
Issued in reinvestment of distributions	923,717	10,133,180	101,734	1,329,659
Redeemed	(1,273,583)	(15,987,434)	(1,893,461)	(25,085,229)
	3,004,470	36,594,137	8,934,736	116,289,393
Net increase (decrease)	1,554,456	$11,666,916	9,429,210	$123,562,296

(1)	October 23, 2017 (commencement of sale) through July 31, 2018 for the R6 Class.

	Six months ended January 31, 2019		Year ended July 31, 2018(1)
	Shares	Amount	Shares	Amount
One Choice 2060 Portfolio
Investor Class
Sold	1,119,680	$13,570,632	1,276,662	$16,445,276
Issued in reinvestment of distributions	98,055	1,087,425	22,839	290,838
Redeemed	(452,672)	(5,579,582)	(561,168)	(7,163,031)
	765,063	9,078,475	738,333	9,573,083
I Class
Sold	874,927	10,928,744	1,686,014	21,678,110
Issued in reinvestment of distributions	135,038	1,498,925	41,422	526,921
Redeemed	(606,228)	(7,502,389)	(892,577)	(11,486,982)
	403,737	4,925,280	834,859	10,718,049
A Class
Sold	197,506	2,470,592	422,036	5,411,518
Issued in reinvestment of distributions	26,657	295,629	7,131	90,877
Redeemed	(139,515)	(1,723,005)	(249,125)	(3,174,066)
	84,648	1,043,216	180,042	2,328,329
C Class
Sold	971	11,317	12,052	154,576
Issued in reinvestment of distributions	590	6,518	220	2,798
Redeemed	(252)	(3,212)	(3,659)	(47,640)
	1,309	14,623	8,613	109,734
R Class
Sold	453,251	5,656,864	574,578	7,402,286
Issued in reinvestment of distributions	46,695	517,839	7,331	93,499
Redeemed	(121,812)	(1,524,611)	(104,405)	(1,349,253)
	378,134	4,650,092	477,504	6,146,532
R6 Class
Sold	1,147,993	14,284,214	1,129,000	14,720,506
Issued in connection with reorganization (Note 8)	—	—	769,462	9,719,182
Issued in reinvestment of distributions	119,728	1,331,372	13,210	169,875
Redeemed	(258,101)	(3,242,439)	(344,229)	(4,507,403)
	1,009,620	12,373,147	1,567,443	20,102,160
Net increase (decrease)	2,642,511	$32,084,833	3,806,794	$48,977,887

(1)	October 23, 2017 (commencement of sale) through July 31, 2018 for the R6 Class.

6. Fair Value Measurements

The funds’ investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the funds. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the funds’ investment securities were classified as Level 1. The Schedules of Investments provide additional information on the funds’ portfolio holdings.

7. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

	One Choice In Retirement Portfolio	One Choice 2020 Portfolio	One Choice 2025 Portfolio	One Choice 2030 Portfolio	One Choice 2035 Portfolio
Federal tax cost of investments	$1,486,468,134	$1,680,434,739	$2,498,800,136	$2,193,961,096	$2,233,168,601
Gross tax appreciation of investments	$108,463,037	$97,450,664	$197,817,132	$105,199,951	$167,483,493
Gross tax depreciation of investments	(13,995,301)	(15,837,040)	(22,588,428)	(26,600,196)	(21,496,922)
Net tax appreciation (depreciation) of investments	$94,467,736	$81,613,624	$175,228,704	$78,599,755	$145,986,571

	One Choice 2040 Portfolio	One Choice 2045 Portfolio	One Choice 2050 Portfolio	One Choice 2055 Portfolio	One Choice 2060 Portfolio
Federal tax cost of investments	$1,657,440,387	$1,566,211,960	$1,056,849,408	$641,150,085	$123,461,557
Gross tax appreciation of investments	$72,844,633	$113,442,184	$33,947,159	$9,448,759	$252,733
Gross tax depreciation of investments	(15,873,788)	(11,030,025)	(12,316,529)	(24,960,253)	(8,738,836)
Net tax appreciation (depreciation) of investments	$56,970,845	$102,412,159	$21,630,630	$(15,511,494)	$(8,486,103)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

8. Reorganization

On June 29, 2017, the Board of Directors approved an agreement and plan of reorganization (the reorganization), whereby the net assets of each One Choice® Target Date Portfolio R6, ten funds in a series issued by the corporation, were transferred to the corresponding One Choice Target Date Portfolio in exchange for shares of the R6 Class of the corresponding One Choice Target Date Portfolio. The purpose of the transaction was to reduce the number of One Choice Target Date Portfolios by merging each One Choice Target Date Portfolio R6 into its corresponding One Choice Target Date Portfolio. The financial statements and performance history of each One Choice Target Date Portfolio survived after the reorganization. The reorganization was effective at the close of the NYSE on October 20, 2017.

The reorganization was accomplished by a tax-free exchange of shares. On October 20, 2017, each One Choice Target Date Portfolio R6 exchanged its shares for shares of each corresponding One Choice Target Date Portfolio as follows:

Original Fund	Shares Exchanged	New Fund/Class	Shares Received
One Choice® In Retirement Portfolio R6	18,153,611	One Choice In Retirement Portfolio - R6 Class	18,153,611
One Choice® 2020 Portfolio R6	23,968,200	One Choice 2020 Portfolio - R6 Class	23,968,200
One Choice® 2025 Portfolio R6	30,536,410	One Choice 2025 Portfolio - R6 Class	30,536,410
One Choice® 2030 Portfolio R6	29,224,928	One Choice 2030 Portfolio - R6 Class	29,224,928
One Choice® 2035 Portfolio R6	23,818,903	One Choice 2035 Portfolio - R6 Class	23,818,903
One Choice® 2040 Portfolio R6	20,742,097	One Choice 2040 Portfolio - R6 Class	20,742,097
One Choice® 2045 Portfolio R6	15,697,129	One Choice 2045 Portfolio - R6 Class	15,697,129
One Choice® 2050 Portfolio R6	11,953,835	One Choice 2050 Portfolio - R6 Class	11,953,835
One Choice® 2055 Portfolio R6	6,002,906	One Choice 2055 Portfolio - R6 Class	6,002,906
One Choice® 2060 Portfolio R6	769,462	One Choice 2060 Portfolio - R6 Class	769,462

The net assets of each fund immediately before and immediately after the reorganization were as follows:

Original Fund	Original Fund Net Assets Before Reorganization	New Fund	New Fund Net Assets Before Reorganization	Combined Net Assets after Reorganization
One Choice In Retirement Portfolio R6	$201,544,137	One Choice In Retirement Portfolio	$1,785,403,554	$1,986,947,691
One Choice 2020 Portfolio R6	$274,310,194	One Choice 2020 Portfolio	$1,993,619,895	$2,267,930,089
One Choice 2025 Portfolio R6	$358,582,561	One Choice 2025 Portfolio	$2,941,695,743	$3,300,278,304
One Choice 2030 Portfolio R6	$347,829,586	One Choice 2030 Portfolio	$2,312,862,779	$2,660,692,365
One Choice 2035 Portfolio R6	$288,716,133	One Choice 2035 Portfolio	$2,494,139,862	$2,782,855,995
One Choice 2040 Portfolio R6	$255,359,021	One Choice 2040 Portfolio	$1,714,424,522	$1,969,783,543
One Choice 2045 Portfolio R6	$195,971,413	One Choice 2045 Portfolio	$1,788,597,455	$1,984,568,868
One Choice 2050 Portfolio R6	$150,503,976	One Choice 2050 Portfolio	$1,074,329,771	$1,224,833,747
One Choice 2055 Portfolio R6	$77,270,775	One Choice 2055 Portfolio	$553,006,019	$630,276,794
One Choice 2060 Portfolio R6	$9,719,182	One Choice 2060 Portfolio	$43,744,335	$53,463,517

The following unrealized appreciation (depreciation) of each One Choice Target Date Portfolio R6 was combined with that of each One Choice Target Date Portfolio.

Original Fund	Original Fund Unrealized Appreciation (Depreciation)
One Choice In Retirement Portfolio R6	$13,940,257
One Choice 2020 Portfolio R6	$20,427,493
One Choice 2025 Portfolio R6	$28,297,175
One Choice 2030 Portfolio R6	$30,630,214
One Choice 2035 Portfolio R6	$27,567,558
One Choice 2040 Portfolio R6	$26,095,880
One Choice 2045 Portfolio R6	$21,845,945
One Choice 2050 Portfolio R6	$16,183,747
One Choice 2055 Portfolio R6	$9,374,875
One Choice 2060 Portfolio R6	$837,781

Assuming the reorganization had been completed on August 1, 2017, the beginning of the annual reporting period, the pro forma results of operations for the period ended July 31, 2018 for each fund are as follows:

	Net Investment Income (Loss)	Net Realized And Unrealized Gain (Loss)	Net Increase (Decrease) In Net Assets Resulting From Operations
One Choice In Retirement Portfolio	$36,138,933	$66,886,649	$103,025,582
One Choice 2020 Portfolio	$42,634,189	$83,009,322	$125,643,511
One Choice 2025 Portfolio	$63,072,509	$138,688,501	$201,761,010
One Choice 2030 Portfolio	$51,715,540	$130,223,595	$181,939,135
One Choice 2035 Portfolio	$52,763,563	$160,015,067	$212,778,630
One Choice 2040 Portfolio	$37,219,264	$131,237,364	$168,456,628
One Choice 2045 Portfolio	$36,259,675	$145,183,723	$181,443,398
One Choice 2050 Portfolio	$22,330,957	$97,989,065	$120,320,022
One Choice 2055 Portfolio	$11,783,195	$52,280,225	$64,063,420
One Choice 2060 Portfolio	$1,138,264	$5,158,811	$6,297,075

Because the combined investment portfolios have been managed as single integrated portfolios since the reorganization was completed, it is not practicable to separate the amounts of revenue and earnings of each One Choice Target Date Portfolio R6 that have been included in each corresponding One Choice Target Date Portfolio's Statement of Operations since October 23, 2017.

9. Investments in Underlying Funds

The funds do not invest in the underlying funds for the purpose of exercising management or control; however, investments by the funds within their investment strategies may represent a significant portion of the underlying funds’ net assets.

10. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the period ended January 31, 2019 follows:

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
One Choice In Retirement Portfolio (Amounts in thousands)
NT Core Equity Plus Fund	$49,848	$10,803	$7,085	$(10,379)	$43,187	3,063	$1,791	$6,532
NT Disciplined Growth Fund	24,529	10,043	1,754	(4,453)	28,365	2,519	275	3,343
NT Equity Growth Fund	164,331	34,454	40,040	(30,920)	127,825	10,617	6,845	15,959
NT Growth Fund	72,987	35,582	12,036	(13,361)	83,172	5,284	(228)	13,427
NT Heritage Fund	36,491	10,595	7,274	(8,762)	31,050	2,755	1,690	6,859
NT Large Company Value Fund	156,979	26,913	19,735	(19,028)	145,129	13,968	464	12,490
NT Mid Cap Value Fund	74,732	17,748	13,220	(13,921)	65,339	5,818	428	8,257
NT Small Company Fund	32,646	9,785	3,259	(7,710)	31,462	4,018	(100)	4,383
Inflation-Adjusted Bond Fund	57,124	737	9,920	(417)	47,524	4,251	(496)	737
NT Diversified Bond Fund	380,739	16,584	87,016	5,414	315,721	30,241	(4,398)	5,328
NT High Income Fund	63,808	2,469	11,400	(1,440)	53,437	5,613	(394)	1,883
Short Duration Inflation Protection Bond Fund	133,400	3,858	26,183	(875)	110,200	10,911	(419)	2,142
Emerging Markets Debt Fund	21,525	477	4,292	305	18,015	1,800	(252)	477
Global Bond Fund	148,468	9,895	30,155	(4,754)	123,454	12,610	(87)	7,862
International Bond Fund	42,040	891	7,000	(593)	35,338	2,750	6	764
NT Global Real Estate Fund	16,663	1,920	1,743	58	16,898	1,719	(38)	706
NT International Growth Fund	73,983	17,986	8,405	(16,851)	66,713	6,885	(467)	8,476
NT International Small-Mid Cap Fund	—	8,530	52	(422)	8,056	836	(6)	902
NT International Value Fund	36,930	46,459	3,763	(3,887)	75,739	8,510	(447)	2,904
U.S. Government Money Market Fund	176,321	5,581	27,590	—	154,312	154,312	—	1,810
	$1,763,544	$271,310	$321,922	$(131,996)	$1,580,936	288,480	$4,167	$105,241

(1)	Underlying fund investments represent G Class.

(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
One Choice 2020 Portfolio (Amounts in thousands)
NT Core Equity Plus Fund	$57,658	$10,655	$8,859	$(11,239)	$48,215	3,420	$1,348	$7,463
NT Disciplined Growth Fund	30,549	9,856	2,752	(5,426)	32,227	2,862	444	3,901
NT Equity Growth Fund	188,087	34,620	45,958	(33,319)	143,430	11,913	5,751	18,234
NT Growth Fund	88,785	37,747	15,810	(15,645)	95,077	6,040	(421)	15,664
NT Heritage Fund	49,057	11,654	13,184	(11,594)	35,933	3,188	2,994	8,151
NT Large Company Value Fund	181,248	25,932	23,737	(21,438)	162,005	15,592	106	14,207
NT Mid Cap Value Fund	90,992	18,753	18,047	(16,507)	75,191	6,696	294	9,719
NT Small Company Fund	36,409	11,353	3,817	(8,621)	35,324	4,511	(247)	5,040
Inflation-Adjusted Bond Fund	73,637	903	17,463	(311)	56,766	5,078	(819)	903
NT Diversified Bond Fund	431,473	22,033	108,049	6,529	351,986	33,715	(5,383)	5,955
NT High Income Fund	75,746	2,172	15,659	(1,634)	60,625	6,368	(472)	2,173
Short Duration Inflation Protection Bond Fund	135,237	6,635	28,629	(903)	112,340	11,123	(472)	2,241
Emerging Markets Debt Fund	27,851	600	7,468	467	21,450	2,143	(438)	600
Global Bond Fund	168,189	10,707	38,751	(4,937)	135,208	13,811	(575)	8,849
International Bond Fund	47,823	1,010	9,321	(768)	38,744	3,015	89	861
NT Emerging Markets Fund	7,157	312	2,804	(2,303)	2,362	220	1,506	186
NT Global Real Estate Fund	20,844	1,448	3,046	24	19,270	1,960	(59)	832
NT International Growth Fund	84,316	17,271	6,806	(19,329)	75,452	7,787	(440)	9,805
NT International Small-Mid Cap Fund	1,976	9,824	369	(1,003)	10,428	1,082	35	1,191
NT International Value Fund	46,694	47,068	5,249	(4,899)	83,614	9,395	(586)	3,282
NT Non-U.S. Intrinsic Value Fund	—	1,965	—	63	2,028	196	—	7
U.S. Government Money Market Fund	187,714	7,990	31,331	—	164,373	164,373	—	1,918
	$2,031,442	$290,508	$407,109	$(152,793)	$1,762,048	314,488	$2,655	$121,182

(1)	Underlying fund investments represent G Class.

(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
One Choice 2025 Portfolio (Amounts in thousands)
NT Core Equity Plus Fund	$88,390	$14,862	$10,898	$(17,214)	$75,140	5,329	$1,357	$11,960
NT Disciplined Growth Fund	58,066	10,829	4,864	(9,648)	54,383	4,830	516	6,808
NT Equity Growth Fund	277,885	45,091	49,842	(48,725)	224,409	18,639	5,289	29,141
NT Growth Fund	157,964	50,969	18,464	(28,380)	162,089	10,298	(616)	27,353
NT Heritage Fund	102,648	19,806	28,103	(25,682)	68,669	6,093	8,110	16,095
NT Large Company Value Fund	285,338	29,093	29,828	(34,697)	249,906	24,053	220	22,460
NT Mid Cap Value Fund	161,510	25,678	25,155	(30,212)	131,821	11,738	589	17,477
NT Small Company Fund	49,161	25,758	4,217	(13,244)	57,458	7,338	(350)	8,396
Inflation-Adjusted Bond Fund	138,218	3,529	30,069	(584)	111,094	9,937	(1,636)	1,777
NT Diversified Bond Fund	613,947	26,064	143,472	8,844	505,383	48,408	(7,245)	8,681
NT High Income Fund	125,062	3,957	25,921	(2,737)	100,361	10,542	(964)	3,673
Short Duration Inflation Protection Bond Fund	124,569	6,086	24,020	(817)	105,818	10,477	(536)	2,145
NT Emerging Markets Fund	43,400	3,920	13,797	(8,357)	25,166	2,348	2,890	2,063
NT Global Real Estate Fund	39,167	2,139	7,148	23	34,181	3,477	(197)	1,536
NT International Growth Fund	140,462	28,189	11,855	(32,256)	124,540	12,852	(1,322)	16,580
NT International Small-Mid Cap Fund	12,468	19,131	2,086	(4,125)	25,388	2,634	(150)	3,039
NT International Value Fund	89,915	49,863	10,673	(9,601)	119,504	13,427	(1,304)	4,791
NT Non-U.S. Intrinsic Value Fund	—	19,318	991	589	18,916	1,833	(12)	69
Emerging Markets Debt Fund	56,739	1,255	14,320	918	44,592	4,455	(849)	1,254
Global Bond Fund	239,369	15,580	53,431	(6,581)	194,937	19,912	(1,608)	13,005
International Bond Fund	68,066	1,393	13,383	(794)	55,282	4,302	(196)	1,253
U.S. Government Money Market Fund	207,872	8,392	31,272	—	184,992	184,992	—	2,177
	$3,080,216	$410,902	$553,809	$(263,280)	$2,674,029	417,914	$1,986	$201,733

(1)	Underlying fund investments represent G Class.

(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
One Choice 2030 Portfolio (Amounts in thousands)
NT Core Equity Plus Fund	$74,856	$11,952	$6,673	$(14,061)	$66,074	4,686	$840	$10,087
NT Disciplined Growth Fund	59,053	8,814	6,364	(9,864)	51,639	4,586	1,431	6,187
NT Equity Growth Fund	229,344	37,991	32,657	(38,147)	196,531	16,323	2,511	24,578
NT Growth Fund	158,914	44,360	22,773	(27,546)	152,955	9,718	1,541	24,896
NT Heritage Fund	103,328	21,485	27,291	(21,570)	75,952	6,739	3,493	17,113
NT Large Company Value Fund	247,466	30,196	32,793	(27,597)	217,272	20,912	(1,120)	18,905
NT Mid Cap Value Fund	149,093	26,602	23,447	(25,538)	126,710	11,283	(1,366)	16,186
NT Small Company Fund	49,097	21,290	5,235	(12,156)	52,996	6,768	(166)	7,454
Inflation-Adjusted Bond Fund	117,118	4,030	21,177	(155)	99,816	8,928	(1,656)	1,557
NT Diversified Bond Fund	469,601	32,683	110,199	7,011	399,096	38,228	(5,657)	6,654
NT High Income Fund	107,032	3,499	19,150	(2,464)	88,917	9,340	(543)	3,131
Short Duration Inflation Protection Bond Fund	49,134	3,946	7,895	(393)	44,792	4,435	(167)	898
NT Emerging Markets Fund	57,187	7,304	10,305	(7,695)	46,491	4,337	(34)	3,709
NT Global Real Estate Fund	39,336	2,098	6,335	53	35,152	3,576	(171)	1,508
NT International Growth Fund	127,931	24,917	10,242	(29,162)	113,444	11,707	(692)	14,669
NT International Small-Mid Cap Fund	18,160	20,555	1,580	(5,708)	31,427	3,260	(51)	3,595
NT International Value Fund	91,224	18,171	5,457	(10,359)	93,579	10,515	(546)	3,613
NT Non-U.S. Intrinsic Value Fund	—	30,735	823	965	30,877	2,992	(12)	109
Emerging Markets Debt Fund	55,687	1,222	12,415	840	45,334	4,529	(721)	1,222
Global Bond Fund	183,159	14,186	38,558	(4,964)	153,823	15,712	(1,227)	9,967
International Bond Fund	42,435	3,079	6,591	(458)	38,465	2,993	(116)	854
U.S. Government Money Market Fund	127,418	4,765	20,964	—	111,219	111,219	—	1,308
	$2,556,573	$373,880	$428,924	$(228,968)	$2,272,561	312,786	$(4,429)	$178,200

(1)	Underlying fund investments represent G Class.

(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
One Choice 2035 Portfolio (Amounts in thousands)
NT Core Equity Plus Fund	$87,513	$11,094	$10,726	$(16,601)	$71,280	5,055	$1,618	$11,094
NT Disciplined Growth Fund	73,054	7,521	8,990	(12,711)	58,874	5,229	2,472	7,198
NT Equity Growth Fund	245,923	32,771	25,089	(41,431)	212,174	17,622	2,268	26,946
NT Growth Fund	205,603	34,374	25,908	(39,134)	174,935	11,114	7,385	28,948
NT Heritage Fund	120,232	24,732	14,811	(26,378)	103,775	9,208	1,704	23,850
NT Large Company Value Fund	275,777	24,821	32,641	(31,589)	236,368	22,750	(477)	20,919
NT Mid Cap Value Fund	160,406	26,399	10,256	(30,345)	146,204	13,019	(469)	18,945
NT Small Company Fund	70,948	11,951	6,605	(16,322)	59,972	7,659	(221)	8,714
Inflation-Adjusted Bond Fund	99,314	2,956	16,562	(670)	85,038	7,606	(891)	1,350
NT Diversified Bond Fund	434,441	24,470	95,396	6,172	369,687	35,411	(4,889)	6,214
NT High Income Fund	105,523	3,426	18,914	(2,413)	87,622	9,204	(665)	3,117
Short Duration Inflation Protection Bond Fund	12,132	2,577	993	(149)	13,567	1,343	(15)	276
NT Emerging Markets Fund	74,196	25,943	6,985	(9,747)	83,407	7,780	(1,074)	6,832
NT Global Real Estate Fund	48,957	1,906	7,553	(29)	43,281	4,403	(268)	1,906
NT International Growth Fund	160,571	23,483	19,730	(36,879)	127,445	13,152	545	16,685
NT International Small-Mid Cap Fund	27,955	25,921	2,281	(8,543)	43,052	4,466	(241)	5,042
NT International Value Fund	113,810	7,339	21,960	(11,356)	87,833	9,869	(2,498)	3,442
NT Non-U.S. Intrinsic Value Fund	—	50,185	2,328	1,538	49,395	4,786	(32)	179
Emerging Markets Debt Fund	60,079	1,340	13,129	897	49,187	4,914	(772)	1,340
Global Bond Fund	172,252	11,797	34,713	(4,743)	144,593	14,769	(1,201)	9,527
International Bond Fund	13,992	2,541	1,355	(119)	15,059	1,172	(33)	339
U.S. Government Money Market Fund	134,898	4,128	22,619	—	116,407	116,407	—	1,388
	$2,697,576	$361,675	$399,544	$(280,552)	$2,379,155	326,938	$2,246	$204,251

(1)	Underlying fund investments represent G Class.

(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
One Choice 2040 Portfolio (Amounts in thousands)
NT Core Equity Plus Fund	$63,007	$9,464	$7,441	$(11,805)	$53,225	3,775	$1,097	$8,138
NT Disciplined Growth Fund	58,781	7,609	10,512	(10,432)	45,446	4,036	2,679	5,469
NT Equity Growth Fund	184,257	28,099	23,326	(30,583)	158,447	13,160	2,321	19,783
NT Growth Fund	174,636	30,354	36,401	(33,340)	135,249	8,593	9,093	22,002
NT Heritage Fund	98,589	30,357	14,494	(21,097)	93,355	8,284	83	21,112
NT Large Company Value Fund	217,223	23,193	37,575	(23,274)	179,567	17,283	(716)	15,636
NT Mid Cap Value Fund	118,051	30,724	13,704	(21,771)	113,300	10,089	(855)	14,408
NT Small Company Fund	61,016	10,864	12,820	(12,526)	46,534	5,943	(838)	6,675
NT Emerging Markets Fund	63,968	37,562	6,463	(8,650)	86,417	8,061	(1,126)	6,987
NT Global Real Estate Fund	39,687	1,566	5,296	(29)	35,928	3,655	(156)	1,561
NT International Growth Fund	123,853	19,040	17,610	(27,721)	97,562	10,068	157	12,524
NT International Small-Mid Cap Fund	25,707	21,272	1,734	(7,691)	37,554	3,896	(238)	4,328
NT International Value Fund	90,393	5,673	28,429	(7,864)	59,773	6,716	(3,127)	2,296
NT Non-U.S. Intrinsic Value Fund	—	44,198	1,213	1,381	44,366	4,299	(18)	157
Inflation-Adjusted Bond Fund	51,895	1,170	7,904	(445)	44,716	4,000	(358)	705
NT Diversified Bond Fund	262,641	19,204	57,363	3,782	228,264	21,864	(2,967)	3,773
NT High Income Fund	65,822	1,962	10,207	(1,560)	56,017	5,884	(343)	1,961
Emerging Markets Debt Fund	38,776	888	6,517	502	33,649	3,361	(385)	888
Global Bond Fund	104,874	7,522	19,458	(3,039)	89,899	9,183	(602)	5,863
U.S. Government Money Market Fund	80,412	5,721	10,990	—	75,143	75,143	—	862
	$1,923,588	$336,442	$329,457	$(216,162)	$1,714,411	227,293	$3,701	$155,128

(1)	Underlying fund investments represent G Class.

(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
One Choice 2045 Portfolio (Amounts in thousands)
NT Core Equity Plus Fund	$70,410	$8,755	$9,436	$(13,624)	$56,105	3,979	$1,979	$8,756
NT Disciplined Growth Fund	60,820	6,491	8,558	(10,663)	48,090	4,271	2,355	5,905
NT Equity Growth Fund	195,046	24,500	18,854	(32,782)	167,910	13,946	2,113	21,310
NT Growth Fund	189,123	27,559	35,735	(37,504)	143,443	9,113	11,072	23,710
NT Heritage Fund	113,906	24,243	14,245	(24,859)	99,045	8,788	1,618	22,787
NT Large Company Value Fund	237,214	20,685	42,223	(26,113)	189,563	18,245	(199)	16,887
NT Mid Cap Value Fund	129,054	26,053	10,282	(24,627)	120,198	10,703	(288)	15,558
NT Small Company Fund	58,264	8,559	4,045	(13,400)	49,378	6,306	(224)	7,175
NT Emerging Markets Fund	80,781	31,593	10,216	(10,444)	91,714	8,555	(1,484)	7,539
NT Global Real Estate Fund	44,165	1,683	7,748	(5)	38,095	3,875	(297)	1,683
NT International Growth Fund	128,282	20,068	15,504	(29,163)	103,683	10,700	(161)	13,603
NT International Small-Mid Cap Fund	31,637	19,069	1,848	(9,175)	39,683	4,116	(324)	4,650
NT International Value Fund	94,013	5,536	33,939	(7,750)	57,860	6,501	(3,653)	2,269
NT Non-U.S. Intrinsic Value Fund	—	53,163	2,569	1,626	52,220	5,060	(51)	189
Inflation-Adjusted Bond Fund	43,065	1,586	6,588	(355)	37,708	3,373	(333)	598
NT Diversified Bond Fund	218,898	13,215	44,236	2,900	190,777	18,274	(2,233)	3,180
NT High Income Fund	54,566	2,233	8,143	(1,323)	47,333	4,972	(339)	1,658
Emerging Markets Debt Fund	32,175	951	5,457	420	28,089	2,806	(333)	750
Global Bond Fund	86,526	7,306	15,795	(2,640)	75,397	7,701	(466)	4,975
U.S. Government Money Market Fund	31,934	4,615	4,216	—	32,333	32,333	—	365
	$1,899,879	$307,863	$299,637	$(239,481)	$1,668,624	183,617	$8,752	$163,547

(1)	Underlying fund investments represent G Class.

(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
One Choice 2050 Portfolio (Amounts in thousands)
NT Core Equity Plus Fund	$56,551	$6,343	$13,932	$(10,319)	$38,643	2,741	$1,853	$6,011
NT Disciplined Growth Fund	41,034	5,111	5,925	(7,136)	33,084	2,938	1,539	4,048
NT Equity Growth Fund	127,349	24,682	14,299	(21,241)	116,491	9,675	785	14,592
NT Growth Fund	128,831	23,077	28,147	(24,307)	99,454	6,319	6,352	16,302
NT Heritage Fund	80,861	18,457	13,947	(16,753)	68,618	6,089	791	15,617
NT Large Company Value Fund	164,027	17,180	32,712	(17,222)	131,273	12,635	(661)	11,573
NT Mid Cap Value Fund	87,705	22,833	11,016	(16,204)	83,318	7,419	(634)	10,660
NT Small Company Fund	38,558	8,570	4,381	(8,805)	33,942	4,335	(19)	4,889
NT Emerging Markets Fund	63,406	17,275	9,530	(7,571)	63,580	5,931	(1,474)	5,159
NT Global Real Estate Fund	31,407	1,617	6,736	2	26,290	2,674	(187)	1,155
NT International Growth Fund	83,648	16,871	9,932	(18,665)	71,922	7,422	(706)	9,310
NT International Small-Mid Cap Fund	23,761	11,521	1,019	(6,835)	27,428	2,845	(284)	3,179
NT International Value Fund	63,482	4,403	25,491	(4,936)	37,458	4,209	(2,672)	1,448
NT Non-U.S. Intrinsic Value Fund	—	39,249	1,755	1,202	38,696	3,750	(30)	139
Inflation-Adjusted Bond Fund	23,008	1,566	3,652	(199)	20,723	1,854	(168)	324
NT Diversified Bond Fund	118,336	10,698	25,976	1,683	104,741	10,033	(1,318)	1,725
NT High Income Fund	29,137	1,481	3,917	(726)	25,975	2,728	(171)	895
Emerging Markets Debt Fund	17,159	936	2,942	230	15,383	1,537	(179)	404
Global Bond Fund	46,614	4,514	8,189	(1,478)	41,461	4,235	(208)	2,702
	$1,224,874	$236,384	$223,498	$(159,280)	$1,078,480	99,369	$2,609	$110,132

(1)	Underlying fund investments represent G Class.

(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
One Choice 2055 Portfolio (Amounts in thousands)
NT Core Equity Plus Fund	$31,171	$3,900	$6,495	$(5,450)	$23,126	1,640	$434	$3,612
NT Disciplined Growth Fund	23,354	3,360	3,206	(3,734)	19,774	1,756	350	2,429
NT Equity Growth Fund	71,678	18,453	8,619	(11,857)	69,655	5,785	(173)	8,750
NT Growth Fund	73,266	15,212	16,752	(12,262)	59,464	3,778	1,540	9,800
NT Heritage Fund	44,599	11,597	5,802	(9,378)	41,016	3,639	(206)	9,418
NT Large Company Value Fund	95,550	11,078	18,177	(9,965)	78,486	7,554	(799)	6,954
NT Mid Cap Value Fund	46,781	16,591	4,171	(9,445)	49,756	4,431	(316)	6,386
NT Small Company Fund	25,526	4,460	4,261	(5,462)	20,263	2,588	(386)	2,963
NT Emerging Markets Fund	42,791	8,346	8,588	(4,565)	37,984	3,543	(1,412)	3,103
NT Global Real Estate Fund	19,343	1,004	4,571	(9)	15,767	1,604	(102)	696
NT International Growth Fund	43,980	13,131	3,813	(10,249)	43,049	4,443	(561)	5,613
NT International Small-Mid Cap Fund	15,409	6,468	1,118	(4,373)	16,386	1,700	(214)	1,909
NT International Value Fund	37,253	3,643	16,351	(2,769)	21,776	2,447	(1,714)	846
NT Non-U.S. Intrinsic Value Fund	—	24,426	1,262	741	23,905	2,316	(24)	86
Inflation-Adjusted Bond Fund	11,440	696	1,517	(118)	10,501	939	(60)	165
NT Diversified Bond Fund	57,772	7,600	13,447	860	52,785	5,056	(647)	857
NT High Income Fund	14,331	1,050	1,846	(364)	13,171	1,384	(81)	447
Emerging Markets Debt Fund	8,544	550	1,353	107	7,848	784	(76)	204
Global Bond Fund	22,980	2,618	3,944	(727)	20,927	2,138	(126)	1,372
	$685,768	$154,183	$125,293	$(89,019)	$625,639	57,525	$(4,573)	$65,610

(1)	Underlying fund investments represent G Class.

(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
One Choice 2060 Portfolio (Amounts in thousands)
NT Core Equity Plus Fund	$4,098	$1,790	$790	$(733)	$4,365	310	$(46)	$597
NT Disciplined Growth Fund	3,148	1,423	321	(506)	3,744	332	(23)	402
NT Equity Growth Fund	9,783	5,418	180	(1,892)	13,129	1,090	(3)	1,448
NT Growth Fund	9,977	4,873	1,962	(1,624)	11,264	716	(95)	1,652
NT Heritage Fund	6,106	3,458	329	(1,518)	7,717	685	(24)	1,583
NT Large Company Value Fund	13,219	5,146	1,998	(1,578)	14,789	1,423	(95)	1,152
NT Mid Cap Value Fund	6,235	4,732	195	(1,474)	9,298	828	(10)	1,057
NT Small Company Fund	3,635	1,773	784	(823)	3,801	485	(108)	489
NT Emerging Markets Fund	5,897	2,884	1,030	(641)	7,110	663	(212)	525
NT Global Real Estate Fund	2,749	730	519	25	2,985	304	(5)	115
NT International Growth Fund	5,470	4,371	199	(1,565)	8,077	834	(28)	955
NT International Small-Mid Cap Fund	2,270	1,529	36	(721)	3,042	316	(11)	320
NT International Value Fund	5,081	1,809	2,575	(316)	3,999	449	(335)	139
NT Non-U.S. Intrinsic Value Fund	—	4,485	54	155	4,586	444	(1)	15
Inflation-Adjusted Bond Fund	1,378	408	59	(18)	1,709	153	(2)	23
NT Diversified Bond Fund	6,904	2,402	857	95	8,544	818	(41)	116
NT High Income Fund	1,734	538	81	(50)	2,141	225	(3)	61
Emerging Markets Debt Fund	1,040	283	56	14	1,281	128	(3)	28
Global Bond Fund	2,754	943	194	(109)	3,394	347	(4)	195
	$91,478	$48,995	$12,219	$(13,279)	$114,975	10,550	$(1,049)	$10,872

(1)	Underlying fund investments represent G Class.

(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

Financial Highlights

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice In Retirement Portfolio
Investor Class
2019(3)	$13.47	0.27	(0.53)	(0.26)	(0.27)	(0.44)	(0.71)	$12.50	(1.69)%	0.74%(4)	0.76%(4)	4.13%(4)	4.11%(4)	17%	$743,152
2018	$13.17	0.25	0.47	0.72	(0.25)	(0.17)	(0.42)	$13.47	5.50%	0.75%	0.77%	1.92%	1.90%	13%	$786,876
2017	$12.73	0.18	0.64	0.82	(0.17)	(0.21)	(0.38)	$13.17	6.64%	0.20%	0.20%	1.38%	1.38%	12%	$848,180
2016	$12.62	0.21	0.12	0.33	(0.21)	(0.01)	(0.22)	$12.73	2.76%	0.20%	0.20%	1.73%	1.73%	14%	$837,622
2015	$13.02	0.20	0.27	0.47	(0.29)	(0.58)	(0.87)	$12.62	3.66%	0.20%	0.20%	1.59%	1.59%	17%	$822,618
2014	$12.41	0.27	0.73	1.00	(0.27)	(0.12)	(0.39)	$13.02	8.19%	0.20%	0.20%	2.09%	2.09%	16%	$255,133
I Class
2019(3)	$13.47	0.28	(0.52)	(0.24)	(0.28)	(0.44)	(0.72)	$12.51	(1.51)%	0.54%(4)	0.58%(4)	4.33%(4)	4.29%(4)	17%	$270,682
2018	$13.17	0.28	0.46	0.74	(0.27)	(0.17)	(0.44)	$13.47	5.71%	0.55%	0.59%	2.12%	2.08%	13%	$350,798
2017	$12.73	0.20	0.65	0.85	(0.20)	(0.21)	(0.41)	$13.17	6.85%	0.00%(5)	0.00%(5)	1.58%	1.58%	12%	$481,066
2016	$12.62	0.23	0.13	0.36	(0.24)	(0.01)	(0.25)	$12.73	2.97%	0.00%(5)	0.00%(5)	1.93%	1.93%	14%	$510,188
2015	$13.03	0.22	0.27	0.49	(0.32)	(0.58)	(0.90)	$12.62	3.79%	0.00%(5)	0.00%(5)	1.79%	1.79%	17%	$485,416
2014	$12.42	0.29	0.73	1.02	(0.29)	(0.12)	(0.41)	$13.03	8.40%	0.00%(5)	0.00%(5)	2.29%	2.29%	16%	$130,406

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2019(3)	$13.47	0.25	(0.52)	(0.27)	(0.25)	(0.44)	(0.69)	$12.51	(1.74)%	0.99%(4)	1.01%(4)	3.88%(4)	3.86%(4)	17%	$172,027
2018	$13.17	0.22	0.46	0.68	(0.21)	(0.17)	(0.38)	$13.47	5.23%	1.00%	1.02%	1.67%	1.65%	13%	$227,693
2017	$12.73	0.15	0.64	0.79	(0.14)	(0.21)	(0.35)	$13.17	6.37%	0.45%	0.45%	1.13%	1.13%	12%	$295,489
2016	$12.62	0.18	0.12	0.30	(0.18)	(0.01)	(0.19)	$12.73	2.50%	0.45%	0.45%	1.48%	1.48%	14%	$361,052
2015	$13.02	0.17	0.27	0.44	(0.26)	(0.58)	(0.84)	$12.62	3.39%	0.45%	0.45%	1.34%	1.34%	17%	$428,050
2014	$12.41	0.24	0.73	0.97	(0.24)	(0.12)	(0.36)	$13.02	7.92%	0.45%	0.45%	1.84%	1.84%	16%	$139,911
C Class
2019(3)	$13.43	0.21	(0.53)	(0.32)	(0.21)	(0.44)	(0.65)	$12.46	(2.16)%	1.74%(4)	1.76%(4)	3.13%(4)	3.11%(4)	17%	$4,840
2018	$13.13	0.12	0.47	0.59	(0.12)	(0.17)	(0.29)	$13.43	4.48%	1.75%	1.77%	0.92%	0.90%	13%	$5,769
2017	$12.70	0.05	0.64	0.69	(0.05)	(0.21)	(0.26)	$13.13	5.56%	1.20%	1.20%	0.38%	0.38%	12%	$8,431
2016	$12.59	0.08	0.14	0.22	(0.10)	(0.01)	(0.11)	$12.70	1.78%	1.20%	1.20%	0.73%	0.73%	14%	$9,705
2015	$13.00	0.07	0.27	0.34	(0.17)	(0.58)	(0.75)	$12.59	2.59%	1.20%	1.20%	0.59%	0.59%	17%	$7,721
2014	$12.41	0.14	0.73	0.87	(0.16)	(0.12)	(0.28)	$13.00	7.13%	1.20%	1.20%	1.09%	1.09%	16%	$2,574
R Class
2019(3)	$13.45	0.24	(0.52)	(0.28)	(0.24)	(0.44)	(0.68)	$12.49	(1.88)%	1.24%(4)	1.26%(4)	3.63%(4)	3.61%(4)	17%	$140,152
2018	$13.15	0.19	0.46	0.65	(0.18)	(0.17)	(0.35)	$13.45	4.98%	1.25%	1.27%	1.42%	1.40%	13%	$155,850
2017	$12.71	0.11	0.65	0.76	(0.11)	(0.21)	(0.32)	$13.15	6.11%	0.70%	0.70%	0.88%	0.88%	12%	$181,722
2016	$12.60	0.15	0.12	0.27	(0.15)	(0.01)	(0.16)	$12.71	2.25%	0.70%	0.70%	1.23%	1.23%	14%	$201,425
2015	$13.00	0.16	0.25	0.41	(0.23)	(0.58)	(0.81)	$12.60	3.13%	0.70%	0.70%	1.09%	1.09%	17%	$244,718
2014	$12.40	0.20	0.72	0.92	(0.20)	(0.12)	(0.32)	$13.00	7.57%	0.70%	0.70%	1.59%	1.59%	16%	$100,946

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R6 Class
2019(3)	$11.25	0.25	(0.45)	(0.20)	(0.29)	(0.44)	(0.73)	$10.32	(1.46)%	0.39%(4)	0.51%(4)	4.48%(4)	4.36%(4)	17%	$250,079
2018(6)	$11.10	0.21	0.20	0.41	(0.25)	(0.01)	(0.26)	$11.25	3.70%	0.39%(4)	0.51%(4)	2.49%(4)	2.37%(4)	13%(7)	$236,569

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Six months ended January 31, 2019 (unaudited).

(4)	Annualized.

(5)	Ratio was less than 0.005%.

(6)	October 23, 2017 (commencement of sale) through July 31, 2018.

(7)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended July 31, 2018.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice 2020 Portfolio
Investor Class
2019(3)	$12.76	0.25	(0.53)	(0.28)	(0.32)	(0.49)	(0.81)	$11.67	(1.80)%	0.74%(4)	0.76%(4)	4.15%(4)	4.13%(4)	16%	$584,824
2018	$12.42	0.24	0.47	0.71	(0.22)	(0.15)	(0.37)	$12.76	5.86%	0.75%	0.77%	1.93%	1.91%	15%	$643,714
2017	$11.98	0.17	0.66	0.83	(0.16)	(0.23)	(0.39)	$12.42	7.13%	0.20%	0.20%	1.40%	1.40%	17%	$721,277
2016	$12.30	0.20	0.09	0.29	(0.20)	(0.41)	(0.61)	$11.98	2.60%	0.20%	0.20%	1.75%	1.75%	12%	$679,473
2015	$12.26	0.26	0.24	0.50	(0.27)	(0.19)	(0.46)	$12.30	4.14%	0.20%	0.20%	2.08%	2.08%	19%	$611,536
2014	$11.56	0.26	0.77	1.03	(0.24)	(0.09)	(0.33)	$12.26	8.99%	0.20%	0.20%	2.16%	2.16%	10%	$549,087
I Class
2019(3)	$12.77	0.27	(0.53)	(0.26)	(0.35)	(0.49)	(0.84)	$11.67	(1.68)%	0.54%(4)	0.59%(4)	4.35%(4)	4.30%(4)	16%	$478,410
2018	$12.43	0.27	0.47	0.74	(0.25)	(0.15)	(0.40)	$12.77	6.07%	0.55%	0.60%	2.13%	2.08%	15%	$644,463
2017	$11.99	0.19	0.66	0.85	(0.18)	(0.23)	(0.41)	$12.43	7.34%	0.00%(5)	0.00%(5)	1.60%	1.60%	17%	$758,431
2016	$12.31	0.22	0.09	0.31	(0.22)	(0.41)	(0.63)	$11.99	2.80%	0.00%(5)	0.00%(5)	1.95%	1.95%	12%	$733,520
2015	$12.27	0.26	0.27	0.53	(0.30)	(0.19)	(0.49)	$12.31	4.35%	0.00%(5)	0.00%(5)	2.28%	2.28%	19%	$579,653
2014	$11.57	0.28	0.77	1.05	(0.26)	(0.09)	(0.35)	$12.27	9.20%	0.00%(5)	0.00%(5)	2.36%	2.36%	10%	$310,325
A Class
2019(3)	$12.73	0.24	(0.53)	(0.29)	(0.29)	(0.49)	(0.78)	$11.66	(1.90)%	0.99%(4)	1.01%(4)	3.90%(4)	3.88%(4)	16%	$221,302
2018	$12.40	0.21	0.46	0.67	(0.19)	(0.15)	(0.34)	$12.73	5.52%	1.00%	1.02%	1.68%	1.66%	15%	$278,913
2017	$11.96	0.14	0.66	0.80	(0.13)	(0.23)	(0.36)	$12.40	6.87%	0.45%	0.45%	1.15%	1.15%	17%	$349,172
2016	$12.28	0.18	0.08	0.26	(0.17)	(0.41)	(0.58)	$11.96	2.33%	0.45%	0.45%	1.50%	1.50%	12%	$342,985
2015	$12.23	0.23	0.25	0.48	(0.24)	(0.19)	(0.43)	$12.28	3.97%	0.45%	0.45%	1.83%	1.83%	19%	$357,730
2014	$11.54	0.23	0.76	0.99	(0.21)	(0.09)	(0.30)	$12.23	8.64%	0.45%	0.45%	1.91%	1.91%	10%	$334,141

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
C Class
2019(3)	$12.71	0.19	(0.52)	(0.33)	(0.20)	(0.49)	(0.69)	$11.69	(2.25)%	1.74%(4)	1.76%(4)	3.15%(4)	3.13%(4)	16%	$5,710
2018	$12.39	0.11	0.47	0.58	(0.11)	(0.15)	(0.26)	$12.71	4.71%	1.75%	1.77%	0.93%	0.91%	15%	$6,774
2017	$11.95	0.05	0.66	0.71	(0.04)	(0.23)	(0.27)	$12.39	6.06%	1.20%	1.20%	0.40%	0.40%	17%	$8,055
2016	$12.26	0.09	0.09	0.18	(0.08)	(0.41)	(0.49)	$11.95	1.63%	1.20%	1.20%	0.75%	0.75%	12%	$7,968
2015	$12.22	0.14	0.23	0.37	(0.14)	(0.19)	(0.33)	$12.26	3.09%	1.20%	1.20%	1.08%	1.08%	19%	$11,578
2014	$11.52	0.14	0.77	0.91	(0.12)	(0.09)	(0.21)	$12.22	7.91%	1.20%	1.20%	1.16%	1.16%	10%	$10,743
R Class
2019(3)	$12.72	0.23	(0.54)	(0.31)	(0.26)	(0.49)	(0.75)	$11.66	(2.07)%	1.24%(4)	1.26%(4)	3.65%(4)	3.63%(4)	16%	$134,815
2018	$12.38	0.18	0.47	0.65	(0.16)	(0.15)	(0.31)	$12.72	5.34%	1.25%	1.27%	1.43%	1.41%	15%	$147,873
2017	$11.95	0.11	0.65	0.76	(0.10)	(0.23)	(0.33)	$12.38	6.52%	0.70%	0.70%	0.90%	0.90%	17%	$167,431
2016	$12.26	0.15	0.09	0.24	(0.14)	(0.41)	(0.55)	$11.95	2.16%	0.70%	0.70%	1.25%	1.25%	12%	$156,330
2015	$12.22	0.20	0.24	0.44	(0.21)	(0.19)	(0.40)	$12.26	3.62%	0.70%	0.70%	1.58%	1.58%	19%	$167,576
2014	$11.53	0.20	0.76	0.96	(0.18)	(0.09)	(0.27)	$12.22	8.37%	0.70%	0.70%	1.66%	1.66%	10%	$140,753
R6 Class
2019(3)	$11.73	0.26	(0.49)	(0.23)	(0.37)	(0.49)	(0.86)	$10.64	(1.59)%	0.39%(4)	0.52%(4)	4.50%(4)	4.37%(4)	16%	$336,990
2018(6)	$11.44	0.23	0.21	0.44	(0.14)	(0.01)	(0.15)	$11.73	3.85%	0.39%(4)	0.52%(4)	2.53%(4)	2.40%(4)	15%(7)	$309,661

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Six months ended January 31, 2019 (unaudited).

(4)	Annualized.

(5)	Ratio was less than 0.005%.

(6)	October 23, 2017 (commencement of sale) through July 31, 2018.

(7)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended July 31, 2018.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice 2025 Portfolio
Investor Class
2019(3)	$15.15	0.31	(0.68)	(0.37)	(0.37)	(0.56)	(0.93)	$13.85	(2.10)%	0.76%(4)	0.80%(4)	4.17%(4)	4.13%(4)	14%	$1,020,164
2018	$14.71	0.29	0.63	0.92	(0.26)	(0.22)	(0.48)	$15.15	6.36%	0.77%	0.81%	1.95%	1.91%	14%	$1,181,392
2017	$14.08	0.20	0.89	1.09	(0.18)	(0.28)	(0.46)	$14.71	7.95%	0.20%	0.20%	1.43%	1.43%	16%	$1,245,328
2016	$14.62	0.25	0.08	0.33	(0.24)	(0.63)	(0.87)	$14.08	2.55%	0.20%	0.20%	1.81%	1.81%	11%	$1,147,291
2015	$14.57	0.31	0.36	0.67	(0.33)	(0.29)	(0.62)	$14.62	4.62%	0.20%	0.20%	2.10%	2.10%	20%	$1,075,028
2014	$13.71	0.32	0.98	1.30	(0.30)	(0.14)	(0.44)	$14.57	9.61%	0.20%	0.20%	2.23%	2.23%	7%	$992,507
I Class
2019(3)	$15.16	0.32	(0.67)	(0.35)	(0.40)	(0.56)	(0.96)	$13.85	(1.97)%	0.56%(4)	0.61%(4)	4.37%(4)	4.32%(4)	14%	$652,096
2018	$14.72	0.32	0.63	0.95	(0.29)	(0.22)	(0.51)	$15.16	6.57%	0.57%	0.62%	2.15%	2.10%	14%	$827,668
2017	$14.09	0.23	0.89	1.12	(0.21)	(0.28)	(0.49)	$14.72	8.16%	0.00%(5)	0.00%(5)	1.63%	1.63%	16%	$963,919
2016	$14.64	0.27	0.08	0.35	(0.27)	(0.63)	(0.90)	$14.09	2.69%	0.00%(5)	0.00%(5)	2.01%	2.01%	11%	$884,534
2015	$14.58	0.32	0.39	0.71	(0.36)	(0.29)	(0.65)	$14.64	4.90%	0.00%(5)	0.00%(5)	2.30%	2.30%	20%	$729,071
2014	$13.72	0.34	0.99	1.33	(0.33)	(0.14)	(0.47)	$14.58	9.83%	0.00%(5)	0.00%(5)	2.43%	2.43%	7%	$424,420
A Class
2019(3)	$15.13	0.28	(0.66)	(0.38)	(0.34)	(0.56)	(0.90)	$13.85	(2.22)%	1.01%(4)	1.05%(4)	3.92%(4)	3.88%(4)	14%	$333,971
2018	$14.69	0.25	0.63	0.88	(0.22)	(0.22)	(0.44)	$15.13	6.10%	1.02%	1.06%	1.70%	1.66%	14%	$426,902
2017	$14.06	0.17	0.88	1.05	(0.14)	(0.28)	(0.42)	$14.69	7.69%	0.45%	0.45%	1.18%	1.18%	16%	$505,789
2016	$14.60	0.22	0.07	0.29	(0.20)	(0.63)	(0.83)	$14.06	2.28%	0.45%	0.45%	1.56%	1.56%	11%	$528,973
2015	$14.55	0.28	0.35	0.63	(0.29)	(0.29)	(0.58)	$14.60	4.36%	0.45%	0.45%	1.85%	1.85%	20%	$568,434
2014	$13.69	0.29	0.98	1.27	(0.27)	(0.14)	(0.41)	$14.55	9.35%	0.45%	0.45%	1.98%	1.98%	7%	$528,142

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
C Class
2019(3)	$15.09	0.23	(0.67)	(0.44)	(0.23)	(0.56)	(0.79)	$13.86	(2.64)%	1.76%(4)	1.80%(4)	3.17%(4)	3.13%(4)	14%	$4,790
2018	$14.67	0.14	0.63	0.77	(0.13)	(0.22)	(0.35)	$15.09	5.29%	1.77%	1.81%	0.95%	0.91%	14%	$5,515
2017	$14.03	0.06	0.90	0.96	(0.04)	(0.28)	(0.32)	$14.67	6.96%	1.20%	1.20%	0.43%	0.43%	16%	$7,111
2016	$14.58	0.11	0.07	0.18	(0.10)	(0.63)	(0.73)	$14.03	1.42%	1.20%	1.20%	0.81%	0.81%	11%	$7,822
2015	$14.52	0.17	0.35	0.52	(0.17)	(0.29)	(0.46)	$14.58	3.64%	1.20%	1.20%	1.10%	1.10%	20%	$7,658
2014	$13.67	0.18	0.97	1.15	(0.16)	(0.14)	(0.30)	$14.52	8.46%	1.20%	1.20%	1.23%	1.23%	7%	$7,147
R Class
2019(3)	$15.11	0.27	(0.68)	(0.41)	(0.30)	(0.56)	(0.86)	$13.84	(2.40)%	1.26%(4)	1.30%(4)	3.67%(4)	3.63%(4)	14%	$198,502
2018	$14.67	0.21	0.64	0.85	(0.19)	(0.22)	(0.41)	$15.11	5.84%	1.27%	1.31%	1.45%	1.41%	14%	$211,702
2017	$14.04	0.13	0.89	1.02	(0.11)	(0.28)	(0.39)	$14.67	7.43%	0.70%	0.70%	0.93%	0.93%	16%	$221,592
2016	$14.58	0.18	0.08	0.26	(0.17)	(0.63)	(0.80)	$14.04	2.03%	0.70%	0.70%	1.31%	1.31%	11%	$222,337
2015	$14.52	0.24	0.36	0.60	(0.25)	(0.29)	(0.54)	$14.58	4.17%	0.70%	0.70%	1.60%	1.60%	20%	$239,213
2014	$13.67	0.25	0.97	1.22	(0.23)	(0.14)	(0.37)	$14.52	9.01%	0.70%	0.70%	1.73%	1.73%	7%	$210,067
R6 Class
2019(3)	$12.05	0.27	(0.56)	(0.29)	(0.42)	(0.56)	(0.98)	$10.78	(1.96)%	0.41%(4)	0.53%(4)	4.52%(4)	4.40%(4)	14%	$464,507
2018(6)	$11.74	0.23	0.26	0.49	(0.17)	(0.01)	(0.18)	$12.05	4.19%	0.41%(4)	0.53%(4)	2.53%(4)	2.41%(4)	14%(7)	$426,813

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Six months ended January 31, 2019 (unaudited).

(4)	Annualized.

(5)	Ratio was less than 0.005%.

(6)	October 23, 2017 (commencement of sale) through July 31, 2018.

(7)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended July 31, 2018.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice 2030 Portfolio
Investor Class
2019(3)	$13.28	0.26	(0.65)	(0.39)	(0.33)	(0.52)	(0.85)	$12.04	(2.58)%	0.78%(4)	0.83%(4)	4.16%(4)	4.11%(4)	16%	$673,773
2018	$12.77	0.25	0.64	0.89	(0.23)	(0.15)	(0.38)	$13.28	7.13%	0.79%	0.84%	1.96%	1.91%	16%	$716,765
2017	$12.10	0.17	0.88	1.05	(0.14)	(0.24)	(0.38)	$12.77	8.97%	0.20%	0.20%	1.43%	1.43%	14%	$764,846
2016	$12.58	0.22	0.01	0.23	(0.21)	(0.50)	(0.71)	$12.10	2.08%	0.20%	0.20%	1.83%	1.83%	10%	$680,943
2015	$12.44	0.26	0.41	0.67	(0.27)	(0.26)	(0.53)	$12.58	5.43%	0.20%	0.20%	2.04%	2.04%	20%	$590,896
2014	$11.62	0.27	0.89	1.16	(0.25)	(0.09)	(0.34)	$12.44	10.15%	0.20%	0.20%	2.27%	2.27%	6%	$512,356
I Class
2019(3)	$13.28	0.28	(0.65)	(0.37)	(0.35)	(0.52)	(0.87)	$12.04	(2.38)%	0.58%(4)	0.64%(4)	4.36%(4)	4.30%(4)	16%	$636,933
2018	$12.78	0.28	0.63	0.91	(0.26)	(0.15)	(0.41)	$13.28	7.27%	0.59%	0.65%	2.16%	2.10%	16%	$832,861
2017	$12.11	0.20	0.88	1.08	(0.17)	(0.24)	(0.41)	$12.78	9.19%	0.00%(5)	0.00%(5)	1.63%	1.63%	14%	$882,331
2016	$12.59	0.23	0.02	0.25	(0.23)	(0.50)	(0.73)	$12.11	2.29%	0.00%(5)	0.00%(5)	2.03%	2.03%	10%	$763,858
2015	$12.44	0.27	0.44	0.71	(0.30)	(0.26)	(0.56)	$12.59	5.73%	0.00%(5)	0.00%(5)	2.24%	2.24%	20%	$574,390
2014	$11.62	0.30	0.89	1.19	(0.28)	(0.09)	(0.37)	$12.44	10.37%	0.00%(5)	0.00%(5)	2.47%	2.47%	6%	$320,834
A Class
2019(3)	$13.24	0.24	(0.63)	(0.39)	(0.30)	(0.52)	(0.82)	$12.03	(2.60)%	1.03%(4)	1.08%(4)	3.91%(4)	3.86%(4)	16%	$295,207
2018	$12.74	0.22	0.63	0.85	(0.20)	(0.15)	(0.35)	$13.24	6.80%	1.04%	1.09%	1.71%	1.66%	16%	$375,401
2017	$12.07	0.15	0.87	1.02	(0.11)	(0.24)	(0.35)	$12.74	8.72%	0.45%	0.45%	1.18%	1.18%	14%	$426,224
2016	$12.55	0.19	0.01	0.20	(0.18)	(0.50)	(0.68)	$12.07	1.82%	0.45%	0.45%	1.58%	1.58%	10%	$378,866
2015	$12.41	0.23	0.41	0.64	(0.24)	(0.26)	(0.50)	$12.55	5.18%	0.45%	0.45%	1.79%	1.79%	20%	$385,874
2014	$11.59	0.24	0.89	1.13	(0.22)	(0.09)	(0.31)	$12.41	9.89%	0.45%	0.45%	2.02%	2.02%	6%	$355,604

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
C Class
2019(3)	$13.22	0.21	(0.65)	(0.44)	(0.21)	(0.52)	(0.73)	$12.05	(3.04)%	1.78%(4)	1.83%(4)	3.16%(4)	3.11%(4)	16%	$4,301
2018	$12.73	0.12	0.64	0.76	(0.12)	(0.15)	(0.27)	$13.22	6.06%	1.79%	1.84%	0.96%	0.91%	16%	$4,340
2017	$12.06	0.05	0.88	0.93	(0.02)	(0.24)	(0.26)	$12.73	7.90%	1.20%	1.20%	0.43%	0.43%	14%	$6,204
2016	$12.54	0.10	0.01	0.11	(0.09)	(0.50)	(0.59)	$12.06	1.03%	1.20%	1.20%	0.83%	0.83%	10%	$6,714
2015	$12.39	0.13	0.42	0.55	(0.14)	(0.26)	(0.40)	$12.54	4.46%	1.20%	1.20%	1.04%	1.04%	20%	$5,628
2014	$11.57	0.16	0.88	1.04	(0.13)	(0.09)	(0.22)	$12.39	9.07%	1.20%	1.20%	1.27%	1.27%	6%	$4,449
R Class
2019(3)	$13.23	0.24	(0.65)	(0.41)	(0.27)	(0.52)	(0.79)	$12.03	(2.78)%	1.28%(4)	1.33%(4)	3.66%(4)	3.61%(4)	16%	$213,528
2018	$12.73	0.19	0.63	0.82	(0.17)	(0.15)	(0.32)	$13.23	6.54%	1.29%	1.34%	1.46%	1.41%	16%	$218,529
2017	$12.06	0.11	0.88	0.99	(0.08)	(0.24)	(0.32)	$12.73	8.45%	0.70%	0.70%	0.93%	0.93%	14%	$201,655
2016	$12.54	0.16	0.01	0.17	(0.15)	(0.50)	(0.65)	$12.06	1.56%	0.70%	0.70%	1.33%	1.33%	10%	$170,983
2015	$12.39	0.20	0.42	0.62	(0.21)	(0.26)	(0.47)	$12.54	4.99%	0.70%	0.70%	1.54%	1.54%	20%	$173,221
2014	$11.58	0.22	0.87	1.09	(0.19)	(0.09)	(0.28)	$12.39	9.53%	0.70%	0.70%	1.77%	1.77%	6%	$134,751
R6 Class
2019(3)	$12.28	0.28	(0.62)	(0.34)	(0.37)	(0.52)	(0.89)	$11.05	(2.34)%	0.43%(4)	0.56%(4)	4.51%(4)	4.38%(4)	16%	$448,827
2018(6)	$11.90	0.24	0.31	0.55	(0.16)	(0.01)	(0.17)	$12.28	4.59%	0.43%(4)	0.56%(4)	2.55%(4)	2.42%(4)	16%(7)	$408,745

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Six months ended January 31, 2019 (unaudited).

(4)	Annualized.

(5)	Ratio was less than 0.005%.

(6)	October 23, 2017 (commencement of sale) through July 31, 2018.

(7)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended July 31, 2018.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice 2035 Portfolio
Investor Class
2019(3)	$16.64	0.33	(0.91)	(0.58)	(0.38)	(0.66)	(1.04)	$15.02	(3.04)%	0.81%(4)	0.85%(4)	4.12%(4)	4.08%(4)	14%	$845,235
2018	$15.90	0.31	0.95	1.26	(0.29)	(0.23)	(0.52)	$16.64	8.05%	0.82%	0.86%	1.92%	1.88%	16%	$978,920
2017	$14.97	0.21	1.24	1.45	(0.18)	(0.34)	(0.52)	$15.90	9.98%	0.20%	0.20%	1.42%	1.42%	17%	$975,822
2016	$15.83	0.27	(0.07)(5)	0.20	(0.27)	(0.79)	(1.06)	$14.97	1.57%	0.20%	0.20%	1.86%	1.86%	8%	$905,126
2015	$15.60	0.33	0.62	0.95	(0.34)	(0.38)	(0.72)	$15.83	6.25%	0.20%	0.20%	2.03%	2.03%	23%	$839,655
2014	$14.52	0.35	1.22	1.57	(0.34)	(0.15)	(0.49)	$15.60	10.91%	0.20%	0.20%	2.32%	2.32%	5%	$755,938
I Class
2019(3)	$16.66	0.34	(0.90)	(0.56)	(0.41)	(0.66)	(1.07)	$15.03	(2.90)%	0.61%(4)	0.66%(4)	4.32%(4)	4.27%(4)	14%	$599,232
2018	$15.93	0.35	0.93	1.28	(0.32)	(0.23)	(0.55)	$16.66	8.19%	0.62%	0.67%	2.12%	2.07%	16%	$741,317
2017	$15.00	0.25	1.23	1.48	(0.21)	(0.34)	(0.55)	$15.93	10.18%	0.00%(6)	0.00%(6)	1.62%	1.62%	17%	$815,036
2016	$15.86	0.29	(0.06)(5)	0.23	(0.30)	(0.79)	(1.09)	$15.00	1.79%	0.00%(6)	0.00%(6)	2.06%	2.06%	8%	$726,622
2015	$15.62	0.33	0.67	1.00	(0.38)	(0.38)	(0.76)	$15.86	6.52%	0.00%(6)	0.00%(6)	2.23%	2.23%	23%	$556,384
2014	$14.55	0.38	1.21	1.59	(0.37)	(0.15)	(0.52)	$15.62	11.04%	0.00%(6)	0.00%(6)	2.52%	2.52%	5%	$323,043
A Class
2019(3)	$16.61	0.31	(0.90)	(0.59)	(0.34)	(0.66)	(1.00)	$15.02	(3.11)%	1.06%(4)	1.10%(4)	3.87%(4)	3.83%(4)	14%	$323,693
2018	$15.88	0.27	0.94	1.21	(0.25)	(0.23)	(0.48)	$16.61	7.72%	1.07%	1.11%	1.67%	1.63%	16%	$392,230
2017	$14.95	0.18	1.23	1.41	(0.14)	(0.34)	(0.48)	$15.88	9.71%	0.45%	0.45%	1.17%	1.17%	17%	$444,917
2016	$15.81	0.24	(0.08)(5)	0.16	(0.23)	(0.79)	(1.02)	$14.95	1.31%	0.45%	0.45%	1.61%	1.61%	8%	$438,398
2015	$15.58	0.29	0.62	0.91	(0.30)	(0.38)	(0.68)	$15.81	5.98%	0.45%	0.45%	1.78%	1.78%	23%	$460,605
2014	$14.51	0.32	1.20	1.52	(0.30)	(0.15)	(0.45)	$15.58	10.57%	0.45%	0.45%	2.07%	2.07%	5%	$425,198

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
C Class
2019(3)	$16.54	0.26	(0.90)	(0.64)	(0.23)	(0.66)	(0.89)	$15.01	(3.49)%	1.81%(4)	1.85%(4)	3.12%(4)	3.08%(4)	14%	$3,642
2018	$15.84	0.15	0.93	1.08	(0.15)	(0.23)	(0.38)	$16.54	6.93%	1.82%	1.86%	0.92%	0.88%	16%	$3,788
2017	$14.92	0.06	1.23	1.29	(0.03)	(0.34)	(0.37)	$15.84	8.83%	1.20%	1.20%	0.42%	0.42%	17%	$5,637
2016	$15.77	0.13	(0.08)(5)	0.05	(0.11)	(0.79)	(0.90)	$14.92	0.59%	1.20%	1.20%	0.86%	0.86%	8%	$6,533
2015	$15.53	0.16	0.64	0.80	(0.18)	(0.38)	(0.56)	$15.77	5.25%	1.20%	1.20%	1.03%	1.03%	23%	$6,587
2014	$14.46	0.19	1.21	1.40	(0.18)	(0.15)	(0.33)	$15.53	9.76%	1.20%	1.20%	1.32%	1.32%	5%	$4,586
R Class
2019(3)	$16.60	0.29	(0.91)	(0.62)	(0.30)	(0.66)	(0.96)	$15.02	(3.29)%	1.31%(4)	1.35%(4)	3.62%(4)	3.58%(4)	14%	$209,011
2018	$15.86	0.22	0.96	1.18	(0.21)	(0.23)	(0.44)	$16.60	7.52%	1.32%	1.36%	1.42%	1.38%	16%	$221,761
2017	$14.94	0.14	1.23	1.37	(0.11)	(0.34)	(0.45)	$15.86	9.37%	0.70%	0.70%	0.92%	0.92%	17%	$216,452
2016	$15.79	0.20	(0.07)(5)	0.13	(0.19)	(0.79)	(0.98)	$14.94	1.11%	0.70%	0.70%	1.36%	1.36%	8%	$206,155
2015	$15.56	0.25	0.62	0.87	(0.26)	(0.38)	(0.64)	$15.79	5.71%	0.70%	0.70%	1.53%	1.53%	23%	$206,773
2014	$14.49	0.27	1.21	1.48	(0.26)	(0.15)	(0.41)	$15.56	10.30%	0.70%	0.70%	1.82%	1.82%	5%	$182,137
R6 Class
2019(3)	$12.54	0.28	(0.72)	(0.44)	(0.43)	(0.66)	(1.09)	$11.01	(2.86)%	0.46%(4)	0.58%(4)	4.47%(4)	4.35%(4)	14%	$398,328
2018(7)	$12.12	0.24	0.38	0.62	(0.20)	—(8)	(0.20)	$12.54	5.17%	0.46%(4)	0.58%(4)	2.48%(4)	2.36%(4)	16%(9)	$359,623

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Six months ended January 31, 2019 (unaudited).

(4)	Annualized.

(5)
Per-share amount was not in accord with the net realized and unrealized gain (loss) for the period because of the timing of transactions in shares of the fund and the amount and timing of per-share net realized and unrealized gain (loss) on such shares.

(6)	Ratio was less than 0.005%.

(7)	October 23, 2017 (commencement of sale) through July 31, 2018.

(8)	Per share amount was less than $0.005.

(9)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended July 31, 2018.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice 2040 Portfolio
Investor Class
2019(3)	$14.10	0.27	(0.83)	(0.56)	(0.33)	(0.67)	(1.00)	$12.54	(3.47)%	0.83%(4)	0.88%(4)	4.07%(4)	4.02%(4)	19%	$506,380
2018	$13.36	0.26	0.92	1.18	(0.25)	(0.19)	(0.44)	$14.10	8.98%	0.84%	0.88%	1.89%	1.85%	17%	$555,108
2017	$12.48	0.17	1.16	1.33	(0.15)	(0.30)	(0.45)	$13.36	10.95%	0.20%	0.20%	1.39%	1.39%	17%	$574,159
2016	$13.14	0.23	(0.09)(5)	0.14	(0.22)	(0.58)	(0.80)	$12.48	1.34%	0.20%	0.20%	1.86%	1.86%	8%	$546,509
2015	$12.86	0.28	0.59	0.87	(0.29)	(0.30)	(0.59)	$13.14	6.84%	0.20%	0.20%	2.06%	2.06%	20%	$472,335
2014	$11.87	0.30	1.07	1.37	(0.28)	(0.10)	(0.38)	$12.86	11.63%	0.20%	0.20%	2.38%	2.38%	4%	$392,199
I Class
2019(3)	$14.11	0.28	(0.82)	(0.54)	(0.36)	(0.67)	(1.03)	$12.54	(3.34)%	0.63%(4)	0.69%(4)	4.27%(4)	4.21%(4)	19%	$453,561
2018	$13.37	0.29	0.92	1.21	(0.28)	(0.19)	(0.47)	$14.11	9.19%	0.64%	0.69%	2.09%	2.04%	17%	$587,460
2017	$12.49	0.20	1.15	1.35	(0.17)	(0.30)	(0.47)	$13.37	11.17%	0.00%(6)	0.00%(6)	1.59%	1.59%	17%	$656,227
2016	$13.15	0.24	(0.07)(5)	0.17	(0.25)	(0.58)	(0.83)	$12.49	1.55%	0.00%(6)	0.00%(6)	2.06%	2.06%	8%	$585,381
2015	$12.87	0.28	0.61	0.89	(0.31)	(0.30)	(0.61)	$13.15	7.05%	0.00%(6)	0.00%(6)	2.26%	2.26%	20%	$437,728
2014	$11.88	0.32	1.07	1.39	(0.30)	(0.10)	(0.40)	$12.87	11.84%	0.00%(6)	0.00%(6)	2.58%	2.58%	4%	$243,924
A Class
2019(3)	$14.07	0.25	(0.81)	(0.56)	(0.30)	(0.67)	(0.97)	$12.54	(3.50)%	1.08%(4)	1.13%(4)	3.82%(4)	3.77%(4)	19%	$221,189
2018	$13.34	0.22	0.92	1.14	(0.22)	(0.19)	(0.41)	$14.07	8.64%	1.09%	1.13%	1.64%	1.60%	17%	$276,474
2017	$12.46	0.15	1.15	1.30	(0.12)	(0.30)	(0.42)	$13.34	10.68%	0.45%	0.45%	1.14%	1.14%	17%	$305,544
2016	$13.12	0.20	(0.09)(5)	0.11	(0.19)	(0.58)	(0.77)	$12.46	1.08%	0.45%	0.45%	1.61%	1.61%	8%	$266,244
2015	$12.84	0.24	0.59	0.83	(0.25)	(0.30)	(0.55)	$13.12	6.57%	0.45%	0.45%	1.81%	1.81%	20%	$267,038
2014	$11.85	0.26	1.07	1.33	(0.24)	(0.10)	(0.34)	$12.84	11.36%	0.45%	0.45%	2.13%	2.13%	4%	$230,764

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
C Class
2019(3)	$14.01	0.21	(0.83)	(0.62)	(0.20)	(0.67)	(0.87)	$12.52	(3.97)%	1.83%(4)	1.88%(4)	3.07%(4)	3.02%(4)	19%	$1,926
2018	$13.30	0.12	0.92	1.04	(0.14)	(0.19)	(0.33)	$14.01	7.91%	1.84%	1.88%	0.89%	0.85%	17%	$2,114
2017	$12.42	0.05	1.15	1.20	(0.02)	(0.30)	(0.32)	$13.30	9.87%	1.20%	1.20%	0.39%	0.39%	17%	$3,924
2016	$13.08	0.10	(0.09)(5)	0.01	(0.09)	(0.58)	(0.67)	$12.42	0.29%	1.20%	1.20%	0.86%	0.86%	8%	$3,529
2015	$12.80	0.15	0.58	0.73	(0.15)	(0.30)	(0.45)	$13.08	5.77%	1.20%	1.20%	1.06%	1.06%	20%	$3,158
2014	$11.82	0.17	1.06	1.23	(0.15)	(0.10)	(0.25)	$12.80	10.46%	1.20%	1.20%	1.38%	1.38%	4%	$2,939
R Class
2019(3)	$14.05	0.25	(0.83)	(0.58)	(0.27)	(0.67)	(0.94)	$12.53	(3.68)%	1.33%(4)	1.38%(4)	3.57%(4)	3.52%(4)	19%	$167,617
2018	$13.31	0.19	0.92	1.11	(0.18)	(0.19)	(0.37)	$14.05	8.46%	1.34%	1.38%	1.39%	1.35%	17%	$174,883
2017	$12.44	0.11	1.14	1.25	(0.08)	(0.30)	(0.38)	$13.31	10.33%	0.70%	0.70%	0.89%	0.89%	17%	$154,192
2016	$13.10	0.17	(0.09)(5)	0.08	(0.16)	(0.58)	(0.74)	$12.44	0.82%	0.70%	0.70%	1.36%	1.36%	8%	$128,486
2015	$12.82	0.21	0.59	0.80	(0.22)	(0.30)	(0.52)	$13.10	6.31%	0.70%	0.70%	1.56%	1.56%	20%	$122,661
2014	$11.83	0.23	1.07	1.30	(0.21)	(0.10)	(0.31)	$12.82	11.10%	0.70%	0.70%	1.88%	1.88%	4%	$94,677
R6 Class
2019(3)	$12.83	0.28	(0.78)	(0.50)	(0.37)	(0.67)	(1.04)	$11.29	(3.28)%	0.48%(4)	0.60%(4)	4.42%(4)	4.30%(4)	19%	$363,741
2018(7)	$12.31	0.24	0.47	0.71	(0.18)	(0.01)	(0.19)	$12.83	5.78%	0.48%(4)	0.60%(4)	2.44%(4)	2.32%(4)	17%(8)	$327,587

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Six months ended January 31, 2019 (unaudited).

(4)	Annualized.

(5)
Per-share amount was not in accord with the net realized and unrealized gain (loss) for the period because of the timing of transactions in shares of the fund and the amount and timing of per-share net realized and unrealized gain (loss) on such shares.

(6)	Ratio was less than 0.005%.

(7)	October 23, 2017 (commencement of sale) through July 31, 2018.

(8)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended July 31, 2018.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice 2045 Portfolio
Investor Class
2019(3)	$17.75	0.34	(1.13)	(0.79)	(0.38)	(0.90)	(1.28)	$15.68	(3.89)%	0.86%(4)	0.91%(4)	4.06%(4)	4.01%(4)	17%	$589,692
2018	$16.72	0.31	1.29	1.60	(0.30)	(0.27)	(0.57)	$17.75	9.79%	0.87%	0.91%	1.86%	1.82%	16%	$681,532
2017	$15.53	0.21	1.59	1.80	(0.18)	(0.43)	(0.61)	$16.72	12.00%	0.20%	0.20%	1.36%	1.36%	16%	$680,546
2016	$16.57	0.29	(0.15)(5)	0.14	(0.28)	(0.90)	(1.18)	$15.53	1.19%	0.20%	0.20%	1.88%	1.88%	7%	$666,583
2015	$16.22	0.35	0.80	1.15	(0.37)	(0.43)	(0.80)	$16.57	7.22%	0.20%	0.20%	2.10%	2.10%	23%	$608,154
2014	$14.92	0.37	1.44	1.81	(0.36)	(0.15)	(0.51)	$16.22	12.34%	0.20%	0.20%	2.38%	2.38%	4%	$523,828
I Class
2019(3)	$17.78	0.35	(1.13)	(0.78)	(0.41)	(0.90)	(1.31)	$15.69	(3.80)%	0.66%(4)	0.71%(4)	4.26%(4)	4.21%(4)	17%	$395,101
2018	$16.75	0.37	1.27	1.64	(0.34)	(0.27)	(0.61)	$17.78	9.99%	0.67%	0.72%	2.06%	2.01%	16%	$504,900
2017	$15.56	0.25	1.59	1.84	(0.22)	(0.43)	(0.65)	$16.75	12.21%	0.00%(6)	0.00%(6)	1.56%	1.56%	16%	$623,736
2016	$16.60	0.31	(0.14)(5)	0.17	(0.31)	(0.90)	(1.21)	$15.56	1.40%	0.00%(6)	0.00%(6)	2.08%	2.08%	7%	$563,161
2015	$16.24	0.36	0.84	1.20	(0.41)	(0.43)	(0.84)	$16.60	7.50%	0.00%(6)	0.00%(6)	2.30%	2.30%	23%	$437,726
2014	$14.94	0.40	1.44	1.84	(0.39)	(0.15)	(0.54)	$16.24	12.55%	0.00%(6)	0.00%(6)	2.58%	2.58%	4%	$281,772
A Class
2019(3)	$17.72	0.31	(1.12)	(0.81)	(0.34)	(0.90)	(1.24)	$15.67	(4.02)%	1.11%(4)	1.16%(4)	3.81%(4)	3.76%(4)	17%	$223,785
2018	$16.69	0.27	1.29	1.56	(0.26)	(0.27)	(0.53)	$17.72	9.53%	1.12%	1.16%	1.61%	1.57%	16%	$277,088
2017	$15.51	0.18	1.57	1.75	(0.14)	(0.43)	(0.57)	$16.69	11.67%	0.45%	0.45%	1.11%	1.11%	16%	$304,749
2016	$16.54	0.25	(0.14)(5)	0.11	(0.24)	(0.90)	(1.14)	$15.51	0.98%	0.45%	0.45%	1.63%	1.63%	7%	$288,989
2015	$16.19	0.31	0.80	1.11	(0.33)	(0.43)	(0.76)	$16.54	6.96%	0.45%	0.45%	1.85%	1.85%	23%	$306,435
2014	$14.89	0.34	1.43	1.77	(0.32)	(0.15)	(0.47)	$16.19	12.08%	0.45%	0.45%	2.13%	2.13%	4%	$283,598

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
C Class
2019(3)	$17.64	0.26	(1.12)	(0.86)	(0.22)	(0.90)	(1.12)	$15.66	(4.37)%	1.86%(4)	1.91%(4)	3.06%(4)	3.01%(4)	17%	$2,514
2018	$16.66	0.14	1.29	1.43	(0.18)	(0.27)	(0.45)	$17.64	8.71%	1.87%	1.91%	0.86%	0.82%	16%	$2,834
2017	$15.48	0.06	1.58	1.64	(0.03)	(0.43)	(0.46)	$16.66	10.84%	1.20%	1.20%	0.36%	0.36%	16%	$3,312
2016	$16.51	0.14	(0.15)(5)	(0.01)	(0.12)	(0.90)	(1.02)	$15.48	0.19%	1.20%	1.20%	0.88%	0.88%	7%	$2,944
2015	$16.15	0.16	0.83	0.99	(0.20)	(0.43)	(0.63)	$16.51	6.21%	1.20%	1.20%	1.10%	1.10%	23%	$2,459
2014	$14.86	0.20	1.44	1.64	(0.20)	(0.15)	(0.35)	$16.15	11.18%	1.20%	1.20%	1.38%	1.38%	4%	$1,993
R Class
2019(3)	$17.70	0.31	(1.13)	(0.82)	(0.30)	(0.90)	(1.20)	$15.68	(4.10)%	1.36%(4)	1.41%(4)	3.56%(4)	3.51%(4)	17%	$157,674
2018	$16.68	0.22	1.29	1.51	(0.22)	(0.27)	(0.49)	$17.70	9.19%	1.37%	1.41%	1.36%	1.32%	16%	$164,049
2017	$15.49	0.14	1.59	1.73	(0.11)	(0.43)	(0.54)	$16.68	11.46%	0.70%	0.70%	0.86%	0.86%	16%	$146,963
2016	$16.53	0.21	(0.15)(5)	0.06	(0.20)	(0.90)	(1.10)	$15.49	0.66%	0.70%	0.70%	1.38%	1.38%	7%	$136,567
2015	$16.17	0.27	0.81	1.08	(0.29)	(0.43)	(0.72)	$16.53	6.75%	0.70%	0.70%	1.60%	1.60%	23%	$130,537
2014	$14.88	0.30	1.42	1.72	(0.28)	(0.15)	(0.43)	$16.17	11.73%	0.70%	0.70%	1.88%	1.88%	4%	$117,392
R6 Class
2019(3)	$13.03	0.28	(0.86)	(0.58)	(0.44)	(0.90)	(1.34)	$11.11	(3.68)%	0.51%(4)	0.62%(4)	4.41%(4)	4.30%(4)	17%	$299,825
2018(7)	$12.48	0.23	0.55	0.78	(0.23)	—(8)	(0.23)	$13.03	6.29%	0.51%(4)	0.61%(4)	2.35%(4)	2.25%(4)	16%(9)	$269,683

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Six months ended January 31, 2019 (unaudited).

(4)	Annualized.

(5)
Per-share amount was not in accord with the net realized and unrealized gain (loss) for the period because of the timing of transactions in shares of the fund and the amount and timing of per-share net realized and unrealized gain (loss) on such shares.

(6)	Ratio was less than 0.005%.

(7)	October 23, 2017 (commencement of sale) through July 31, 2018.

(8)	Per share amount was less than $0.005.

(9)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended July 31, 2018.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice 2050 Portfolio
Investor Class
2019(3)	$14.51	0.28	(0.98)	(0.70)	(0.31)	(0.69)	(1.00)	$12.81	(4.26)%	0.88%(4)	0.93%(4)	4.03%(4)	3.98%(4)	20%	$304,203
2018	$13.55	0.25	1.14	1.39	(0.26)	(0.17)	(0.43)	$14.51	10.42%	0.89%	0.94%	1.81%	1.76%	21%	$345,283
2017	$12.49	0.16	1.38	1.54	(0.14)	(0.34)	(0.48)	$13.55	12.69%	0.20%	0.20%	1.32%	1.32%	19%	$352,863
2016	$13.20	0.22	(0.12)(5)	0.10	(0.22)	(0.59)	(0.81)	$12.49	1.09%	0.20%	0.20%	1.85%	1.85%	7%	$332,786
2015	$12.85	0.28	0.66	0.94	(0.29)	(0.30)	(0.59)	$13.20	7.37%	0.20%	0.20%	2.06%	2.06%	21%	$268,548
2014	$11.77	0.29	1.17	1.46	(0.28)	(0.10)	(0.38)	$12.85	12.59%	0.20%	0.20%	2.35%	2.35%	4%	$214,823
I Class
2019(3)	$14.53	0.28	(0.97)	(0.69)	(0.33)	(0.69)	(1.02)	$12.82	(4.13)%	0.68%(4)	0.73%(4)	4.23%(4)	4.18%(4)	20%	$270,559
2018	$13.57	0.29	1.13	1.42	(0.29)	(0.17)	(0.46)	$14.53	10.62%	0.69%	0.74%	2.01%	1.96%	21%	$378,253
2017	$12.51	0.20	1.36	1.56	(0.16)	(0.34)	(0.50)	$13.57	12.89%	0.00%(6)	0.00%(6)	1.52%	1.52%	19%	$411,319
2016	$13.22	0.24	(0.12)(5)	0.12	(0.24)	(0.59)	(0.83)	$12.51	1.30%	0.00%(6)	0.00%(6)	2.05%	2.05%	7%	$365,225
2015	$12.87	0.28	0.68	0.96	(0.31)	(0.30)	(0.61)	$13.22	7.58%	0.00%(6)	0.00%(6)	2.26%	2.26%	21%	$257,921
2014	$11.79	0.32	1.17	1.49	(0.31)	(0.10)	(0.41)	$12.87	12.79%	0.00%(6)	0.00%(6)	2.55%	2.55%	4%	$135,635
A Class
2019(3)	$14.48	0.26	(0.96)	(0.70)	(0.28)	(0.69)	(0.97)	$12.81	(4.30)%	1.13%(4)	1.18%(4)	3.78%(4)	3.73%(4)	20%	$140,339
2018	$13.53	0.21	1.13	1.34	(0.22)	(0.17)	(0.39)	$14.48	10.08%	1.14%	1.19%	1.56%	1.51%	21%	$173,017
2017	$12.47	0.14	1.36	1.50	(0.10)	(0.34)	(0.44)	$13.53	12.42%	0.45%	0.45%	1.07%	1.07%	19%	$186,777
2016	$13.18	0.20	(0.13)(5)	0.07	(0.19)	(0.59)	(0.78)	$12.47	0.83%	0.45%	0.45%	1.60%	1.60%	7%	$157,110
2015	$12.83	0.24	0.66	0.90	(0.25)	(0.30)	(0.55)	$13.18	7.11%	0.45%	0.45%	1.81%	1.81%	21%	$162,011
2014	$11.75	0.26	1.17	1.43	(0.25)	(0.10)	(0.35)	$12.83	12.32%	0.45%	0.45%	2.10%	2.10%	4%	$131,709

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
C Class
2019(3)	$14.43	0.21	(0.96)	(0.75)	(0.18)	(0.69)	(0.87)	$12.81	(4.69)%	1.88%(4)	1.93%(4)	3.03%(4)	2.98%(4)	20%	$1,431
2018	$13.51	0.12	1.12	1.24	(0.15)	(0.17)	(0.32)	$14.43	9.32%	1.89%	1.94%	0.81%	0.76%	21%	$1,556
2017	$12.45	0.05	1.36	1.41	(0.01)	(0.34)	(0.35)	$13.51	11.58%	1.20%	1.20%	0.32%	0.32%	19%	$1,849
2016	$13.15	0.11	(0.13)(5)	(0.02)	(0.09)	(0.59)	(0.68)	$12.45	0.11%	1.20%	1.20%	0.85%	0.85%	7%	$1,939
2015	$12.80	0.15	0.65	0.80	(0.15)	(0.30)	(0.45)	$13.15	6.30%	1.20%	1.20%	1.06%	1.06%	21%	$2,197
2014	$11.73	0.19	1.14	1.33	(0.16)	(0.10)	(0.26)	$12.80	11.40%	1.20%	1.20%	1.35%	1.35%	4%	$1,983
R Class
2019(3)	$14.47	0.25	(0.98)	(0.73)	(0.24)	(0.69)	(0.93)	$12.81	(4.48)%	1.38%(4)	1.43%(4)	3.53%(4)	3.48%(4)	20%	$105,586
2018	$13.51	0.18	1.14	1.32	(0.19)	(0.17)	(0.36)	$14.47	9.89%	1.39%	1.44%	1.31%	1.26%	21%	$105,595
2017	$12.46	0.10	1.36	1.46	(0.07)	(0.34)	(0.41)	$13.51	12.06%	0.70%	0.70%	0.82%	0.82%	19%	$90,705
2016	$13.16	0.17	(0.13)(5)	0.04	(0.15)	(0.59)	(0.74)	$12.46	0.64%	0.70%	0.70%	1.35%	1.35%	7%	$71,705
2015	$12.81	0.21	0.66	0.87	(0.22)	(0.30)	(0.52)	$13.16	6.84%	0.70%	0.70%	1.56%	1.56%	21%	$62,763
2014	$11.74	0.23	1.16	1.39	(0.22)	(0.10)	(0.32)	$12.81	11.96%	0.70%	0.70%	1.85%	1.85%	4%	$47,771
R6 Class
2019(3)	$13.22	0.29	(0.92)	(0.63)	(0.35)	(0.69)	(1.04)	$11.55	(4.08)%	0.53%(4)	0.63%(4)	4.38%(4)	4.28%(4)	20%	$256,363
2018(7)	$12.59	0.23	0.59	0.82	(0.19)	—(8)	(0.19)	$13.22	6.61%	0.53%(4)	0.63%(4)	2.28%(4)	2.18%(4)	21%(9)	$221,191

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Six months ended January 31, 2019 (unaudited).

(4)	Annualized.

(5)
Per-share amount was not in accord with the net realized and unrealized gain (loss) for the period because of the timing of transactions in shares of the fund and the amount and timing of per-share net realized and unrealized gain (loss) on such shares.

(6)	Ratio was less than 0.005%.

(7)	October 23, 2017 (commencement of sale) through July 31, 2018.

(8)	Per share amount was less than $0.005.

(9)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended July 31, 2018.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice 2055 Portfolio
Investor Class
2019(3)	$15.55	0.30	(1.07)	(0.77)	(0.32)	(0.60)	(0.92)	$13.86	(4.48)%	0.88%(4)	0.94%(4)	4.08%(4)	4.02%(4)	19%	$153,551
2018	$14.44	0.26	1.26	1.52	(0.26)	(0.15)	(0.41)	$15.55	10.61%	0.89%	0.95%	1.79%	1.73%	18%	$178,525
2017	$13.18	0.17	1.52	1.69	(0.15)	(0.28)	(0.43)	$14.44	13.16%	0.21%	0.21%	1.28%	1.28%	11%	$147,753
2016	$13.72	0.22	(0.11)(5)	0.11	(0.22)	(0.43)	(0.65)	$13.18	1.02%	0.20%	0.20%	1.78%	1.78%	6%	$106,441
2015	$13.22	0.27	0.72	0.99	(0.28)	(0.21)	(0.49)	$13.72	7.56%	0.20%	0.20%	1.94%	1.94%	24%	$66,163
2014	$12.02	0.30	1.24	1.54	(0.28)	(0.06)	(0.34)	$13.22	12.87%	0.20%	0.20%	2.22%	2.22%	8%	$33,357
I Class
2019(3)	$15.56	0.32	(1.07)	(0.75)	(0.35)	(0.60)	(0.95)	$13.86	(4.35)%	0.68%(4)	0.74%(4)	4.28%(4)	4.22%(4)	19%	$186,656
2018	$14.45	0.31	1.24	1.55	(0.29)	(0.15)	(0.44)	$15.56	10.83%	0.69%	0.75%	1.99%	1.93%	18%	$226,831
2017	$13.19	0.20	1.52	1.72	(0.18)	(0.28)	(0.46)	$14.45	13.38%	0.01%	0.01%	1.48%	1.48%	11%	$231,569
2016	$13.73	0.25	(0.12)(5)	0.13	(0.24)	(0.43)	(0.67)	$13.19	1.23%	0.00%(6)	0.00%(6)	0.98%	0.98%	6%	$162,255
2015	$13.23	0.28	0.74	1.02	(0.31)	(0.21)	(0.52)	$13.73	7.78%	0.00%(6)	0.00%(6)	2.14%	2.14%	24%	$92,653
2014	$12.03	0.28	1.28	1.56	(0.30)	(0.06)	(0.36)	$13.23	13.09%	0.00%(6)	0.00%(6)	2.42%	2.42%	8%	$43,147
A Class
2019(3)	$15.52	0.26	(1.05)	(0.79)	(0.28)	(0.60)	(0.88)	$13.85	(4.60)%	1.13%(4)	1.19%(4)	3.83%(4)	3.77%(4)	19%	$78,097
2018	$14.41	0.23	1.25	1.48	(0.22)	(0.15)	(0.37)	$15.52	10.36%	1.14%	1.20%	1.54%	1.48%	18%	$93,154
2017	$13.15	0.14	1.52	1.66	(0.12)	(0.28)	(0.40)	$14.41	12.90%	0.46%	0.46%	1.03%	1.03%	11%	$85,489
2016	$13.69	0.20	(0.13)(5)	0.07	(0.18)	(0.43)	(0.61)	$13.15	0.76%	0.45%	0.45%	1.53%	1.53%	6%	$65,954
2015	$13.19	0.24	0.72	0.96	(0.25)	(0.21)	(0.46)	$13.69	7.31%	0.45%	0.45%	1.69%	1.69%	24%	$51,889
2014	$12.00	0.26	1.23	1.49	(0.24)	(0.06)	(0.30)	$13.19	12.52%	0.45%	0.45%	1.97%	1.97%	8%	$31,787

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
C Class
2019(3)	$15.40	0.24	(1.07)	(0.83)	(0.18)	(0.60)	(0.78)	$13.79	(4.97)%	1.88%(4)	1.94%(4)	3.08%(4)	3.02%(4)	19%	$744
2018	$14.36	0.10	1.26	1.36	(0.17)	(0.15)	(0.32)	$15.40	9.51%	1.89%	1.95%	0.79%	0.73%	18%	$845
2017	$13.11	0.04	1.50	1.54	(0.01)	(0.28)	(0.29)	$14.36	12.00%	1.21%	1.21%	0.28%	0.28%	11%	$794
2016	$13.64	0.11	(0.13)(5)	(0.02)	(0.08)	(0.43)	(0.51)	$13.11	0.06%	1.20%	1.20%	0.78%	0.78%	6%	$636
2015	$13.14	0.14	0.71	0.85	(0.14)	(0.21)	(0.35)	$13.64	6.51%	1.20%	1.20%	0.94%	0.94%	24%	$557
2014	$11.95	0.17	1.23	1.40	(0.15)	(0.06)	(0.21)	$13.14	11.72%	1.20%	1.20%	1.22%	1.22%	8%	$428
R Class
2019(3)	$15.51	0.27	(1.07)	(0.80)	(0.25)	(0.60)	(0.85)	$13.86	(4.71)%	1.38%(4)	1.44%(4)	3.58%(4)	3.52%(4)	19%	$64,592
2018	$14.40	0.19	1.25	1.44	(0.18)	(0.15)	(0.33)	$15.51	10.08%	1.39%	1.45%	1.29%	1.23%	18%	$65,673
2017	$13.15	0.11	1.50	1.61	(0.08)	(0.28)	(0.36)	$14.40	12.53%	0.71%	0.71%	0.78%	0.78%	11%	$51,832
2016	$13.69	0.17	(0.13)(5)	0.04	(0.15)	(0.43)	(0.58)	$13.15	0.51%	0.70%	0.70%	1.28%	1.28%	6%	$35,414
2015	$13.18	0.21	0.72	0.93	(0.21)	(0.21)	(0.42)	$13.69	7.11%	0.70%	0.70%	1.44%	1.44%	24%	$24,867
2014	$11.99	0.23	1.23	1.46	(0.21)	(0.06)	(0.27)	$13.18	12.25%	0.70%	0.70%	1.72%	1.72%	8%	$13,999
R6 Class
2019(3)	$13.52	0.30	(0.96)	(0.66)	(0.37)	(0.60)	(0.97)	$11.89	(4.33)%	0.53%(4)	0.64%(4)	4.43%(4)	4.32%(4)	19%	$141,977
2018(7)	$12.87	0.23	0.63	0.86	(0.21)	—	(0.21)	$13.52	6.70%	0.53%(4)	0.64%(4)	2.22%(4)	2.11%(4)	18%(8)	$120,777

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Six months ended January 31, 2019 (unaudited).

(4)	Annualized.

(5)
Per-share amount was not in accord with the net realized and unrealized gain (loss) for the period because of the timing of transactions in shares of the fund and the amount and timing of per-share net realized and unrealized gain (loss) on such shares.

(6)	Ratio was less than 0.005%.

(7)	October 23, 2017 (commencement of sale) through July 31, 2018.

(8)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended July 31, 2018.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice 2060 Portfolio
Investor Class
2019(3)	$13.25	0.26	(0.92)	(0.66)	(0.27)	(0.28)	(0.55)	$12.04	(4.58)%	0.88%(4)	0.95%(4)	4.29%(4)	4.22%(4)	11%	$29,484
2018	$12.21	0.21	1.10	1.31	(0.21)	(0.06)	(0.27)	$13.25	10.84%	0.88%	0.94%	1.66%	1.60%	12%	$22,306
2017	$10.89	0.14	1.29	1.43	(0.10)	(0.01)	(0.11)	$12.21	13.26%	0.21%	0.21%	1.14%	1.14%	21%	$11,534
2016(5)	$10.00	0.10	0.91	1.01	(0.12)	—	(0.12)	$10.89	10.12%	0.20%(4)	0.20%(4)	0.88%(4)	0.88%(4)	13%	$1,305
I Class
2019(3)	$13.27	0.28	(0.92)	(0.64)	(0.30)	(0.28)	(0.58)	$12.05	(4.46)%	0.68%(4)	0.75%(4)	4.49%(4)	4.42%(4)	11%	$33,046
2018	$12.23	0.24	1.10	1.34	(0.24)	(0.06)	(0.30)	$13.27	11.05%	0.68%	0.74%	1.86%	1.80%	12%	$31,041
2017	$10.90	0.16	1.31	1.47	(0.13)	(0.01)	(0.14)	$12.23	13.57%	0.01%	0.01%	1.34%	1.34%	21%	$18,390
2016(5)	$10.00	0.08	0.94	1.02	(0.12)	—	(0.12)	$10.90	10.27%	0.00%(4)(6)	0.00%(4)(6)	1.08%(4)	1.08%(4)	13%	$2,443
A Class
2019(3)	$13.23	0.24	(0.91)	(0.67)	(0.24)	(0.28)	(0.52)	$12.04	(4.68)%	1.13%(4)	1.20%(4)	4.04%(4)	3.97%(4)	11%	$7,146
2018	$12.19	0.18	1.10	1.28	(0.18)	(0.06)	(0.24)	$13.23	10.58%	1.13%	1.19%	1.41%	1.35%	12%	$6,734
2017	$10.87	0.09	1.32	1.41	(0.08)	(0.01)	(0.09)	$12.19	13.00%	0.46%	0.46%	0.89%	0.89%	21%	$4,009
2016(5)	$10.00	0.02	0.96	0.98	(0.11)	—	(0.11)	$10.87	9.84%	0.45%(4)	0.45%(4)	0.63%(4)	0.63%(4)	13%	$2,143
C Class
2019(3)	$13.11	0.19	(0.89)	(0.70)	(0.16)	(0.28)	(0.44)	$11.97	(5.06)%	1.88%(4)	1.95%(4)	3.29%(4)	3.22%(4)	11%	$185
2018	$12.13	0.04	1.14	1.18	(0.14)	(0.06)	(0.20)	$13.11	9.80%	1.88%	1.94%	0.66%	0.60%	12%	$186
2017	$10.83	0.04	1.27	1.31	—	(0.01)	(0.01)	$12.13	12.08%	1.21%	1.21%	0.14%	0.14%	21%	$68
2016(5)	$10.00	0.09	0.83	0.92	(0.09)	—	(0.09)	$10.83	9.23%	1.20%(4)	1.20%(4)	(0.12)%(4)	(0.12)%(4)	13%	$28

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R Class
2019(3)	$13.21	0.24	(0.93)	(0.69)	(0.21)	(0.28)	(0.49)	$12.03	(4.85)%	1.38%(4)	1.45%(4)	3.79%(4)	3.72%(4)	11%	$13,994
2018	$12.17	0.14	1.11	1.25	(0.15)	(0.06)	(0.21)	$13.21	10.38%	1.38%	1.44%	1.16%	1.10%	12%	$10,366
2017	$10.86	0.08	1.29	1.37	(0.05)	(0.01)	(0.06)	$12.17	12.64%	0.71%	0.71%	0.64%	0.64%	21%	$3,743
2016(5)	$10.00	0.04	0.92	0.96	(0.10)	—	(0.10)	$10.86	9.67%	0.70%(4)	0.70%(4)	0.38%(4)	0.38%(4)	13%	$605
R6 Class
2019(3)	$13.31	0.31	(0.95)	(0.64)	(0.31)	(0.28)	(0.59)	$12.08	(4.38)%	0.53%(4)	0.64%(4)	4.64%(4)	4.53%(4)	11%	$31,120
2018(7)	$12.63	0.21	0.65	0.86	(0.18)	—	(0.18)	$13.31	6.83%	0.53%(4)	0.64%(4)	2.11%(4)	2.00%(4)	12%(8)	$20,862

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Six months ended January 31, 2019 (unaudited).

(4)	Annualized.

(5)	September 30, 2015 (fund inception) through July 31, 2016.

(6)	Ratio was less than 0.005%.

(7)	October 23, 2017 (commencement of sale) through July 31, 2018.

(8)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended July 31, 2018.

See Notes to Financial Statements.

Approval of Management Agreement

At a meeting held on September 12, 2018, the Funds’ Board of Directors (the “Board) unanimously approved the renewal of the management agreement dated July 31, 2017, pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for each of the Funds. Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s directors (the “Directors”), including a majority of the independent Directors each year.

Under the management agreement, the Advisor is paid a management fee by each Fund. Separately, the Advisor has agreed to waive all management fees associated with the Funds’ investments in the underlying American Century Investments funds in which each Fund invests (the "Underlying Funds"). Each year the Board of Directors approves a management fee for each Fund based on the portfolio managers’ estimate of the most conservative (i.e., least expensive) allocation of the Fund’s net assets to the Underlying Funds for the coming year. In approving the management agreement, the Board considered the Advisor’s representation that the management fees will be less than or equal to what the Funds would have otherwise paid to the Underlying Funds.

Prior to its consideration of the renewal of the Funds' management agreement, the Directors requested and reviewed extensive data and information compiled by the Advisor and certain independent providers of evaluation data concerning the Funds and the services provided to the Funds by the Advisor. This review was in addition to the oversight and evaluation undertaken by the Board and its committees on a continual basis and the information received was supplemental to the extensive information that the Board and its committees receive and consider throughout the year. The Directors also conducted a review of the process by which the Board considers the renewal of the management agreements. The Board consulted with industry experts and reviewed industry best practices and recent judicial precedent. The Directors believe that the enhancements resulting from their review resulted in increased dialogue with the Advisor and an improved process for fund shareholders.

In connection with its consideration of the renewal of the Funds' management agreement, the Board’s review and evaluation of the services provided by the Advisor included, but was not limited to, the following:

•	the nature, extent, and quality of investment management, shareholder services, and other services provided and to be provided by the Advisor to each Fund;

•	the wide range of other programs and services provided and to be provided to each Fund and its shareholders on a routine and non-routine basis;

•
the investment performance of each Fund, including data comparing each Fund’s performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

•	the cost of owning each Fund compared to the cost of owning similar funds;

•	the compliance policies, procedures, and regulatory experience of the Advisor and the Funds’ service providers;

•	financial data showing the cost of services provided to each Fund and the overall profitability of the Advisor;

•	strategic plans of the Advisor;

•	any economies of scale associated with the Advisor’s management of the Funds and other accounts;

•	services provided and charges to the Advisor's other investment management clients;

•	acquired fund fees and expenses (including those waived by the Advisor);

•	payments and practices in connection with financial intermediaries holding shares of the Funds and the services provided by intermediaries in connection therewith; and

•	any collateral benefits derived by the Advisor from the management of the Funds.

The Directors held two in-person meetings and one telephonic meeting to review and discuss the information provided. The independent Directors also reviewed responses to supplemental information requests provided by the Directors to the Advisor and held active discussions with the Advisor regarding the approval of the management agreement. The independent Directors had the benefit of the advice of their independent counsel throughout the process.

Factors Considered

The Directors considered all of the information provided by the Advisor, the independent data providers, and independent counsel in connection with the approvals. They determined that the information was sufficient for them to evaluate each Fund’s management agreement. In connection with their review, the Directors did not identify any single factor as being all-important or controlling, and each Director may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including without limitation the following:

Nature, Extent and Quality of Services - Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of each Fund. The Board noted that under the management agreement, the Advisor provides or arranges at its own expense a wide variety of services including without limitation the following:

•	constructing and designing each Fund

•	portfolio research and security selection

•	securities trading

•	Fund administration

•	custody of Fund assets

•	daily valuation of each Fund’s portfolio

•	shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications

•	legal services (except the independent Directors’ counsel)

•	regulatory and portfolio compliance

•	financial reporting

•	marketing and distribution (except amounts paid by each Fund under Rule 12b-1 plans)

The Board noted that many of these services have expanded over time in terms of both quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Funds is quite complex and allows fund shareholders access to professional money management, instant diversification of their investments, the opportunity to easily diversify among asset classes and liquidity. In evaluating investment performance, the Board expects the Advisor to manage each Fund in accordance with its investment objectives and approved strategies. Further, the Directors recognize that the Advisor has an obligation to monitor trading activities, and in particular to seek the best execution of fund trades, and to evaluate the use of and payment for research. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board, directly and through its Fund Performance Review Committee, provides oversight of the investment performance process. It regularly reviews investment performance information for each Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Directors also review detailed performance information provided by the Advisor during the management agreement renewal process. If performance concerns are identified with respect to a fund, the Fund receives special reviews until performance improves, during which the Board receives a report from the Advisor regarding the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. The performance for One Choice In Retirement

Portfolio, One Choice 2020 Portfolio, One Choice 2025 Portfolio, One Choice 2045 Portfolio and One Choice 2050 Portfolio was above each Fund's respective benchmark for the one-, three-, five- and ten-year periods reviewed by the Board. The performance for One Choice 2030 Portfolio and One Choice 2035 Portfolio was above each Fund's respective benchmark for the one-, five- and ten-year periods and below each Fund's respective benchmark for the three-year period reviewed by the Board. The performance for One Choice 2040 Portfolio was above its benchmark for the five- and ten-year periods and below its benchmark for the one- and three-year periods reviewed by the Board. The performance for One Choice 2055 Portfolio was above its benchmark for the one-, three- and five-year periods reviewed by the Board. One Choice 2060 Portfolio was above its benchmark for the one-year period reviewed by the Board. The Board, directly and through its Fund Performance Review Committee, regularly reviews the investment management services of the Advisor. Taking all of these factors into consideration, the Board found the investment management services provided by the Advisor to each Fund to be satisfactory and consistent with the management agreement.

Shareholder and Other Services. Under the management agreement, the Advisor provides the Funds with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through various committees of the Board, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction (as measured by external as well as internal sources), technology support, new products and services offered to fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. The Board found the services provided by the Advisor to each Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Funds, its profitability in managing each Fund (pre- and post-distribution), its overall profitability, and its financial condition. The Directors have reviewed with the Advisor the methodology used to prepare this financial information. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the Funds’ management agreement, and the reasonableness of the current management agreement. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Funds.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of each Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale through its competitive fee structure, offering competitive fees from fund inception, and through reinvestment in its business to provide shareholders additional content and services.

Comparison to Other Funds’ Fees. The management agreement provides that each Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage expenses, expenses attributable to short sales, taxes, interest, extraordinary expenses, and the fees and expenses of the Fund’s independent Directors (including their independent legal counsel) and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges, and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider comparing the Fund’s unified fee to the total expense ratios of its peers. In those instances where the fee level exceeds that of industry peers, the Board discussed with the Adviser the factors that impacted the level of the Fund’s fee in relation to its peers. The unified fee charged to One Choice In Retirement Portfolio under the new agreement was above the median of the total expense ratios of the Fund’s peer expense universe and was within the range of its peer expense group. The Board and the Advisor agreed to a temporary reduction of the Fund's annual unified management fee of 0.03% for Investor, A, C and R Classes, 0.05% for I Class and 0.13% for R6 Class (e.g., the Investor Class unified fee will be reduced from 0.77% to 0.74%) for at least one year, beginning December 1, 2018. The unified fee charged to One Choice 2020 Portfolio under the new agreement was below the median of the total expense ratios of the Fund’s peer expense universe. The Board and the Advisor agreed to a temporary reduction of the Fund's annual unified management fee of 0.03% for Investor, A, C and R Classes, 0.05% for I Class and 0.13% for R6 Class (e.g., the Investor Class unified fee will be reduced from 0.77% to 0.74%) for at least one year, beginning December 1, 2018. The unified fee charged to One Choice 2025 Portfolio under the new agreement was below the median of the total expense ratios of the Fund’s peer expense universe. The Board and the Advisor agreed to a temporary reduction of the Fund's annual unified management fee of 0.04% for Investor, A, C and R Classes, 0.06% for I Class and 0.13% for R6 Class (e.g., the Investor Class unified fee will be reduced from 0.80% to 0.76%) for at least one year, beginning December 1, 2018. The unified fee charged to One Choice 2030 Portfolio under the new agreement was below the median of the total expense ratios of the Fund’s peer expense universe. The Board and the Advisor agreed to a temporary reduction of the Fund's annual unified management fee of 0.05% for Investor, A, C and R Classes, 0.06% for I Class and 0.13% for R6 Class (e.g., the Investor Class unified fee will be reduced from 0.83% to 0.78%) for at least one year, beginning December 1, 2018. The unified fee charged to One Choice 2035 Portfolio under the new agreement was below the median of the total expense ratios of the Fund’s peer expense universe. The Board and the Advisor agreed to a temporary reduction of the Fund's annual unified management fee of 0.05% for Investor, A, C and R Classes, 0.06% for I Class and 0.12% for R6 Class (e.g., the Investor Class unified fee will be reduced from 0.86% to 0.81%) for at least one year, beginning December 1, 2018. The unified fee charged to One Choice 2040 Portfolio under the new agreement was above the median of the total expense ratios of the Fund’s peer expense universe and was within the range of its peer expense group. The Board and the Advisor agreed to a temporary reduction of the Fund's annual unified management fee of 0.06% for Investor, A, C and R Classes, 0.07% for I Class and 0.13% for R6 Class (e.g., the Investor Class unified fee will be reduced from 0.89% to 0.83%) for at least one year, beginning December 1, 2018. The unified fee charged to One Choice 2045 Portfolio under the new agreement was above the median of the total expense ratios of the Fund’s peer expense universe and was within the range of its peer expense group. The Board and the Advisor agreed to a temporary reduction of the Fund's annual unified management fee of 0.06% for Investor, I, A, C and R Classes and 0.12% for R6 Class (e.g., the Investor Class unified fee will be reduced from 0.92% to 0.86%) for at least one year, beginning December 1, 2018. The unified fee charged to One Choice 2050 Portfolio under the new agreement was above the median of the total expense ratios of the Fund’s peer expense universe and was within the range of its peer expense group. The Board and the Advisor agreed to a temporary reduction of the Fund's annual unified management fee of 0.06% for Investor, I, A, C and R Classes and 0.11% for R6 Class (e.g., the Investor Class unified fee will be reduced from 0.94% to 0.88%) for at least one year, beginning December 1, 2018. The unified fee charged to One Choice 2055 Portfolio under the new agreement was above the median of the total expense ratios of the Fund’s peer expense universe and was within the range of its peer expense group. The Board and the Advisor agreed to a temporary reduction of the Fund's annual unified management fee of 0.07% for Investor, I, A, C and

R Classes and 0.12% for R6 Class (e.g., the Investor Class unified fee will be reduced from 0.95% to 0.88%) for at least one year, beginning December 1, 2018. The unified fee charged to One Choice 2060 Portfolio under the new agreement was above the median of the total expense ratios of the Fund’s peer expense universe and was within the range of its peer expense group. The Board and the Advisor agreed to a temporary reduction of the Fund's annual unified management fee of 0.08% for Investor, I, A, C and R Classes and 0.12% for R6 Class (e.g., the Investor Class unified fee will be reduced from 0.96% to 0.88%) for at least one year, beginning December 1, 2018. The Board concluded that the management fee paid by each Fund to the Advisor under its management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Directors also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to advisory clients other than the Funds. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of each Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Funds were reasonable by comparison.

Payments to Intermediaries. The Directors also requested and received a description of payments made to intermediaries by each Fund and the Advisor and services provided in response thereto. These payments include various payments made by each Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided for each Fund. The Board reviewed such information and received representations from the Advisor that all such payments by the Funds were made pursuant to each Fund’s Rule 12b-1 Plan and that all such payments by the Advisor were made from the Advisor’s resources and reasonable profits. The Board found the payments to be reasonable in scope and purpose.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the existence of collateral benefits the Advisor may receive as a result of its relationship with the Funds. They concluded that the Advisor’s primary business is managing mutual funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that additional assets from other clients may offer the Advisor some benefit from increased leverage with service providers and counterparties. Additionally, the Advisor may receive proprietary research from broker-dealers that execute fund portfolio transactions, which the Board concluded is likely to benefit other clients of the Advisor, as well as fund shareholders. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Funds, at least in part, due to its existing infrastructure built to serve the fund complex.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Funds’ operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Funds on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to each Fund.

Conclusion of the Directors. As a result of this process, the Board, including all of the independent Directors, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and throughout the year, determined that the management agreement between the Funds and the Advisor was fair and reasonable in light of the services provided and should be renewed.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

A description of the policies that the funds’ investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the funds is available without charge, upon request, by calling 1-800-345-2021. It is also available on the “About Us” page of American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the “About Us” page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q or as an exhibit to its reports on Form N-PORT. The funds’ Forms N-Q and Form N-PORT reports are available on the SEC’s website at sec.gov. The funds also make their complete schedule of portfolio holdings for the most recent quarter of their fiscal year available on their website at americancentury.com and, upon request, by calling 1-800-345-2021.

Notes

Notes

Notes

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Services for the Deaf	711

American Century Asset Allocation Portfolios, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2019 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-91633 1903

ITEM 2. CODE OF ETHICS.

Not applicable for semiannual report filings.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semiannual report filings.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semiannual report filings.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable for semiannual report filings.

ITEM 6. INVESTMENTS.

(a)	The schedule of investments is included as part of the report to stockholders filed under Item 1 of this Form.

(b)	Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

During the reporting period, there were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board.

ITEM 11. CONTROLS AND PROCEDURES.

(a)
The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. EXHIBITS.

(a)(1)	Not applicable for semiannual report filings.

(a)(2)
Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as EX-99.CERT.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	A certification by the registrant’s chief executive officer and chief financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, is furnished and attached hereto as EX- 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century Asset Allocation Portfolios, Inc.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	March 28, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	March 28, 2019

By:	/s/ R. Wes Campbell
	Name:	R. Wes Campbell
	Title:	Treasurer and
Chief Financial Officer
(principal financial officer)

Date:	March 28, 2019